UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2013

Item 1. Reports to Stockholders

Semiannual report Delaware Corporate Bond Fund Delaware Extended Duration Bond Fund January 31, 2013 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocations	3
Statements of net assets	5
Statements of operations	42
Statements of changes in net assets	44
Financial highlights	48
Notes to financial statements	68
Other Fund information	91
About the organization	96

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from August 1, 2012 to January 31, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2012 to Jan. 31, 2013.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Corporate Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/12	1/31/13	Expense Ratio	8/1/12 to 1/31/13*
Actual Fund return†
Class A	$1,000.00	$1,038.00	0.92%	$4.73
Class B	1,000.00	1,034.10	1.67%	8.56
Class C	1,000.00	1,034.10	1.67%	8.56
Class R	1,000.00	1,036.70	1.17%	6.01
Institutional Class	1,000.00	1,039.30	0.67%	3.44
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.57	0.92%	$4.69
Class B	1,000.00	1,016.79	1.67%	8.49
Class C	1,000.00	1,016.79	1.67%	8.49
Class R	1,000.00	1,019.31	1.17%	5.96
Institutional Class	1,000.00	1,021.83	0.67%	3.41

Delaware Extended Duration Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/12	1/31/13	Expense Ratio	8/1/12 to 1/31/13*
Actual Fund return†
Class A	$1,000.00	$1,012.40	0.95%	$4.82
Class B	1,000.00	1,008.60	1.70%	8.61
Class C	1,000.00	1,008.60	1.70%	8.61
Class R	1,000.00	1,011.10	1.20%	6.08
Institutional Class	1,000.00	1,013.60	0.70%	3.55
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.42	0.95%	$4.84
Class B	1,000.00	1,016.64	1.70%	8.64
Class C	1,000.00	1,016.64	1.70%	8.64
Class R	1,000.00	1,019.16	1.20%	6.11
Institutional Class	1,000.00	1,021.68	0.70%	3.57

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocations
Delaware Corporate Bond Fund	As of January 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Commercial Mortgage-Backed Security	0.01%
Convertible Bonds	1.41%
Corporate Bonds	87.22%
Banking	10.26%
Basic Industry	5.57%
Brokerage	3.88%
Capital Goods	2.87%
Communications	10.06%
Consumer Cyclical	7.85%
Consumer Non-Cyclical	5.60%
Electric	11.59%
Energy	8.20%
Finance Companies	3.34%
Insurance	8.09%
Natural Gas	4.72%
Real Estate Investment Trusts	0.86%
Technology	2.74%
Transportation	1.59%
Municipal Bonds	1.49%
Regional Bonds	0.46%
Senior Secured Loans	1.26%
Sovereign Bonds	2.17%
Supranational Bank	0.47%
Common Stock	0.00%
Preferred Stock	4.47%
Options Purchased	0.12%
Short-Term Investments	1.10%
Securities Lending Collateral	0.01%
Total Value of Securities	100.19%
Obligation to Return Securities Lending Collateral	(0.02%)
Other Liabilities Net of Receivables and Other Assets	(0.17%)
Total Net Assets	100.00%

Security type/sector allocations
Delaware Extended Duration Bond Fund	As of January 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Commercial Mortgage-Backed Securities	0.01%
Convertible Bonds	1.37%
Corporate Bonds	84.59%
Banking	6.84%
Basic Industry	5.09%
Brokerage	3.66%
Capital Goods	3.17%
Communications	8.59%
Consumer Cyclical	5.42%
Consumer Non-Cyclical	11.05%
Electric	11.89%
Energy	6.55%
Finance Companies	3.22%
Insurance	8.29%
Natural Gas	6.59%
Real Estate Investment Trusts	0.54%
Technology	2.17%
Transportation	1.52%
Municipal Bonds	2.82%
Regional Bonds	0.31%
Senior Secured Loans	1.24%
Sovereign Bonds	2.06%
Supranational Bank	0.48%
U.S. Treasury Obligation	2.32%
Preferred Stock	4.78%
Options Purchased	0.12%
Short-Term Investments	0.36%
Securities Lending Collateral	0.01%
Total Value of Securities	100.47%
Obligation to Return Securities Lending Collateral	(0.02%)
Other Liabilities Net of Receivables and Other Assets	(0.45%)
Total Net Assets	100.00%

Statements of net assets
Delaware Corporate Bond Fund	January 31, 2013 (Unaudited)

		Principal amount°		Value (U.S. $)
	Commercial Mortgage-Backed Security – 0.01%
#	Merrill Lynch Mortgage Trust Series
	2002-MW1 J 144A 5.695% 7/12/34	USD	295,000	$248,534
	Total Commercial Mortgage-Backed Security
	(cost $251,274)			248,534

	Convertible Bonds – 1.41%
*Φ	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/12/27		3,555,000	2,757,347
	L-3 Communications Holdings 3.00%
	exercise price $91.21, expiration date 8/1/35		5,500,000	5,599,687
	Linear Technology 3.00% exercise price
	$42.07, expiration date 4/30/27		1,575,000	1,680,328
	Live Nation Entertainment 2.875%
	exercise price $27.14, expiration date 7/14/27		2,607,000	2,613,518
	MGM Resorts International 4.25%
	exercise price $18.58, expiration date 4/10/15		3,443,000	3,739,958
#	Owens-Brockway Glass Container 144A
	3.00% exercise price $47.47,
	expiration date 5/28/15		3,172,000	3,183,895
	PHH 4.00% exercise price $25.80,
	expiration date 8/27/14		1,817,000	2,018,006
	Steel Dynamics 5.125% exercise price
	$17.29, expiration date 6/15/14		471,000	530,464
#	WellPoint 144A 2.75% exercise price
	$75.57, expiration date 10/15/42		1,195,000	1,313,006
	Total Convertible Bonds (cost $22,091,953)			23,436,209

	Corporate Bonds – 87.22%
	Banking – 10.26%
	Abbey National Treasury Services
	4.00% 4/27/16		9,875,000	10,511,780
	AgriBank 9.125% 7/15/19		4,517,000	6,052,071
	Bank of America 2.00% 1/11/18		14,000,000	13,910,567
*	Barclays Bank 7.625% 11/21/22		8,000,000	7,910,000
	BBVA U.S. Senior 4.664% 10/9/15		7,400,000	7,641,950
	City National 5.25% 9/15/20		3,025,000	3,320,809

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
•	Fifth Third Capital Trust IV
	6.50% 4/15/37	USD	8,670,000	$8,691,675
	Goldman Sachs Group
	2.375% 1/22/18		9,175,000	9,208,351
	3.625% 1/22/23		2,750,000	2,751,111
#•	HBOS Capital Funding 144A
	6.071% 6/29/49		9,300,000	8,230,500
	JPMorgan Chase
	3.20% 1/25/23		3,390,000	3,375,640
	6.00% 10/1/17		6,430,000	7,584,352
	KeyBank 6.95% 2/1/28		4,700,000	5,714,519
•	National City Bank 0.681% 6/7/17		2,030,000	1,986,698
	PNC Bank
	2.95% 1/30/23		5,935,000	5,864,041
	6.875% 4/1/18		3,051,000	3,803,694
	PNC Funding 5.625% 2/1/17		25,000	28,678
•	Regions Financing Trust II 6.625% 5/15/47		8,860,000	8,926,450
	Santander Holdings USA 4.625% 4/19/16		1,900,000	2,022,159
#	Standard Chartered 144A 3.95% 1/11/23		12,910,000	12,742,622
•	SunTrust Banks 0.602% 8/24/15		3,630,000	3,554,325
*	SVB Financial Group 5.375% 9/15/20		3,785,000	4,256,800
	UBS 7.625% 8/17/22		10,235,000	11,264,928
•	USB Capital IX 3.50% 10/29/49		5,707,000	5,250,440
#•	USB Realty 144A 1.451% 12/22/49		400,000	350,000
	Wachovia
	•0.674% 10/15/16		2,730,000	2,693,950
	5.60% 3/15/16		4,075,000	4,596,983
	Zions Bancorporation
	4.50% 3/27/17		2,400,000	2,520,965
	5.50% 11/16/15		1,823,000	1,883,154
	7.75% 9/23/14		3,646,000	3,995,064
				170,644,276
Basic Industry – 5.57%
	ArcelorMittal 10.35% 6/1/19		3,390,000	4,262,261
	Cabot
	2.55% 1/15/18		8,835,000	9,047,102
	3.70% 7/15/22		785,000	790,599

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	CF Industries
	6.875% 5/1/18	USD	9,165,000	$11,178,862
	7.125% 5/1/20		4,200,000	5,266,666
#	Clearwater Paper 144A 4.50% 2/1/23		7,060,000	7,042,350
	Dow Chemical 8.55% 5/15/19		5,795,000	7,825,122
	Georgia-Pacific 8.00% 1/15/24		10,540,000	14,727,530
	Lubrizol
	5.50% 10/1/14		2,105,000	2,273,368
	8.875% 2/1/19		2,765,000	3,844,813
	LyondellBasell Industries 5.75% 4/15/24		3,435,000	3,993,188
#	Sappi Papier Holding 144A
	6.625% 4/15/21		5,985,000	6,314,175
	Southern Copper 5.25% 11/8/42		5,310,000	5,208,048
#	Taminco Global Chemical 144A
	9.75% 3/31/20		2,310,000	2,552,550
*	Teck Resources 3.75% 2/1/23		8,200,000	8,240,762
				92,567,396
Brokerage – 3.88%
#	Blackstone Holdings Finance 144A
	4.75% 2/15/23		13,500,000	14,398,479
	6.25% 8/15/42		2,790,000	3,120,654
	E Trade Financial 6.375% 11/15/19		3,500,000	3,648,750
#	FMR 144A 5.15% 2/1/43		7,160,000	7,248,863
	Jefferies Group
	5.125% 1/20/23		1,570,000	1,613,503
	6.45% 6/8/27		5,627,000	6,133,430
	6.50% 1/20/43		1,575,000	1,608,744
	6.875% 4/15/21		3,395,000	3,887,275
#	KKR Group Finance II 144A 5.50% 2/1/43		9,120,000	9,210,124
	Lazard Group 6.85% 6/15/17		8,495,000	9,748,463
#	Nuveen Investments 144A
	9.50% 10/15/20		3,765,000	3,896,775
				64,515,060
Capital Goods – 2.87%
#	ADT 144A 4.125% 6/15/23		8,550,000	8,690,836
#	Algeco Scotsman Global Finance 144A
	*8.50% 10/15/18		1,775,000	1,908,125
	10.75% 10/15/19		8,880,000	9,190,799

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
#	Cemex 144A
	•5.311% 9/30/15	USD	1,630,000	$1,656,488
	9.50% 6/15/18		6,015,000	6,789,431
#	Cemex Finance 144A 9.375% 10/12/22		2,200,000	2,497,000
	Mohawk Industries 3.85% 2/1/23		11,485,000	11,540,988
	United Rentals 10.25% 11/15/19		935,000	1,091,613
#	Votorantim Cimentos 144A 7.25% 4/5/41		3,840,000	4,416,000
				47,781,280
Communications – 10.06%
	American Tower 4.50% 1/15/18		11,795,000	13,037,698
	AT&T 2.625% 12/1/22		11,295,000	10,946,165
#	Brasil Telecom 144A 5.75% 2/10/22		8,604,000	9,055,710
	Cablevision Systems
	8.00% 4/15/20		2,220,000	2,519,700
	8.625% 9/15/17		570,000	671,175
#	CC Holdings GS V 144A 3.849% 4/15/23		2,860,000	2,857,400
	CenturyLink 5.80% 3/15/22		5,395,000	5,655,125
#	Clearwire Communications 144A
	12.00% 12/1/15		2,830,000	3,068,781
	Comcast 4.25% 1/15/33		14,150,000	13,834,810
	Cricket Communications 7.75% 10/15/20		1,040,000	1,084,200
#	Crown Castle Towers 144A
	4.883% 8/15/20		7,360,000	8,367,304
#	Deutsche Telekom International Finance
	144A 4.875% 3/6/42		6,260,000	6,443,568
#	Digicel Group 144A
	8.25% 9/30/20		935,000	1,047,200
	10.50% 4/15/18		775,000	871,875
	DISH DBS 5.875% 7/15/22		1,700,000	1,814,750
	Intelsat Bermuda 11.25% 2/4/17		1,980,000	2,101,275
	Interpublic Group
	2.25% 11/15/17		7,440,000	7,384,111
	3.75% 2/15/23		5,200,000	5,096,660
#	Nara Cable Funding 144A
	8.875% 12/1/18		7,005,000	7,180,125
#	Qtel International Finance 144A
	3.25% 2/21/23		2,220,000	2,192,250
	4.50% 1/31/43		1,750,000	1,726,375

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Qwest 6.75% 12/1/21	USD	3,430,000	$3,986,569
	Qwest Communications International
	7.125% 4/1/18		2,000,000	2,093,910
	Sprint Capital 6.875% 11/15/28		990,000	1,004,850
#	Sprint Nextel 144A 7.00% 3/1/20		2,540,000	2,952,750
*#	Telefonica Chile 144A 3.875% 10/12/22		7,875,000	7,907,729
	Telefonica Emisiones
	5.462% 2/16/21		4,070,000	4,417,081
	6.421% 6/20/16		3,310,000	3,683,067
	Time Warner Cable
	5.85% 5/1/17		3,250,000	3,795,340
	8.25% 4/1/19		4,481,000	5,931,204
#	VimpelCom Holdings 144A
	7.504% 3/1/22		2,940,000	3,358,950
	Virgin Media Secured Finance
	6.50% 1/15/18		10,595,000	11,389,625
#	Vivendi 144A 6.625% 4/4/18		5,377,000	6,278,502
#	Wind Acquisition Finance 144A
	7.25% 2/15/18		940,000	994,050
	11.75% 7/15/17		2,445,000	2,640,600
				167,390,484
Consumer Cyclical – 7.85%
	Amazon.com 2.50% 11/29/22		8,365,000	8,046,017
	Brinker International 5.75% 6/1/14		3,000,000	3,177,039
	Chrysler Group 8.25% 6/15/21		4,975,000	5,547,125
#	Daimler Finance North America
	144A 2.25% 7/31/19		6,075,000	6,068,791
	Darden Restaurants 3.35% 11/1/22		9,480,000	9,015,840
	Dollar General 4.125% 7/15/17		1,155,000	1,224,300
	Ford Motor 7.45% 7/16/31		1,360,000	1,740,800
	Ford Motor Credit
	3.984% 6/15/16		850,000	902,003
	4.207% 4/15/16		740,000	788,171
	5.00% 5/15/18		12,350,000	13,570,106
	Historic TW 6.875% 6/15/18		5,285,000	6,580,216
	Host Hotels & Resorts
	4.75% 3/1/23		3,825,000	4,025,813
	5.25% 3/15/22		4,520,000	4,949,400
	5.875% 6/15/19		2,055,000	2,242,519

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
#	Hyundai Capital America 144A
	2.125% 10/2/17	USD	4,500,000	$4,507,497
#	Jaguar Land Rover Automotive
	144A 5.625% 2/1/23		2,965,000	3,039,125
	Macy’s Retail Holdings 7.875% 7/15/15		845,000	983,477
	MGM Resorts International
	11.375% 3/1/18		2,180,000	2,725,000
	PVH 4.50% 12/15/22		11,750,000	11,750,000
*	Quiksilver 6.875% 4/15/15		1,105,000	1,107,763
#	QVC 144A 5.125% 7/2/22		8,860,000	9,322,253
	Ryland Group 8.40% 5/15/17		358,000	428,705
	Toyota Motor Credit 2.625% 1/10/23		7,420,000	7,352,552
	Walgreen 3.10% 9/15/22		13,495,000	13,461,330
	Western Union 2.875% 12/10/17		6,425,000	6,406,984
	Wyndham Worldwide 5.75% 2/1/18		1,460,000	1,661,641
				130,624,467
Consumer Non-Cyclical – 5.60%
	ConAgra Foods 3.20% 1/25/23		8,265,000	8,292,622
	Constellation Brands 4.625% 3/1/23		2,050,000	2,098,688
	Corn Products 6.625% 4/15/37		7,760,000	9,321,319
	Energizer Holdings 4.70% 5/24/22		10,200,000	10,814,651
#	ESAL 144A 6.25% 2/5/23		615,000	600,394
	General Mills 4.15% 2/15/43		4,675,000	4,707,496
*	HCA Holdings 7.75% 5/15/21		1,155,000	1,267,613
	Ingredion 1.80% 9/25/17		6,925,000	6,913,595
#	JBS USA Finance 144A 8.25% 2/1/20		2,500,000	2,700,000
#	Marfrig Holding Europe 144A
	9.875% 7/24/17		1,005,000	992,438
	Mattel 5.45% 11/1/41		8,420,000	9,276,095
#	Pernod-Ricard 144A
	4.25% 7/15/22		1,550,000	1,667,323
	4.45% 1/15/22		5,000,000	5,434,055
	5.75% 4/7/21		7,740,000	9,076,133
*	Safeway 4.75% 12/1/21		6,190,000	6,296,771
#	Zoetis 144A 3.25% 2/1/23		13,780,000	13,710,066
				93,169,259

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric – 11.59%
	Ameren Illinois 9.75% 11/15/18	USD	7,971,000	$10,964,724
	American Electric Power 1.65% 12/15/17		10,000,000	10,005,950
#	American Transmission Systems
	144A 5.25% 1/15/22		2,110,000	2,398,378
#	APT Pipelines 144A 3.875% 10/11/22		11,935,000	11,665,591
	CenterPoint Energy 5.95% 2/1/17		5,155,000	5,945,416
	CMS Energy 5.05% 3/15/22		5,745,000	6,430,942
	ComEd Financing III 6.35% 3/15/33		7,500,000	7,875,000
	El Paso Electric 3.30% 12/15/22		2,830,000	2,773,768
#•	Electricite de France 144A
	5.25% 12/29/49		14,500,000	14,216,669
#	Enel Finance International 144A
	6.25% 9/15/17		5,200,000	5,825,690
	Entergy Louisiana 3.30% 12/1/22		3,690,000	3,696,052
•	FPL Group Capital
	6.35% 10/1/66		4,825,000	5,166,967
	6.65% 6/15/67		6,105,000	6,572,155
	Great Plains Energy 5.292% 6/15/22		11,045,000	12,332,383
•	Integrys Energy Group 6.11% 12/1/66		11,384,000	12,105,803
	Ipalco Enterprises 5.00% 5/1/18		2,450,000	2,621,500
	LG&E & KU Energy
	3.75% 11/15/20		2,645,000	2,770,378
	4.375% 10/1/21		3,850,000	4,186,475
#	Narragansett Electric 144A
	4.17% 12/10/42		1,525,000	1,494,537
#	Niagara Mohawk Power 144A
	2.721% 11/28/22		5,125,000	5,004,101
	Pennsylvania Electric 5.20% 4/1/20		4,281,000	4,865,566
	PPL Capital Funding
	4.20% 6/15/22		1,620,000	1,715,107
	•6.70% 3/30/67		10,015,000	10,675,639
•	Puget Sound Energy 6.974% 6/1/67		8,395,000	8,914,709
	SCANA 4.125% 2/1/22		12,020,000	12,491,544
	System Energy Resources 4.10% 4/1/23		8,610,000	8,781,856
•	Wisconsin Energy 6.25% 5/15/67		10,359,000	11,276,030
				192,772,930

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy – 8.20%
#	ENI 144A 4.15% 10/1/20	USD	4,885,000	$5,005,909
#	Gazprom 144A 3.85% 2/6/20		3,805,000	3,807,549
*#	Gazprom Neft 144A 4.375% 9/19/22		8,365,000	8,440,285
	Laredo Petroleum 9.50% 2/15/19		2,825,000	3,206,375
	Murphy Oil
	2.50% 12/1/17		2,740,000	2,753,977
	3.70% 12/1/22		9,565,000	9,318,213
	Newfield Exploration 5.625% 7/1/24		5,150,000	5,549,125
	Occidental Petroleum 2.70% 2/15/23		4,890,000	4,885,692
#	Pertamina Persero 144A 4.875% 5/3/22		6,000,000	6,465,000
	Petrobras International Finance
	3.875% 1/27/16		5,280,000	5,556,207
	6.75% 1/27/41		4,470,000	5,246,966
	Petrohawk Energy 7.25% 8/15/18		9,285,000	10,470,240
	Petroleos Mexicanos
	#144A 3.50% 1/30/23		2,460,000	2,416,950
	#144A 5.50% 6/27/44		7,286,000	7,504,580
	5.50% 6/27/44		3,250,000	3,347,500
	Statoil 2.45% 1/17/23		7,400,000	7,213,809
	Talisman Energy 5.50% 5/15/42		14,295,000	15,551,788
	Transocean
	*3.80% 10/15/22		6,785,000	6,735,605
	5.05% 12/15/16		5,350,000	5,978,866
	Weatherford Bermuda 5.95% 4/15/42		1,000,000	1,025,142
	Weatherford International
	4.50% 4/15/22		5,140,000	5,273,208
	9.625% 3/1/19		2,920,000	3,810,988
#	Woodside Finance 144A 8.75% 3/1/19		5,105,000	6,744,241
				136,308,215
Finance Companies – 3.34%
	FTI Consulting 6.75% 10/1/20		975,000	1,053,000
	General Electric Capital
	2.10% 12/11/19		1,020,000	1,025,381
	3.10% 1/9/23		3,635,000	3,598,127
	#144A 3.80% 6/18/19		3,795,000	4,052,134
	4.375% 9/16/20		435,000	481,361
	5.55% 5/4/20		4,065,000	4,796,375

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
	General Electric Capital (continued)
	6.00% 8/7/19	USD	1,620,000	$1,962,057
	•6.25% 12/15/49		4,200,000	4,604,515
	•7.125% 12/15/49		6,700,000	7,714,051
#•	ILFC E-Capital Trust I 144A
	4.54% 12/21/65		5,400,000	4,320,000
#•	ILFC E-Capital Trust II 144A
	6.25% 12/21/65		3,065,000	2,689,538
	International Lease Finance
	5.875% 4/1/19		1,625,000	1,764,622
#	IPIC GMTN 144A 5.50% 3/1/22		5,429,000	6,324,784
	PHH
	7.375% 9/1/19		1,250,000	1,409,375
	9.25% 3/1/16		2,810,000	3,308,775
#	Temasek Financial I 144A 2.375% 1/23/23		6,750,000	6,504,394
				55,608,489
Insurance – 8.09%
	American International Group
	6.40% 12/15/20		5,500,000	6,744,469
	•8.175% 5/15/58		2,675,000	3,490,875
	8.25% 8/15/18		5,575,000	7,253,203
•	Chubb 6.375% 3/29/67		6,606,000	7,217,055
#	Highmark 144A
	4.75% 5/15/21		1,685,000	1,674,639
	6.125% 5/15/41		920,000	868,827
•*	ING Groep 5.775% 12/29/49		4,765,000	4,574,400
#	ING U.S. 144A 5.50% 7/15/22		10,315,000	11,275,584
#	Liberty Mutual Group 144A
	4.95% 5/1/22		4,370,000	4,754,678
	6.50% 5/1/42		10,905,000	12,241,266
	•7.00% 3/15/37		2,775,000	2,802,750
#	MetLife Capital Trust X 144A
	9.25% 4/8/38		6,730,000	9,287,400
#	Metropolitan Life Global Funding I 144A
	3.00% 1/10/23		7,460,000	7,421,820
	3.875% 4/11/22		3,075,000	3,299,696
#	Pacific Lifecorp 144A 5.125% 1/30/43		9,790,000	9,535,127

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
•	Prudential Financial
	5.625% 6/15/43	USD	8,000,000	$8,290,000
	5.875% 9/15/42		8,815,000	9,277,788
=#‡t	Twin Reefs Pass Through Trust
	144A 0.00% 12/29/49		3,100,000	0
	WellPoint
	3.30% 1/15/23		7,810,000	7,834,976
	4.65% 1/15/43		4,375,000	4,381,208
•	XL Group 6.50% 12/29/49		8,392,000	8,108,770
#•	ZFS Finance USA Trust II 144A
	6.45% 12/15/65		3,870,000	4,160,250
				134,494,781
Natural Gas – 4.72%
	AmeriGas Finance
	6.75% 5/20/20		475,000	517,750
	7.00% 5/20/22		470,000	517,000
	El Paso Pipeline Partners Operating
	6.50% 4/1/20		7,073,000	8,572,610
•	Enbridge Energy Partners 8.05% 10/1/37		6,970,000	7,918,729
	Energy Transfer Partners
	3.60% 2/1/23		8,000,000	7,926,944
	9.70% 3/15/19		2,677,000	3,620,311
	Enterprise Products Operating
	•7.034% 1/15/68		6,900,000	7,908,870
	9.75% 1/31/14		1,999,000	2,171,768
	Kinder Morgan Energy Partners
	6.375% 3/1/41		4,340,000	5,220,742
	9.00% 2/1/19		2,805,000	3,730,914
	Plains All American Pipeline 8.75% 5/1/19		1,985,000	2,681,431
	Sunoco Logistics Partners Operations
	3.45% 1/15/23		8,230,000	8,140,960
•	TransCanada Pipelines 6.35% 5/15/67		9,152,000	9,764,735
	Williams Partners 7.25% 2/1/17		8,087,000	9,756,326
				78,449,090

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Real Estate Investment Trusts – 0.86%
DDR
7.50% 4/1/17	USD	2,500,000	$2,989,580
7.875% 9/1/20		1,125,000	1,431,817
9.625% 3/15/16		1,415,000	1,735,008
Digital Realty Trust
5.25% 3/15/21		5,535,000	6,147,597
5.875% 2/1/20		1,680,000	1,918,760
			14,222,762
Technology – 2.74%
Avaya 10.125% 11/1/15		4,425,000	4,236,938
Baidu 3.50% 11/28/22		9,650,000	9,435,548
* CDW 12.535% 10/12/17		2,394,000	2,573,550
First Data 11.25% 3/31/16		2,980,000	2,980,000
GXS Worldwide 9.75% 6/15/15		1,610,000	1,684,463
Hewlett-Packard 4.65% 12/9/21		4,485,000	4,517,108
National Semiconductor 6.60% 6/15/17		6,644,000	8,136,242
NetApp
2.00% 12/15/17		3,540,000	3,533,925
3.25% 12/15/22		4,405,000	4,295,716
# Seagate Technology International 144A
10.00% 5/1/14		3,948,000	4,244,100
			45,637,590
Transportation – 1.59%
# ERAC USA Finance 144A
3.30% 10/15/22		13,515,000	13,442,654
4.50% 8/16/21		1,905,000	2,079,961
# Penske Truck Leasing 144A
3.375% 3/15/18		3,685,000	3,778,647
3.75% 5/11/17		4,675,000	4,926,071
4.875% 7/11/22		2,130,000	2,164,566
			26,391,899
Total Corporate Bonds (cost $1,378,916,498)			1,450,577,978

Statements of net assets
Delaware Corporate Bond Fund

	Principal amount°		Value (U.S. $)
Municipal Bonds – 1.49%
Los Angeles, California Department of
Water & Power Revenue Taxable Build
America Bond 6.574% 7/1/45	USD	5,365,000	$7,475,591
Metropolitan Transportation Authority,
New York Taxable Build America Bond
(Dedicated Tax Fund) Series C-1
6.687% 11/15/40		4,500,000	5,721,345
San Francisco Bay Area Toll Authority,
California Toll Bridge Revenue Taxable
Build America Bond Series S3
6.907% 10/1/50		3,575,000	5,069,565
Triborough Bridge & Tunnel Authority,
New York Revenue Taxable
Build America Bond Series A-2
5.45% 11/15/32		5,560,000	6,513,818
Total Municipal Bonds (cost $18,804,566)			24,780,319

ΔRegional Bonds – 0.46%
Australia – 0.24%
New South Wales Treasury
6.00% 4/1/19	AUD	2,329,000	2,744,726
6.00% 3/1/22	AUD	1,040,000	1,237,888
			3,982,614
Canada – 0.22%
Ontario Province 3.15% 6/2/22	CAD	3,595,000	3,686,123
			3,686,123
Total Regional Bonds (cost $7,494,764)			7,668,737

«Senior Secured Loans – 1.26%
Burlington Coat Factory Warehouse
5.75% 5/1/17	USD	1,608,495	1,631,281
Chrysler Group 6.00% 5/24/17		2,955,000	3,024,066
Clear Channel Communications Tranche A
3.639% 7/30/14		9,600,000	9,503,337
Essar Steel Algoma 8.75% 9/12/14		1,805,475	1,832,557
Immucor 5.75% 8/9/19		1,762,754	1,791,399

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Nuveen Investments 8.25% 3/1/19	USD	1,335,000	$1,365,038
Zayo Group Tranche B 1st Lien 5.25% 7/2/19		1,730,652	1,755,685
Total Senior Secured Loans
(cost $20,674,720)			20,903,363

ΔSovereign Bonds – 2.17%
Australia – 0.21%
Australian Government Inflation-Linked
Bond 4.00% 8/20/15	AUD	1,853,000	3,495,921
			3,495,921
Colombia – 0.39%
Republic of Colombia 6.125% 1/18/41	USD	5,001,000	6,426,284
			6,426,284
Indonesia – 0.47%
Indonesia Government 11.00% 11/15/20	IDR	17,218,000,000	2,428,348
# Republic of Indonesia 144A
5.25% 1/17/42	USD	4,788,000	5,320,664
			7,749,012
Philippines – 0.17%
Republic of Philippines 5.00% 1/13/37		2,490,000	2,866,613
			2,866,613
Republic of Korea – 0.23%
Korea Treasury Inflation-Linked Bond
2.75% 6/10/20	KRW	3,582,862,823	3,811,680
			3,811,680
South Africa – 0.30%
Republic of South Africa
7.25% 1/15/20	ZAR	4,717,000	553,867
10.50% 12/21/26	ZAR	31,604,000	4,500,685
			5,054,552
Sri Lanka – 0.10%
# Republic of Sri Lanka 144A
5.875% 7/25/22	USD	1,630,000	1,727,800
			1,727,800

Statements of net assets
Delaware Corporate Bond Fund

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Turkey – 0.30%
Republic of Turkey 6.00% 1/14/41	USD	4,110,000	$4,906,313
			4,906,313
Total Sovereign Bonds (cost $33,636,944)			36,038,175

Supranational Bank – 0.47%
Andina de Fomento 4.375% 6/15/22		7,180,000	7,841,946
Total Supranational Bank (cost $7,747,723)			7,841,946

	Number of shares
Common Stock – 0.00%
Masco		251	4,616
† United Continental Holdings		40	966
Total Common Stock (cost $1,783)			5,582

Preferred Stock – 4.47%
Alabama Power 5.625%		118,065	3,021,283
Ally Financial
#144A 7.00%		4,000	3,904,125
•8.50%		80,000	2,105,600
BB&T
5.20%		288,000	7,107,840
5.85%		101,525	2,623,406
City National 5.50%		168,200	4,169,678
DTE Energy 5.25%		305,000	7,808,001
Entergy Arkansas 4.90%		240,000	6,000,000
General Electric Capital 4.875%		252,000	6,386,638
• GMAC Capital Trust I 8.25%		50,000	1,333,500
* JPMorgan Chase 5.50%		75,000	1,872,750
• PNC Financial Services Group
6.125%		105,000	2,841,300
8.25%		3,112,000	3,165,103
Public Storage 5.20%		330,000	8,299,500
Regency Centers 6.625%		22,363	587,923
Regions Financial 6.375%		67,000	1,666,960
• U.S. Bancorp
*6.00%		45,000	1,210,500
6.50%		44,000	1,263,680

	Number of shares		Value (U.S. $)
Preferred Stock (continued)
Wells Fargo
5.125%		170,000	$4,236,400
5.20%		190,000	4,746,200
Total Preferred Stock (cost $72,620,381)			74,350,387

	Number of contracts
Options Purchased – 0.12%
Put Swaptions – 0.12%
IRS, strike rate 2.47%,
expiration date 11/16/15 (BAML)		9,300,000	697,747
IRS, strike rate 3.38%,
expiration date 2/28/13 (BAML)		33,100,000	1
IRS, strike rate 3.65%,
expiration date 11/16/15 (BAML)		9,300,000	480,694
IRS, strike rate 4.00%,
expiration date 5/23/17 (GSC)		19,100,000	793,531
Total Options Purchased
(premium paid $1,986,945)			1,971,973

	Principal amount°
Short-Term Investments – 1.10%
≠Discount Notes – 0.44%
Federal Home Loan Bank
0.12% 4/2/13	USD	4,367,080	4,366,861
0.125% 3/6/13		450,540	450,536
0.13% 2/6/13		2,034,438	2,034,436
0.135% 2/15/13		447,576	447,575
			7,299,408
Repurchase Agreements – 0.05%
Bank of America 0.12%, dated 1/31/13, to
be repurchased on 2/1/13, repurchase
price $322,392 (collateralized by
U.S. government obligations
1.25%-2.125% 4/15/14-12/31/15;
market value $328,839)		322,391	322,391

Statements of net assets
Delaware Corporate Bond Fund

	Principal amount°		Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.12%, dated 1/31/13, to
be repurchased on 2/1/13, repurchase
price $573,611 (collateralized by
U.S. government obligations
0.25%-4.25% 12/15/13-8/15/21;
market value $585,081)	USD	573,609	$573,609
			896,000
≠U.S. Treasury Obligations – 0.61%
U.S. Treasury Bills
0.04% 3/21/13		5,925,555	5,925,259
0.04% 3/28/13		4,222,527	4,222,252
			10,147,511
Total Short-Term Investments
(cost $18,342,156)			18,342,919

Total Value of Securities Before Securities
Lending Collateral – 100.18%
(cost $1,582,569,707)			1,666,166,122

	Number of shares
**Securities Lending Collateral – 0.01%
Investment Companies
Delaware Investments Collateral Fund No. 1		147,061	147,061
†@Mellon GSL Reinvestment Trust II		230,639	0
Total Securities Lending Collateral
(cost $377,700)			147,061

Total Value of Securities – 100.19%
(cost $1,582,947,407)			1,666,313,183 ©
**Obligation to Return Securities
Lending Collateral – (0.02%)			(377,700)
«Other Liabilities Net of Receivables
and Other Assets – (0.17%)			(2,755,917)
Net Assets Applicable to 269,126,067
Shares Outstanding – 100.00%			$1,663,179,566

Net Asset Value – Delaware Corporate Bond Fund
Class A ($725,916,368 / 117,464,641 Shares)	$6.18
Net Asset Value – Delaware Corporate Bond Fund
Class B ($3,778,524 / 611,670 Shares)	$6.18
Net Asset Value – Delaware Corporate Bond Fund
Class C ($313,697,808 / 50,755,644 Shares)	$6.18
Net Asset Value – Delaware Corporate Bond Fund
Class R ($34,257,217 / 5,538,764 Shares)	$6.18
Net Asset Value – Delaware Corporate Bond Fund
Institutional Class ($585,529,649 / 94,755,348 Shares)	$6.18

Components of Net Assets at January 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$1,576,347,074
Undistributed net investment income	435,482
Accumulated net realized gain on investments	4,648,723
Net unrealized appreciation of investments and derivatives	81,748,287
Total net assets	$1,663,179,566

°	Principal amount shown is stated in the currency in which each security is denominated.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2013, the aggregate value of Rule 144A securities was $452,853,405, which represented 27.23% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

*	Fully or partially on loan.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2013.
•	Variable rate security. The rate shown is the rate as of January 31, 2013. Interest rates reset periodically.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

‡	Non income producing security. Security is currently in default.
t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Statements of net assets
Delaware Corporate Bond Fund

Δ	Securities have been classified by country of origin.
«

Senior secured loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2013.

†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At January 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
©	Includes $362,264 of securities loaned.
«	Includes $2,689,000 cash collateral for derivatives and foreign currency valued at $3,967,534 with a cost of $3,907,908.

Net Asset Value and Offering Price Per Share –
Delaware Corporate Bond Fund
Net asset value Class A (A)	$6.18
Sales charge (4.50% of offering price) (B)	0.29
Offering price	$6.47

(A)	Net asset value per share, as illustrated, is the amount that would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at January 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
GSC	GBP	190,846	USD	(299,905)	3/11/13	$2,714
HSBC	RUB	183,397,500	USD	(6,042,751)	3/11/13	28,080
						$30,794

Futures Contracts

				Unrealized
	Notional Cost			Appreciation
Contracts to Buy (Sell)	(Proceeds)	Notional Value	Expiration Date	(Depreciation)
(1,749) U.S. Treasury 10 yr Note	$(232,710,099)	$(229,610,906)	3/29/13	$3,099,193
506 U.S. Treasury Long Bond	75,676,105	72,595,187	3/29/13	(3,080,918)
	$(157,033,994)			$18,275

Swap Contracts

CDS Contracts

				Annual		Unrealized
	Swap			Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.19	USD	2,500,000	5.00%	12/20/17	$(39,215)
BAML	ITRAXX Europe Subordinate
	Financials 18.1 5 yr CDS	EUR	9,980,000	5.00%	12/20/17	(692,273)
BCLY	ITRAXX Europe Subordinate
	Financials 18.1 5 yr CDS	EUR	2,500,000	5.00%	12/20/17	(170,482)
CITI	CDX.NA.HY.19	USD	8,000,000	5.00%	12/20/17	(370,788)
GSC	CDX.NA.HY.19		4,785,000	5.00%	12/20/17	19,962
JPMC	CDX.NA.HY.19		2,500,000	5.00%	12/20/17	(40,736)
JPMC	ITRAXX Europe Subordinate
	Financials 18.1 5 yr CDS	EUR	1,300,000	5.00%	12/20/17	(88,651)
MSC	CDX.NA.HY.19	USD	3,000,000	5.00%	12/20/17	(48,883)
						$(1,431,066)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Statements of net assets
Delaware Corporate Bond Fund

Summary of abbreviations:
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
CAD — Canadian Dollar
CDS — Credit Default Swap
CITI — Citigroup Global Markets
EUR — European Monetary Unit
GBP — British Pound Sterling
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
HY– High Yield
IDR — Indonesian Rupiah
IRS — Interest Rate Swaption
JPMC — JPMorgan Chase Bank
KRW — South Korean Won
MSC — Morgan Stanley Capital
RUB — Russian Ruble
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

Delaware Extended Duration Bond Fund	January 31, 2013 (Unaudited)

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities – 0.01%
	Merrill Lynch Mortgage Trust
	#Series 2002-MW1 J 144A 5.695% 7/12/34	USD	110,000	$92,674
	Series 2005-CIP1 A2 4.96% 7/12/38		13,158	13,385
Total Commercial Mortgage-Backed Securities
	(cost $98,971)			106,059

Convertible Bonds – 1.37%
*Φ	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/12/27		2,472,000	1,917,345
	L-3 Communications Holdings 3.00%
	exercise price $91.21, expiration date 8/1/35		3,445,000	3,507,440
	Linear Technology 3.00% exercise price $42.07,
	expiration date 4/30/27		825,000	880,172
	Live Nation Entertainment 2.875%
	exercise price $27.14, expiration date 7/14/27		1,180,000	1,182,950
	MGM Resorts International 4.25%
	exercise price $18.58, expiration date 4/10/15		2,043,000	2,219,209
#	Owens-Brockway Glass Container 144A 3.00%
	exercise price $47.47, expiration date 5/28/15		806,000	809,023
	PHH 4.00% exercise price $25.80,
	expiration date 8/27/14		1,183,000	1,313,869
	Steel Dynamics 5.125% exercise price $17.29,
	expiration date 6/15/14		277,000	311,971
#	WellPoint 144A 2.75% exercise price $75.57,
	expiration date 10/15/42		728,000	799,890
Total Convertible Bonds (cost $12,058,876)				12,941,869

Corporate Bonds – 84.59%
Banking – 6.84%
	AgriBank 9.125% 7/15/19		1,210,000	1,621,210
*	Bank of America 3.30% 1/11/23		2,890,000	2,856,152
	Barclays Bank 7.625% 11/21/22		5,000,000	4,943,750
	City National 5.25% 9/15/20		1,155,000	1,267,945
•	Fifth Third Capital Trust IV 6.50% 4/15/37		3,515,000	3,523,788
	Goldman Sachs Group 3.625% 1/22/23		3,415,000	3,416,380
#•	HBOS Capital Funding 144A 6.071% 6/29/49		5,380,000	4,761,300
	JPMorgan Chase 3.20% 1/25/23		4,000,000	3,983,056

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
	KeyBank 6.95% 2/1/28	USD	2,467,000	$2,999,514
	PNC Bank 2.95% 1/30/23		3,860,000	3,813,850
#•	PNC Preferred Funding Trust II 144A
	1.531% 3/31/49		3,900,000	3,237,000
•	Regions Financing Trust II 6.625% 5/15/47		5,040,000	5,077,800
	Santander Holdings USA 4.625% 4/19/16		875,000	931,257
#	Standard Chartered 144A 3.95% 1/11/23		5,065,000	4,999,332
	SVB Financial Group 5.375% 9/15/20		1,705,000	1,917,528
	UBS 7.625% 8/17/22		5,930,000	6,526,725
•	USB Capital IX 3.50% 10/29/49		2,990,000	2,750,800
#•	USB Realty 144A 1.451% 12/22/49		400,000	350,000
	Wachovia 6.60% 1/15/38		2,910,000	3,884,876
	Zions Bancorporation
	5.50% 11/16/15		900,000	929,697
	7.75% 9/23/14		750,000	821,804
				64,613,764
Basic Industry – 5.09%
	ArcelorMittal 7.50% 10/15/39		4,880,000	4,941,952
	Cabot 3.70% 7/15/22		2,365,000	2,381,867
	CF Industries
	6.875% 5/1/18		2,130,000	2,598,033
	7.125% 5/1/20		2,630,000	3,297,936
#	Clearwater Paper 144A 4.50% 2/1/23		4,125,000	4,114,688
	Dow Chemical 8.55% 5/15/19		1,375,000	1,856,694
	Georgia-Pacific 8.00% 1/15/24		6,280,000	8,775,037
	International Paper
	6.00% 11/15/41		3,130,000	3,611,804
	7.30% 11/15/39		1,000,000	1,305,270
	9.375% 5/15/19		1,185,000	1,619,376
	Kinross Gold 6.875% 9/1/41		2,235,000	2,287,507
	LyondellBasell Industries 5.75% 4/15/24		2,040,000	2,371,500
#	Sappi Papier Holding 144A 6.625% 4/15/21		3,615,000	3,813,825
	Southern Copper 5.25% 11/8/42		3,190,000	3,128,752
	Teck Resources 5.40% 2/1/43		1,965,000	1,991,669
				48,095,910

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Brokerage – 3.66%
#	Blackstone Holdings Finance 144A
	4.75% 2/15/23	USD	4,375,000	$4,666,174
	6.25% 8/15/42		4,470,000	4,999,758
	E Trade Financial 6.375% 11/15/19		2,100,000	2,189,250
#	FMR 144A 5.15% 2/1/43		4,120,000	4,171,133
	Jefferies Group
	6.45% 6/8/27		2,640,000	2,877,600
	6.50% 1/20/43		1,985,000	2,027,529
	6.875% 4/15/21		2,025,000	2,318,625
#	KKR Group Finance II 144A 5.50% 2/1/43		5,310,000	5,362,473
	Lazard Group 6.85% 6/15/17		3,271,000	3,753,646
#	Nuveen Investments 144A 9.50% 10/15/20		2,165,000	2,240,775
				34,606,963
Capital Goods – 3.17%
#	ADT 144A 4.125% 6/15/23		1,675,000	1,702,591
#	Algeco Scotsman Global Finance 144A
	*8.50% 10/15/18		1,115,000	1,198,625
	10.75% 10/15/19		5,175,000	5,356,124
	Ball
	7.125% 9/1/16		188,000	201,630
	7.375% 9/1/19		282,000	313,725
#	Cemex 144A
	•5.311% 9/30/15		950,000	965,438
	9.50% 6/15/18		3,435,000	3,877,256
#	Cemex Finance 144A 9.375% 10/12/22		1,540,000	1,747,900
	Mohawk Industries 3.85% 2/1/23		6,645,000	6,677,394
	United Rentals 10.25% 11/15/19		820,000	957,350
#	URS 144A 5.00% 4/1/22		2,170,000	2,263,427
#	Votorantim Cimentos 144A 7.25% 4/5/41		2,900,000	3,335,000
	Waste Management 7.10% 8/1/26		1,025,000	1,358,848
				29,955,308
Communications – 8.59%
	American Tower 3.50% 1/31/23		3,120,000	3,052,848
#	Brasil Telecom 144A 5.75% 2/10/22		3,485,000	3,667,963
	Cablevision Systems 8.00% 4/15/20		1,955,000	2,218,925
#	CC Holdings GS V 144A 3.849% 4/15/23		2,690,000	2,687,555
	CenturyLink 7.65% 3/15/42		4,150,000	4,283,427

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	Clearwire Communications 144A
	12.00% 12/1/15	USD	1,790,000	$1,941,531
	Comcast 4.50% 1/15/43		5,875,000	5,790,182
#	Cox Communications 144A 4.70% 12/15/42		3,255,000	3,208,932
	Cricket Communications 7.75% 10/15/20		735,000	766,238
#	Crown Castle Towers 144A 4.883% 8/15/20		2,000,000	2,273,724
	Deutsche Telekom International Finance
	#144A 4.875% 3/6/42		5,000,000	5,146,619
	8.75% 6/15/30		1,335,000	1,953,518
#	Digicel Group 144A
	8.25% 9/30/20		545,000	610,400
	10.50% 4/15/18		520,000	585,000
	DIRECTV Holdings 5.15% 3/15/42		2,695,000	2,600,737
	DISH DBS
	5.875% 7/15/22		600,000	640,500
	7.875% 9/1/19		380,000	451,250
	Intelsat Bermuda 11.25% 2/4/17		1,180,000	1,252,275
	Interpublic Group 3.75% 2/15/23		3,000,000	2,940,381
#	Nara Cable Funding 144A 8.875% 12/1/18		4,045,000	4,146,125
#	Qtel International Finance 144A
	3.25% 2/21/23		1,325,000	1,308,438
	4.50% 1/31/43		1,000,000	986,500
	Qwest Communications International
	7.125% 4/1/18		700,000	732,869
	Sprint Capital 6.875% 11/15/28		1,460,000	1,481,900
#	Sprint Nextel 144A 7.00% 3/1/20		960,000	1,116,000
#	Telefonica Chile 144A 3.875% 10/12/22		4,745,000	4,764,720
	Telefonica Emisiones
	5.134% 4/27/20		1,000,000	1,061,099
	5.462% 2/16/21		4,095,000	4,444,213
	Time Warner Cable 4.50% 9/15/42		2,850,000	2,660,407
	U.S. West Communications 6.875% 9/15/33		3,510,000	3,536,325
#	VimpelCom Holdings 144A 7.504% 3/1/22		1,520,000	1,736,600
	Virgin Media Secured Finance 6.50% 1/15/18		4,725,000	5,079,374
#	Wind Acquisition Finance 144A
	7.25% 2/15/18		530,000	560,475
	11.75% 7/15/17		1,340,000	1,447,200
				81,134,250

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 5.42%
	Caesars Entertainment Operating
	11.25% 6/1/17	USD	335,000	$360,125
	Chrysler Group 8.25% 6/15/21		2,825,000	3,149,875
	CVS Caremark 5.75% 5/15/41		6,875,000	8,356,273
	Ford Motor
	4.75% 1/15/43		2,000,000	1,887,286
	7.45% 7/16/31		1,125,000	1,440,000
	Host Hotels & Resorts
	4.75% 3/1/23		1,075,000	1,131,438
	5.875% 6/15/19		1,130,000	1,233,113
#	Jaguar Land Rover Automotive 144A
	5.625% 2/1/23		1,735,000	1,778,375
	Macy’s Retail Holdings
	5.125% 1/15/42		4,140,000	4,289,135
	7.875% 7/15/15		70,000	81,471
	MGM Resorts International 11.375% 3/1/18		1,580,000	1,975,000
	PVH 4.50% 12/15/22		7,065,000	7,065,000
*	Quiksilver 6.875% 4/15/15		1,000,000	1,002,500
#	QVC 144A 5.125% 7/2/22		5,105,000	5,371,343
	Ryland Group 8.40% 5/15/17		495,000	592,763
	Walgreen 4.40% 9/15/42		8,525,000	8,332,676
	Wyndham Worldwide 5.625% 3/1/21		2,880,000	3,197,955
				51,244,328
Consumer Non-Cyclical – 11.05%
	Amgen 5.375% 5/15/43		5,390,000	6,179,527
	Celgene 5.70% 10/15/40		9,525,000	10,768,155
	ConAgra Foods 4.65% 1/25/43		9,000,000	9,044,550
	Constellation Brands 4.625% 3/1/23		1,175,000	1,202,906
	Corn Products 6.625% 4/15/37		5,325,000	6,396,395
	Delhaize Group 5.70% 10/1/40		1,895,000	1,833,683
	Energizer Holdings 4.70% 5/24/22		4,000,000	4,241,040
#	ESAL 144A 6.25% 2/5/23		2,005,000	1,957,381
	General Mills 4.15% 2/15/43		8,500,000	8,559,084
*	HCA Holdings 7.75% 5/15/21		570,000	625,575
	Kraft Foods Group 5.00% 6/4/42		10,825,000	11,796,176
	Kroger 5.00% 4/15/42		3,950,000	4,035,435
#	Marfrig Holding Europe 144A 9.875% 7/24/17		595,000	587,563

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Mattel 5.45% 11/1/41	USD	4,440,000	$4,891,433
	Molson Coors Brewing 5.00% 5/1/42		5,855,000	6,279,253
#	Pernod-Ricard 144A 5.50% 1/15/42		8,024,000	9,048,729
	Quest Diagnostics 5.75% 1/30/40		4,875,000	5,329,828
*	Safeway 4.75% 12/1/21		3,505,000	3,565,458
#	Zoetis 144A 4.70% 2/1/43		7,990,000	8,107,413
				104,449,584
Electric – 11.89%
	AES 8.00% 6/1/20		325,000	375,375
	Alabama Power 3.85% 12/1/42		6,605,000	6,411,784
	Ameren Illinois 9.75% 11/15/18		2,180,000	2,998,758
#	APT Pipelines 144A 3.875% 10/11/22		4,770,000	4,662,327
	CMS Energy 5.05% 3/15/22		3,600,000	4,029,833
	ComEd Financing III 6.35% 3/15/33		4,800,000	5,040,000
	El Paso Electric 3.30% 12/15/22		1,695,000	1,661,320
#•	Electricite de France 144A 5.25% 12/29/49		8,235,000	8,074,088
#	Enel Finance International 144A 6.00% 10/7/39		4,800,000	4,712,491
	Entergy Louisiana 3.30% 12/1/22		2,230,000	2,233,657
•	FPL Group Capital
	6.35% 10/1/66		4,362,000	4,671,152
	6.65% 6/15/67		1,045,000	1,124,963
	Great Plains Energy 5.292% 6/15/22		6,040,000	6,744,010
•	Integrys Energy Group 6.11% 12/1/66		6,110,000	6,497,405
	Ipalco Enterprises 5.00% 5/1/18		830,000	888,100
	LG&E & KU Energy 3.75% 11/15/20		525,000	549,886
#	Narragansett Electric 144A 4.17% 12/10/42		3,000,000	2,940,072
#	Niagara Mohawk Power 144A 4.119% 11/28/42		5,005,000	4,870,561
	Oncor Electric Delivery 4.55% 12/1/41		5,500,000	5,553,631
#	Perusahaan Listrik Negara 144A 5.25% 10/24/42		7,030,000	6,994,850
	PPL Capital Funding
	3.50% 12/1/22		4,350,000	4,382,086
	4.20% 6/15/22		930,000	984,598
	•6.70% 3/30/67		4,780,000	5,095,313
	Puget Sound Energy
	4.434% 11/15/41		4,870,000	5,169,529
	•6.974% 6/1/67		2,495,000	2,649,458
	SCANA 4.125% 2/1/22		2,250,000	2,338,268

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
	System Energy Resources 4.10% 4/1/23	USD	4,915,000	$5,013,103
•	Wisconsin Energy 6.25% 5/15/67		5,245,000	5,709,314
				112,375,932
Energy – 6.55%
#	ENI 144A 5.70% 10/1/40		3,450,000	3,628,669
#	Gazprom 144A 3.85% 2/6/20		2,190,000	2,191,467
#	Gazprom Neft 144A 4.375% 9/19/22		2,605,000	2,628,445
	Laredo Petroleum 9.50% 2/15/19		1,910,000	2,167,850
	Newfield Exploration 5.625% 7/1/24		2,300,000	2,478,250
#	Pertamina Persero 144A 4.875% 5/3/22		3,400,000	3,663,500
	Petrobras International Finance 6.75% 1/27/41		5,325,000	6,250,581
	Petrohawk Energy 7.25% 8/15/18		5,575,000	6,286,654
	Petroleos Mexicanos
	#144A 3.50% 1/30/23		580,000	569,850
	#144A 5.50% 6/27/44		6,353,000	6,543,590
	5.50% 6/27/44		1,540,000	1,586,200
	Statoil 2.45% 1/17/23		2,590,000	2,524,833
	Talisman Energy 5.50% 5/15/42		8,635,000	9,394,173
*	Transocean 3.80% 10/15/22		3,995,000	3,965,916
	Weatherford Bermuda 5.95% 4/15/42		7,820,000	8,016,610
				61,896,588
Finance Companies – 3.22%
	FTI Consulting 6.75% 10/1/20		865,000	934,200
	General Electric Capital
	#144A 3.80% 6/18/19		2,145,000	2,290,337
	5.875% 1/14/38		3,665,000	4,300,108
	•6.25% 12/15/49		4,200,000	4,604,515
	•7.125% 12/15/49		4,000,000	4,605,404
#•	ILFC E-Capital Trust I 144A 4.54% 12/21/65		3,750,000	3,000,000
#•	ILFC E-Capital Trust II 144A 6.25% 12/21/65		1,250,000	1,096,875
	International Lease Finance
	5.875% 4/1/19		970,000	1,053,343
	6.25% 5/15/19		1,292,000	1,434,120
#	IPIC GMTN 144A 5.50% 3/1/22		3,807,000	4,435,155
	PHH
	7.375% 9/1/19		350,000	394,625
	9.25% 3/1/16		1,935,000	2,278,463
				30,427,145

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance – 8.29%
	American International Group
	•8.175% 5/15/58	USD	2,575,000	$3,360,375
	8.25% 8/15/18		2,470,000	3,213,527
•	Chubb 6.375% 3/29/67		2,555,000	2,791,338
#	Highmark 144A 6.125% 5/15/41		3,410,000	3,220,326
•	ING Groep 5.775% 12/29/49		3,200,000	3,072,000
#	ING U.S. 144A 5.50% 7/15/22		2,215,000	2,421,272
#	Liberty Mutual Group 144A
	6.50% 5/1/42		7,269,000	8,159,720
	•7.00% 3/15/37		1,600,000	1,616,000
#	MetLife Capital Trust IV 144A 7.875% 12/15/37		900,000	1,125,000
#	MetLife Capital Trust X 144A 9.25% 4/8/38		3,530,000	4,871,400
#	Metropolitan Life Global Funding I 144A
	3.00% 1/10/23		4,600,000	4,576,457
	3.875% 4/11/22		1,125,000	1,207,206
#	Pacific Lifecorp 144A 5.125% 1/30/43		5,745,000	5,595,435
	Principal Financial Group
	4.35% 5/15/43		6,280,000	6,187,049
	4.625% 9/15/42		3,495,000	3,543,521
	Prudential Financial
	5.625% 5/12/41		3,210,000	3,606,900
	•5.625% 6/15/43		1,640,000	1,699,450
	•5.875% 9/15/42		5,115,000	5,383,538
	Transatlantic Holdings 8.00% 11/30/39		704,000	938,360
	WellPoint 4.65% 1/15/43		5,555,000	5,562,883
•	XL Group 6.50% 12/29/49		4,890,000	4,724,963
#•	ZFS Finance USA Trust II 144A 6.45% 12/15/65		1,395,000	1,499,625
				78,376,345
Natural Gas – 6.59%
	AmeriGas Finance
	6.75% 5/20/20		310,000	337,900
	7.00% 5/20/22		305,000	335,500
	Atmos Energy 4.15% 1/15/43		12,210,000	12,232,577
@	Boston Gas 6.95% 12/1/23		200,000	242,378
	El Paso Pipeline Partners Operating
	6.50% 4/1/20		750,000	909,014
	7.50% 11/15/40		3,065,000	4,047,051

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
• Enbridge Energy Partners 8.05% 10/1/37	USD	4,750,000	$5,396,551
Energy Transfer Partners
3.60% 2/1/23		800,000	792,694
5.15% 2/1/43		5,000,000	4,970,310
9.70% 3/15/19		681,000	920,968
Enterprise Products Operating
5.95% 2/1/41		7,300,000	8,437,333
•7.034% 1/15/68		3,620,000	4,149,291
NiSource Finance
5.25% 2/15/43		1,000,000	1,056,074
5.80% 2/1/42		1,810,000	2,005,371
5.95% 6/15/41		4,450,000	5,074,998
# Northern Natural Gas 144A 4.10% 9/15/42		7,265,000	7,216,564
• TransCanada Pipelines 6.35% 5/15/67		3,940,000	4,203,787
			62,328,361
Real Estate Investment Trusts – 0.54%
DDR 7.875% 9/1/20		2,010,000	2,558,179
Digital Realty Trust 5.25% 3/15/21		2,270,000	2,521,237
			5,079,416
Technology – 2.17%
Avaya 10.125% 11/1/15		2,605,000	2,494,288
Baidu 3.50% 11/28/22		4,365,000	4,267,997
CDW 12.535% 10/12/17		1,657,000	1,781,275
First Data 11.25% 3/31/16		1,780,000	1,780,000
GXS Worldwide 9.75% 6/15/15		1,320,000	1,381,050
Hewlett-Packard 4.65% 12/9/21		2,720,000	2,739,472
Intel 4.25% 12/15/42		4,715,000	4,606,262
NetApp 3.25% 12/15/22		1,450,000	1,414,027
			20,464,371
Transportation – 1.52%
# ERAC USA Finance 144A 5.625% 3/15/42		12,955,000	14,361,758
			14,361,758
Total Corporate Bonds (cost $760,537,787)			799,410,023

Statements of net assets
Delaware Extended Duration Bond Fund

	Principal amount°		Value (U.S. $)
Municipal Bonds – 2.82%
Chicago, Illinois O’Hare International Airport
Taxable Build America Bond Series B
6.395% 1/1/40	USD	3,800,000	$4,881,669
Long Island Power Authority, New York Electric
System Revenue Taxable Build America Bond
5.85% 5/1/41		3,600,000	4,000,284
Los Angeles, California Department of Water &
Power Revenue Taxable Build America Bond
6.574% 7/1/45		2,225,000	3,100,315
Metropolitan Transportation Authority, New York
Revenue Taxable Build America Bonds
(Dedicated Tax Fund) Series C-1
6.687% 11/15/40		3,000,000	3,814,230
(Transportation) Series A2
6.089% 11/15/40		3,205,000	4,032,339
Oregon Department of Transportation Highway
User Tax Revenue Taxable Build America
Bond Series A (Subordinate Lien)
5.834% 11/15/34		1,605,000	2,049,457
San Francisco Bay Area Toll Authority, California
Toll Bridge Revenue Taxable Build America
Bond Series S3 6.907% 10/1/50		1,485,000	2,105,819
Triborough Bridge & Tunnel Authority, New York
Revenue Taxable Build America Bond
Series A-2 5.45% 11/15/32		2,310,000	2,706,281
Total Municipal Bonds (cost $21,172,554)			26,690,394

ΔRegional Bonds – 0.31%
Australia – 0.17%
New South Wales Treasury
6.00% 4/1/19	AUD	955,000	1,125,467
6.00% 3/1/22	AUD	426,000	507,058
			1,632,525
Canada – 0.14%
Ontario Province 3.15% 6/2/22	CAD	1,305,000	1,338,078
			1,338,078
Total Regional Bonds (cost $2,907,013)			2,970,603

	Principal amount°		Value (U.S. $)
«Senior Secured Loans – 1.24%
Burlington Coat Factory Warehouse
5.75% 5/1/17	USD	750,002	$760,627
Chrysler Group 6.00% 5/24/17		1,379,000	1,411,231
Clear Channel Communications Tranche A
3.639% 7/30/14		5,675,000	5,617,857
Essar Steel Algoma 8.75% 9/12/14		1,067,325	1,083,335
Immucor 5.75% 8/9/19		1,199,858	1,219,356
Nuveen Investments 8.25% 3/1/19		620,000	633,950
Zayo Group Tranche B 1st Lien 5.25% 7/2/19		997,494	1,011,922
Total Senior Secured Loans (cost $11,621,372)			11,738,278

ΔSovereign Bonds – 2.06%
Australia – 0.14%
Australian Government Inflation-Linked Bond
4.00% 8/20/15	AUD	697,000	1,314,979
			1,314,979
Colombia – 0.35%
Republic of Colombia 6.125% 1/18/41	USD	2,589,000	3,326,865
			3,326,865
Indonesia – 0.48%
Indonesia Government 11.00% 11/15/20	IDR	7,466,000,000	1,052,970
# Republic of Indonesia 144A 5.25% 1/17/42	USD	3,121,000	3,468,212
			4,521,182
Philippines – 0.20%
Republic of Philippines 5.00% 1/13/37		1,640,000	1,888,050
			1,888,050
Republic of Korea – 0.16%
Korea Treasury Inflation-Linked Bond
2.75% 6/10/20	KRW	1,378,546,345	1,466,586
			1,466,586
South Africa – 0.31%
Republic of South Africa
7.25% 1/15/20	ZAR	2,771,000	325,369
10.50% 12/21/26	ZAR	18,565,000	2,643,818
			2,969,187
Sri Lanka – 0.11%
# Republic of Sri Lanka 144A 5.875% 7/25/22	USD	970,000	1,028,200
			1,028,200

Statements of net assets
Delaware Extended Duration Bond Fund

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Turkey – 0.31%
Republic of Turkey 6.00% 1/14/41	USD	2,464,000	$2,941,400
			2,941,400
Total Sovereign Bonds (cost $18,277,995)			19,456,449

Supranational Bank – 0.48%
Andina de Fomento 4.375% 6/15/22		4,110,000	4,488,913
Total Supranational Bank (cost $4,434,978)			4,488,913

U.S. Treasury Obligation – 2.32%
^ U.S. Treasury Strip Principal 2.75% 11/15/42		60,230,000	21,917,155
Total U.S. Treasury Obligation
(cost $25,111,694)			21,917,155

	Number of shares
Preferred Stock – 4.78%
Alabama Power 5.625%		16,200	414,558
Ally Financial
#144A 7.00%		3,390	3,308,746
•8.50%		40,000	1,052,800
BB&T
5.20%		174,000	4,294,321
5.85%		57,275	1,479,986
City National 5.50%		101,200	2,508,748
DTE Energy 5.25%		175,000	4,480,001
Entergy Arkansas 4.90%		145,000	3,625,000
General Electric Capital 4.875%		148,000	3,750,882
JPMorgan Chase 5.50%		45,000	1,123,650
• PNC Financial Services Group
6.125%		60,000	1,623,600
8.25%		1,615,000	1,642,558
Public Storage 5.20%		195,000	4,904,250
Regency Centers 6.625%		87,759	2,307,184
Regions Financial 6.375%		41,000	1,020,080
• U.S. Bancorp
*6.00%		10,000	269,000
6.50%		44,000	1,263,680

	Number of shares		Value (U.S. $)
Preferred Stock (continued)
Wells Fargo
5.125%		100,000	$2,492,000
5.20%		145,000	3,622,100
Total Preferred Stock (cost $44,407,319)			45,183,144

	Number of contracts
Options Purchased – 0.12%
Put Swaptions – 0.12%
IRS, strike rate 2.47%,
expiration date 11/16/15 (BAML)		5,700,000	427,652
IRS, strike rate 3.38%,
expiration date 2/28/13 (BAML)		20,900,000	0
IRS, strike rate 3.65%,
expiration date 11/16/15 (BAML)		5,700,000	294,619
IRS, strike rate 4.00%,
expiration date 5/23/17 (GSC)		10,900,000	452,853
Total Options Purchased (premium paid $1,189,905)			1,175,124

	Principal amount°
Short-Term Investments – 0.36%
≠Discount Notes – 0.09%
Federal Home Loan Bank
0.12% 4/2/13	USD	776,215	776,176
0.13% 2/6/13		72,167	72,167
0.135% 2/15/13		15,877	15,877
			864,220
≠U.S. Treasury Obligations – 0.27%
U.S. Treasury Bills
0.04% 3/21/13		1,270,370	1,270,307
0.04% 3/28/13		1,288,864	1,288,780
			2,559,087
Total Short-Term Investments (cost $3,423,190)			3,423,307

Total Value of Securities Before Securities
Lending Collateral – 100.46%
(cost $905,241,654)			949,501,318

Statements of net assets
Delaware Extended Duration Bond Fund

	Number of shares	Value (U.S. $)
**Securities Lending Collateral – 0.01%
Investment Companies
Delaware Investments Collateral Fund No. 1	75,520	$75,520
†@ Mellon GSL Reinvestment Trust II	96,378	0
Total Securities Lending Collateral
(cost $171,898)		75,520

Total Value of Securities – 100.47%
(cost $905,413,552)		949,576,838 ©
**Obligation to Return Securities
Lending Collateral – (0.02%)		(171,898)
«Other Liabilities Net of Receivables
and Other Assets – (0.45%)		(4,300,070)
Net Assets Applicable to 141,974,342
Shares Outstanding – 100.00%		$945,104,870

Net Asset Value – Delaware Extended Duration Bond Fund
Class A ($432,002,683 / 64,856,048 Shares)		$6.66
Net Asset Value – Delaware Extended Duration Bond Fund
Class B ($1,496,872 / 225,189 Shares)		$6.65
Net Asset Value – Delaware Extended Duration Bond Fund
Class C ($71,621,543 / 10,755,893 Shares)		$6.66
Net Asset Value – Delaware Extended Duration Bond Fund
Class R ($35,870,200 / 5,378,450 Shares)		$6.67
Net Asset Value – Delaware Extended Duration Bond Fund
Institutional Class ($404,113,572 / 60,758,762 Shares)		$6.65

Components of Net Assets at January 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$898,547,215
Undistributed net investment income		1,123,703
Accumulated net realized gain on investments		9,676,359
Net unrealized appreciation of investments and derivatives		35,757,593
Total net assets		$945,104,870

°	Principal amount shown is stated in the currency in which each security is denominated.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2013, the aggregate value of Rule 144A securities was $253,881,190, which represented 26.86% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
*	Fully or partially on loan.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2013.
•	Variable rate security. The rate shown is the rate as of January 31, 2013. Interest rates reset periodically.
@	Illiquid security. At January 31, 2013, the aggregate value of illiquid securities was $242,378, which represented 0.03% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2013.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
≠	The rate shown is the effective yield at the time of purchase.
†	Non income producing security.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $165,286 of securities loaned.
«	Includes $4,295,000 cash collateral for derivatives and foreign currency valued at $2,190,696 with a cost of $2,173,974.

Net Asset Value and Offering Price Per Share –
Delaware Extended Duration Bond Fund
Net asset value Class A (A)	$6.66
Sales charge (4.50% of offering price) (B)	0.31
Offering price	$6.97

(A)	Net asset value per share, as illustrated, is the amount that would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Statements of net assets
Delaware Extended Duration Bond Fund

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at January 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
GSC	GBP	8,880	USD	(13,955)	3/11/13	$126
HSBC	RUB	107,464,500	USD	(3,540,840)	3/11/13	16,454
						$16,580

Futures Contracts

				Unrealized
	Notional Cost			Appreciation
Contracts to Buy (Sell)	(Proceeds)	Notional Value	Expiration Date	(Depreciation)
1,298 U.S. Treasury Long Bond	$193,589,254	$186,222,437	3/29/13	$(7,366,817)

Swap Contracts
CDS Contracts

				Annual		Unrealized
	Swap	Notional		Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.19	USD	1,500,000	5.00%	12/20/17	$(23,529)
BAML	ITRAXX Europe Subordinate
	Financials 18.1 5 yr CDS	EUR	5,520,000	5.00%	12/20/17	(382,901)
BCLY	ITRAXX Europe Subordinate
	Financials 18.1 5 yr CDS	EUR	1,500,000	5.00%	12/20/17	(102,289)
CITI	CDX.NA.HY.19	USD	5,000,000	5.00%	12/20/17	(231,742)
GSC	CDX.NA.HY.19		2,715,000	5.00%	12/20/17	11,327
JPMC	CDX.NA.HY.19		1,500,000	5.00%	12/20/17	(24,442)
JPMC	ITRAXX Europe Subordinate
	Financials 18.1 5 yr CDS	EUR	1,860,000	5.00%	12/20/17	(126,839)
MSC	CDX.NA.HY.19	USD	1,500,000	5.00%	12/20/17	(24,442)
						$(904,857)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
CAD — Canadian Dollar
CDS — Credit Default Swap
CITI — Citigroup Global Markets
EUR — European Monetary Unit
GBP — British Pound Sterling
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
HY — High Yield
IDR — Indonesian Rupiah
IRS — Interest Rate Swaption
JPMC — JPMorgan Chase Bank
KRW — South Korean Won
MSC — Morgan Stanley Capital
RUB — Russian Ruble
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six Months Ended January 31, 2013 (Unaudited)

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Investment Income:
Interest	$34,814,274	$22,367,451
Dividends	1,037,576	639,655
Securities lending income	1,625	236
Foreign tax withheld	(9,854)	(4,292)
	35,843,621	23,003,050
Expenses:
Management fees	3,725,330	2,449,690
Distribution expenses – Class A	1,029,343	645,529
Distribution expenses – Class B	21,995	8,747
Distribution expenses – Class C	1,434,578	349,680
Distribution expenses – Class R	86,463	87,181
Dividend disbursing and transfer agent fees and expenses	934,510	533,336
Accounting and administration expenses	305,289	180,541
Registration fees	80,476	67,194
Reports and statements to shareholders	61,434	36,361
Legal fees	48,734	36,469
Audit and tax	42,850	32,608
Trustees’ fees	33,420	19,853
Custodian fees	24,090	17,920
Consulting fees	10,192	6,209
Insurance fees	9,939	6,814
Dues and services	7,373	6,002
Pricing fees	4,784	4,598
Trustees’ expenses	3,021	1,827
	7,863,821	4,490,559
Less fees waived	—	(148,369)
Less waived distribution expenses – Class A	(171,557)	(107,589)
Less waived distribution expenses – Class R	(14,411)	(14,530)
Less expense paid indirectly	(701)	(471)
Total operating expenses	7,677,152	4,219,600
Net Investment Income	28,166,469	18,783,450

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$32,386,130	$25,810,623
Foreign currency exchange contracts	103,127	44,780
Foreign currencies	(149,332)	33,482
Futures contracts	(1,289,830)	2,425,312
Swap contracts	(1,812,709)	(1,135,675)
Net realized gain	29,237,386	27,178,522
Net change in unrealized appreciation (depreciation) of:
Investments	(234,528)	(19,954,611)
Foreign currency exchange contracts	112,351	67,125
Foreign currencies	1,284	10,053
Futures contracts	762,300	(13,470,425)
Swap contracts	(1,606,120)	(1,037,414)
Net change in unrealized appreciation (depreciation)	(964,713)	(34,385,272)
Net Realized and Unrealized Gain (Loss)	28,272,673	(7,206,750)

Net Increase in Net Assets Resulting
from Operations	$56,439,142	$11,576,700

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Corporate Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$28,166,469	$43,679,706
Net realized gain	29,237,386	51,295,856
Net change in unrealized appreciation (depreciation)	(964,713)	25,954,279
Net increase in net assets resulting from operations	56,439,142	120,929,841

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(13,648,320)	(22,783,611)
Class B	(71,245)	(222,547)
Class C	(4,626,083)	(7,012,765)
Class R	(536,444)	(653,541)
Institutional Class	(11,903,169)	(19,391,320)

Net realized gain:
Class A	(20,361,021)	(9,737,378)
Class B	(131,376)	(130,539)
Class C	(8,822,120)	(3,416,230)
Class R	(924,113)	(327,404)
Institutional Class	(16,995,529)	(7,396,501)
	(78,019,420)	(71,071,836)

Capital Share Transactions:
Proceeds from shares sold:
Class A	210,768,914	338,262,584
Class B	86,072	277,356
Class C	80,877,143	123,176,095
Class R	15,835,250	18,466,418
Institutional Class	182,693,022	314,989,995

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	31,407,837	27,446,128
Class B	186,314	291,222
Class C	11,354,479	8,497,117
Class R	1,414,057	939,673
Institutional Class	21,489,853	20,864,861
	556,112,941	853,211,449

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(145,613,368)	$(142,998,354)
Class B	(1,180,935)	(2,675,205)
Class C	(23,329,199)	(28,009,322)
Class R	(5,141,562)	(9,386,693)
Institutional Class	(118,188,403)	(311,470,376)
	(293,453,467)	(494,539,950)
Increase in net assets derived
from capital share transactions	262,659,474	358,671,499
Net Increase in Net Assets	241,079,196	408,529,504

Net Assets:
Beginning of period	1,422,100,370	1,013,570,866
End of period	$1,663,179,566	$1,422,100,370
Undistributed net investment income	$435,482	$481,687

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Extended Duration Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,783,450	$30,192,762
Net realized gain	27,178,522	66,582,209
Net change in unrealized appreciation (depreciation)	(34,385,272)	40,316,314
Net increase in net assets resulting from operations	11,576,700	137,091,285

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,840,966)	(18,674,402)
Class B	(29,429)	(83,820)
Class C	(1,173,462)	(1,693,707)
Class R	(559,656)	(707,267)
Institutional Class	(8,680,907)	(10,881,982)

Net realized gain:
Class A	(26,584,887)	(16,010,715)
Class B	(106,937)	(85,710)
Class C	(4,355,789)	(1,444,849)
Class R	(2,013,407)	(571,733)
Institutional Class	(24,974,715)	(7,635,267)
	(77,320,155)	(57,789,452)

Capital Share Transactions:
Proceeds from shares sold:
Class A	101,791,405	171,059,055
Class B	1,314	69,742
Class C	17,759,736	36,352,988
Class R	17,398,285	11,366,084
Institutional Class	112,537,786	239,026,113

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	34,470,318	33,163,574
Class B	122,938	142,406
Class C	4,987,712	2,732,122
Class R	2,555,278	1,271,526
Institutional Class	32,105,476	16,470,816
	323,730,248	511,654,426

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(76,512,576)	$(196,787,813)
Class B	(394,217)	(762,272)
Class C	(8,472,014)	(6,880,065)
Class R	(1,806,404)	(5,300,925)
Institutional Class	(57,205,689)	(63,403,613)
	(144,390,900)	(273,134,688)
Increase in net assets derived
from capital share transactions	179,339,348	238,519,738
Net Increase in Net Assets	113,595,893	317,821,571

Net Assets:
Beginning of period	831,508,977	513,687,406
End of period	$945,104,870	$831,508,977
Undistributed net investment income	$1,123,703	$1,045,441

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the distributor and/or manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$6.260	$6.050	$6.080	$5.460	$5.240	$5.520

0.115	0.246	0.268	0.309	0.314	0.279
0.120	0.384	0.278	0.647	0.216	(0.272)
0.235	0.630	0.546	0.956	0.530	0.007

(0.126)	(0.284)	(0.305)	(0.336)	(0.310)	(0.287)
(0.189)	(0.136)	(0.271)	—	—	—
(0.315)	(0.420)	(0.576)	(0.336)	(0.310)	(0.287)

$6.180	$6.260	$6.050	$6.080	$5.460	$5.240

3.80%	11.04%	9.44%	17.91%	11.04%	0.04%

$725,916	$638,481	$392,313	$409,671	$459,892	$268,659
0.92%	0.94%	0.95%	0.94%	0.90%	0.90%
0.97%	1.01%	1.09%	1.10%	1.11%	1.08%
3.64%	4.11%	4.45%	5.31%	6.45%	5.10%
3.59%	4.04%	4.31%	5.15%	6.24%	4.92%
107%	202%	204%	219%	271%	355%

Financial highlights
Delaware Corporate Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$6.260	$6.050	$6.080	$5.460	$5.230	$5.520

0.091	0.200	0.223	0.265	0.278	0.238
0.120	0.385	0.278	0.647	0.225	(0.283)
0.211	0.585	0.501	0.912	0.503	(0.045)

(0.102)	(0.239)	(0.260)	(0.292)	(0.273)	(0.245)
(0.189)	(0.136)	(0.271)	—	—	—
(0.291)	(0.375)	(0.531)	(0.292)	(0.273)	(0.245)

$6.180	$6.260	$6.050	$6.080	$5.460	$5.230

3.41%	10.22%	8.62%	17.04%	10.43%	(0.90% )

$3,779	$4,739	$6,705	$9,807	$11,938	$15,525
1.67%	1.69%	1.70%	1.69%	1.65%	1.65%
1.67%	1.71%	1.79%	1.80%	1.81%	1.78%
2.89%	3.36%	3.70%	4.56%	5.70%	4.35%
2.89%	3.34%	3.61%	4.45%	5.54%	4.22%
107%	202%	204%	219%	271%	355%

Financial highlights
Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$6.260	$6.050	$6.090	$5.470	$5.240	$5.520

0.091	0.202	0.223	0.266	0.278	0.238
0.120	0.383	0.268	0.646	0.225	(0.273)
0.211	0.585	0.491	0.912	0.503	(0.035)

(0.102)	(0.239)	(0.260)	(0.292)	(0.273)	(0.245)
(0.189)	(0.136)	(0.271)	—	—	—
(0.291)	(0.375)	(0.531)	(0.292)	(0.273)	(0.245)

$6.180	$6.260	$6.050	$6.090	$5.470	$5.240

3.41%	10.21%	8.44%	17.01%	10.41%	(0.71% )

$313,698	$249,029	$135,912	$141,328	$121,901	$62,211
1.67%	1.69%	1.70%	1.69%	1.65%	1.65%
1.67%	1.71%	1.79%	1.80%	1.81%	1.78%
2.89%	3.36%	3.70%	4.56%	5.70%	4.35%
2.89%	3.34%	3.61%	4.45%	5.54%	4.22%
107%	202%	204%	219%	271%	355%

Financial highlights
Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the distributor and/or manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$6.270	$6.050	$6.090	$5.470	$5.240	$5.520

0.107	0.231	0.253	0.295	0.302	0.265
0.110	0.394	0.268	0.646	0.226	(0.272)
0.217	0.625	0.521	0.941	0.528	(0.007)

(0.118)	(0.269)	(0.290)	(0.321)	(0.298)	(0.273)
(0.189)	(0.136)	(0.271)	—	—	—
(0.307)	(0.405)	(0.561)	(0.321)	(0.298)	(0.273)

$6.180	$6.270	$6.050	$6.090	$5.470	$5.240

3.67%	10.94%	8.98%	17.60%	10.97%	(0.21% )

$34,257	$22,661	$11,981	$10,209	$11,229	$11,973
1.17%	1.19%	1.20%	1.19%	1.15%	1.15%
1.27%	1.31%	1.39%	1.40%	1.41%	1.38%
3.39%	3.86%	4.20%	5.06%	6.20%	4.85%
3.29%	3.74%	4.01%	4.85%	5.94%	4.62%
107%	202%	204%	219%	271%	355%

Financial highlights
Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$6.260	$6.050	$6.090	$5.470	$5.240	$5.520

0.123	0.261	0.283	0.329	0.327	0.293
0.120	0.384	0.268	0.641	0.225	(0.273)
0.243	0.645	0.551	0.970	0.552	0.020

(0.134)	(0.299)	(0.320)	(0.350)	(0.322)	(0.300)
(0.189)	(0.136)	(0.271)	—	—	—
(0.323)	(0.435)	(0.591)	(0.350)	(0.322)	(0.300)

$6.180	$6.260	$6.050	$6.090	$5.470	$5.240

3.93%	11.32%	9.52%	18.40%	11.53%	0.10%

$585,530	$507,190	$466,660	$357,801	$50,235	$205,197
0.67%	0.69%	0.70%	0.69%	0.65%	0.65%
0.67%	0.71%	0.79%	0.80%	0.81%	0.78%
3.89%	4.36%	4.70%	5.56%	6.70%	5.35%
3.89%	4.34%	4.61%	5.45%	6.54%	5.22%
107%	202%	204%	219%	271%	355%

Financial highlights
Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$7.150	$6.380	$6.440	$5.600	$5.210	$5.460

0.141	0.300	0.318	0.348	0.344	0.296
(0.050)	1.055	0.268	0.850	0.385	(0.245)
0.091	1.355	0.586	1.198	0.729	0.051

(0.145)	(0.319)	(0.329)	(0.358)	(0.339)	(0.301)
(0.436)	(0.266)	(0.317)	—	—	—
(0.581)	(0.585)	(0.646)	(0.358)	(0.339)	(0.301)

$6.660	$7.150	$6.380	$6.440	$5.600	$5.210

1.24%	22.48%	9.74%	22.00%	15.17%	0.83%

$432,003	$402,639	$352,060	$275,312	$184,538	$163,372
0.95%	0.95%	0.95%	0.94%	0.90%	0.90%
1.03%	1.06%	1.12%	1.18%	1.29%	1.23%
4.00%	4.53%	5.07%	5.77%	7.03%	5.42%
3.92%	4.42%	4.90%	5.53%	6.64%	5.09%
100%	172%	147%	149%	234%	443%

Financial highlights
Delaware Extended Duration Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$7.140	$6.370	$6.430	$5.590	$5.200	$5.450

0.114	0.249	0.271	0.301	0.307	0.254
(0.050)	1.057	0.268	0.852	0.384	(0.244)
0.064	1.306	0.539	1.153	0.691	0.010

(0.118)	(0.270)	(0.282)	(0.313)	(0.301)	(0.260)
(0.436)	(0.266)	(0.317)	—	—	—
(0.554)	(0.536)	(0.599)	(0.313)	(0.301)	(0.260)

$6.650	$7.140	$6.370	$6.430	$5.590	$5.200

0.86%	21.61%	8.93%	21.13%	14.33%	0.08%

$1,497	$1,887	$2,219	$3,464	$3,992	$4,718
1.70%	1.70%	1.70%	1.69%	1.65%	1.65%
1.73%	1.76%	1.82%	1.88%	1.99%	1.93%
3.25%	3.78%	4.32%	5.02%	6.28%	4.67%
3.22%	3.72%	4.20%	4.83%	5.94%	4.39%
100%	172%	147%	149%	234%	443%

Financial highlights
Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$7.150	$6.380	$6.430	$5.600	$5.210	$5.460

0.114	0.251	0.272	0.302	0.307	0.254
(0.050)	1.055	0.277	0.841	0.385	(0.244)
0.064	1.306	0.549	1.143	0.692	0.010

(0.118)	(0.270)	(0.282)	(0.313)	(0.302)	(0.260)
(0.436)	(0.266)	(0.317)	—	—	—
(0.554)	(0.536)	(0.599)	(0.313)	(0.302)	(0.260)

$6.660	$7.150	$6.380	$6.430	$5.600	$5.210

0.86%	21.57%	9.09%	20.91%	14.32%	0.08%

$71,621	$62,275	$24,532	$23,115	$19,120	$17,976
1.70%	1.70%	1.70%	1.69%	1.65%	1.65%
1.73%	1.76%	1.82%	1.88%	1.99%	1.93%
3.25%	3.78%	4.32%	5.02%	6.28%	4.67%
3.22%	3.72%	4.20%	4.83%	5.94%	4.39%
100%	172%	147%	149%	234%	443%

Financial highlights
Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$7.160	$6.390	$6.440	$5.600	$5.210	$5.460

0.132	0.284	0.303	0.339	0.332	0.282
(0.050)	1.055	0.278	0.845	0.385	(0.245)
0.082	1.339	0.581	1.184	0.717	0.037

(0.136)	(0.303)	(0.314)	(0.344)	(0.327)	(0.287)
(0.436)	(0.266)	(0.317)	—	—	—
(0.572)	(0.569)	(0.631)	(0.344)	(0.327)	(0.287)

$6.670	$7.160	$6.390	$6.440	$5.600	$5.210

1.11%	22.15%	9.63%	21.48%	15.08%	0.39%

$35,870	$20,080	$10,800	$14,131	$665	$377
1.20%	1.20%	1.20%	1.19%	1.15%	1.15%
1.33%	1.36%	1.42%	1.48%	1.59%	1.53%
3.75%	4.28%	4.82%	5.52%	6.78%	5.17%
3.62%	4.12%	4.60%	5.23%	6.34%	4.79%
100%	172%	147%	149%	234%	443%

Financial highlights
Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$7.140	$6.370	$6.430	$5.590	$5.200	$5.450

0.149	0.317	0.332	0.364	0.356	0.309
(0.050)	1.055	0.269	0.849	0.385	(0.244)
0.099	1.372	0.601	1.213	0.741	0.065

(0.153)	(0.336)	(0.344)	(0.373)	(0.351)	(0.315)
(0.436)	(0.266)	(0.317)	—	—	—
(0.589)	(0.602)	(0.661)	(0.373)	(0.351)	(0.315)

$6.650	$7.140	$6.370	$6.430	$5.590	$5.200

1.36%	22.82%	10.01%	22.33%	15.48%	1.09%

$404,114	$344,628	$124,076	$49,310	$26,223	$36,494
0.70%	0.70%	0.70%	0.69%	0.65%	0.65%
0.73%	0.76%	0.82%	0.88%	0.99%	0.93%
4.25%	4.78%	5.32%	6.02%	7.28%	5.67%
4.22%	4.72%	5.20%	5.83%	6.94%	5.39%
100%	172%	147%	149%	234%	443%

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund
January 31, 2013 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap options contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (July 31, 2009–July 31, 2012) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. In regards to foreign taxes, each Fund only has open tax years in certain foreign countries it invests in that may date back to the inception of each Fund.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

Repurchase Agreements — The Funds may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013. At January 31, 2013, Delaware Extended Duration Bond Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally isolate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with each

Fund’s understanding of the applicable country’s tax rules and rates. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2013.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended January 31, 2013, each Fund earned the following amounts under this agreement:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$701	$471

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
On the first $500 million	0.500%	0.550%
On the next $500 million	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%

DMC has contractually agreed through November 28, 2013 to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to prevent total annual operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations) from exceeding the following percentages of each Fund’s average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Funds.

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
0.69%	0.70%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended January 31, 2013, the Funds were charged for these services as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$38,224	$22,605

DSC is also the transfer agent and dividend disbursing agent of the Funds. The Funds pay DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid directly by the Funds.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees for each Fund through November 28, 2013 to no more than 0.25% and 0.50% of their respective average daily net assets.

At January 31, 2013, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Investment management fees payable to DMC	$666,732	$376,216
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	38,203	22,319
Distribution fees payable to DDLP	435,171	173,873
Other expenses payable to DMC and affiliates*	49,628	34,683

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2013, the Funds were charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$20,868	$12,442

For the six months ended January 31, 2013, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$163,408	$71,473

For the six months ended January 31, 2013, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B, and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Class A	$1	$1
Class B	1	400
Class C	6,716	5,288

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended January 31, 2013, the Funds made purchases and sales of investments securities other than short-term investments as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Purchases other than U.S. government securities	$1,649,833,261	$853,250,026
Purchases of U.S. government securities	219,287,236	175,975,704
Sales other than U.S. government securities	1,379,736,465	730,323,940
Sales of U.S. government securities	240,456,716	172,150,780

At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Cost of investments	$1,592,029,548	$907,117,333
Aggregate unrealized appreciation	$87,899,363	$52,085,846
Aggregate unrealized depreciation	(13,615,727)	(9,626,341)
Net unrealized appreciation	$74,283,636	$42,459,505

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

The following tables summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of January 31, 2013:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Level 3	Total
Commercial Mortgage-
Backed Security	$—	$248,534	$ —	$248,534
Common Stock	5,582	—	—	5,582
Corporate Debt	—	1,494,917,550	—	1,494,917,550
Foreign Debt	—	51,548,858	—	51,548,858
Municipal Bonds	—	24,780,319	—	24,780,319
Preferred Stock	65,408,408	8,941,979	—	74,350,387
Options Purchased	—	1,971,973	—	1,971,973
Short-Term Investments	—	18,342,919	—	18,342,919
Securities Lending Collateral	—	147,061	—	147,061
Total	$65,413,990	$1,600,899,193	$ —	$1,666,313,183

Foreign Currency
Exchange Contracts	$—	$30,794	$ —	$30,794
Futures Contracts	$18,275	$—	$ —	$18,275
Swap Contracts	$—	$(1,431,066)	$ —	$(1,431,066)

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Level 3	Total
Commercial Mortgage-
Backed Securities	$—	$106,059	$ —	$106,059
Corporate Debt	—	824,090,170	—	824,090,170
Foreign Debt	—	26,915,965	—	26,915,965
Municipal Bonds	—	26,690,394	—	26,690,394
U.S. Treasury Obligation	—	21,917,155	—	21,917,155
Preferred Stock	39,108,189	6,074,955	—	45,183,144
Options Purchased	—	1,175,124	—	1,175,124
Short-Term Investments	—	3,423,307	—	3,423,307
Securities Lending Collateral	—	75,520	—	75,520
Total	$39,108,189	$910,468,649	$ —	$949,576,838

Foreign Currency
Exchange Contracts	$—	$16,580	$ —	$16,580
Futures Contracts	$(7,366,817)	$—	$ —	$(7,366,817)
Swap Contracts	$—	$(904,857)	$ —	$(904,857)

The securities that have been deemed worthless on the statements of net assets are considered to be Level 3 securities in these tables.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Funds’ net assets at the end of the period.

During the six months ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2013 and the year ended July 31, 2012 was as follows:

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	1/31/13*	7/31/12	1/31/13*	7/31/12
Ordinary income	$75,520,258	$60,722,281	$60,814,579	$45,012,113
Long-term capital gain	2,499,162	10,349,555	16,505,576	12,777,339
Total	$78,019,420	$71,071,836	$77,320,155	$57,789,452

*Tax information for the six months ended January 31, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2013, the estimated components of net assets on a tax basis were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Shares of beneficial interest	$1,576,347,074	$898,547,215
Undistributed ordinary income	13,047,572	14,127,835
Undistributed long-term capital gains	3,384,466	6,744,379
Distributions payable	(1,678,001)	(1,080,727)
Other temporary differences	(1,436,456)	(1,230,137)
Unrealized appreciation	73,514,911	27,996,305
Net assets	$1,663,179,566	$945,104,870

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency exchange contracts, tax deferral of losses on straddles, distribution payable, tax treatment of CDS contracts, trust preferred securities, market discount and premium on debt instruments and contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments and paydowns of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2013, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Undistributed net investment income	$2,572,587	$579,232
Accumulated net realized gain	(2,572,587)	(579,232)

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware		Delaware
	Corporate		Extended Duration
	Bond Fund		Bond Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	1/31/13	7/31/12	1/31/13	7/31/12
Shares sold:
Class A	33,627,559	56,363,807	14,530,539	25,764,602
Class B	13,606	46,199	194	10,670
Class C	12,881,817	20,538,654	2,538,288	5,482,051
Class R	2,514,181	3,044,861	2,458,668	1,720,698
Institutional Class	29,146,137	52,569,075	16,038,896	35,835,444

Shares issued upon reinvestment of dividends and distributions:
Class A	5,064,459	4,634,815	5,076,208	5,105,149
Class B	30,065	49,442	18,143	22,004
Class C	1,832,125	1,437,232	735,341	420,037
Class R	227,761	158,943	376,316	195,143
Institutional Class	3,463,878	3,521,504	4,735,080	2,531,131
	88,801,588	142,364,532	46,507,673	77,086,929

Shares redeemed:
Class A	(23,212,778)	(23,892,249)	(11,066,238)	(29,718,213)
Class B	(189,242)	(447,490)	(57,582)	(116,602)
Class C	(3,730,032)	(4,677,712)	(1,230,477)	(1,034,524)
Class R	(820,042)	(1,566,694)	(261,709)	(800,885)
Institutional Class	(18,870,992)	(52,240,323)	(8,282,949)	(9,565,269)
	(46,823,086)	(82,824,468)	(20,898,955)	(41,235,493)
Net increase	41,978,502	59,540,064	25,608,718	35,851,436

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Capital Shares (continued)

For the six months ended January 31, 2013 and the year ended July 31, 2012, the following shares and values were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the statements of changes in net assets.

	Six Months Ended			Year Ended
	1/31/13			7/31/12
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Corporate Bond Fund	40,272	40,331	$251,481	164,962	165,284	$987,471
Delaware Extended Duration
Bond Fund	3,483	3,478	23,927	27,450	27,465	177,777

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on November 13, 2012.

On November 13, 2012, each Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on November 12, 2013. The Funds had no amounts outstanding as of January 31, 2013 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

The Funds posted cash collateral for futures contracts as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$1,039,000	$3,245,000

Options Contracts — During the six months ended January 31, 2013, each Fund entered into options contracts in the normal course of pursuing its investment objective. The Funds may buy or write options contracts for any number of reasons, including without limitation: to manage the Funds’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Funds’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Funds may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Funds buy an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Funds write an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the six months ended January 31, 2013.

Swap Contracts — Each Fund enters into CDS contracts in the normal course of pursuing its investment objective. Each Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Funds in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2013, each Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Each Fund had posted cash collateral for certain open derivatives as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$1,650,000	$1,050,000

Each Fund had received cash collateral for certain open derivatives as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$830,000	$470,000

CDS contracts may involve greater risks than if the Funds had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Funds’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

Fair values of derivative instruments as of January 31, 2013 were as follows:

	Delaware Corporate Bond Fund
	Asset Derivatives		Liability Derivatives
	Statements of Net		Statements of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Forward currency exchange contracts
(Foreign currency
exchange contracts)	Other liabilities net of receivables and other assets	$30,794	Other liabilities net of receivables and other assets	$—
Interest rate contracts
(Futures contracts)	Other liabilities net of receivables and other assets	3,099,193	Other liabilities net of receivables and other assets	(3,080,918)
Credit contracts
(Swaps contracts)	Other liabilities net of receivables and other assets	19,962	Other liabilities net of receivables and other assets	(1,451,028)
Total		$3,149,949		$(4,531,946)

	Delaware Extended Duration Bond Fund
	Asset Derivatives		Liability Derivatives
	Statements of Net		Statements of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Forward currency exchange contracts
(Foreign currency
exchange contracts)	Other liabilities net of receivables and other assets	$16,580	Other liabilities net of receivables and other assets	$—
Interest rate contracts
(Futures contracts)	Other liabilities net of receivables and other assets	—	Other liabilities net of receivables and other assets	(7,366,817)
Credit contracts
(Swaps contracts)	Other liabilities net of receivables and other assets	11,327	Other liabilities net of receivables and other assets	(916,184)
Total		$27,907		$(8,283,001)

The effect of derivative instruments on the statements of operations for the six months ended January 31, 2013 was as follows:

	Delaware Corporate Bond Fund
		Realized Gain	Change in Unrealized
		(Loss) on	Appreciation
		Derivatives	(Depreciation)
	Location of Gain (Loss) on Derivatives	Recognized in	on Derivatives
	Recognized in Income	Income	Recognized in Income
Forward currency exchange contracts
(Foreign currency
exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$103,127	$112,351
Interest rate contracts
(Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,289,830)	762,300
Credit contracts
(Swaps contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,812,709)	(1,606,120)
Total		$(2,999,412)	$(731,469)

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

	Delaware Extended Duration Bond Fund
			Change in Unrealized
		Realized Gain	Appreciation
		(Loss) on	(Depreciation)
		Derivatives	on Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Forward currency exchange contracts
(Foreign currency
exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$44,780	$67,125
Interest rate contracts
(Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,425,312	(13,470,425)
Credit contracts
(Swaps contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,135,675)	(1,037,414)
Total		$1,334,417	$(14,440,714)

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Fund during the six months ended January 31, 2013.

	Delaware Corporate Bond Fund
	Long Derivative		Short Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	7,525,655	USD	3,946,683
Futures contracts (average notional value)		74,459,828		192,839,651
Options contracts (average notional value)		1,089,905		—
Swap contracts (average notional value)*		16,381,488		2,387,598
	EUR	13,001,063		—

	Delaware Extended Duration Bond Fund
	Long Derivative		Short Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	4,217,998	USD	2,362,507
Futures contracts (average notional value)		200,404,313		31,832,901
Options contracts (average notional value)		638,937		—
Swap contracts (average notional value)*		10,240,205		1,399,803
	EUR	8,428,228		—

*Long represents buying protection and short represents selling protection.

9. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

9. Securities Lending (continued)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Funds’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall.

At January 31, 2013, the values of securities on loan and the values of invested collateral for each Fund is presented on the next page, for which cash collateral was received and invested in accordance with the Lending Agreement. These investments are presented on the statements of net assets under the caption “Securities Lending Collateral”.

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Values of securities on loan	$362,264	$165,286
Values of invested collateral	147,061	75,520

10. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Funds’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

10. Credit and Market Risk (continued)

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

11. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund investment advisory agreement

At a meeting held on August 21-23, 2012 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for each of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable

Other Fund information
(Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund investment advisory agreement (continued)

consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for each Fund and the Board’s view of such performance.

Delaware Corporate Bond Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Extended Duration Bond Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for each Fund and the Board’s view of such expenses.

Delaware Corporate Bond Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Extended Duration Bond Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from

Other Fund information
(Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund investment advisory agreement (continued)

recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. The Board also noted that the Delaware Extended Duration Bond Fund’s assets exceeded the first breakpoint level and the Delaware Corporate Bond Fund’s assets exceeded the second breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreements provides a sharing of benefits with the Funds and their shareholders.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Vice Chairman
PNC Financial Service Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Semiannual report Delaware High-Yield Opportunities Fund January 31, 2013 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware High-Yield Opportunities Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware High-Yield Opportunities Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation	3
Statement of net assets	4
Statement of assets and liabilities	18
Statement of operations	19
Statements of changes in net assets	20
Financial highlights	22
Notes to financial statements	32
Other Fund information	43
About the organization	48

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from August 1, 2012 to January 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2012 to Jan. 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware High-Yield Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/12	1/31/13	Expense Ratio	8/1/12 to 1/31/13*
Actual Fund return†
Class A	$1,000.00	$1,082.50	1.11%	$5.83
Class B	1,000.00	1,078.70	1.81%	9.48
Class C	1,000.00	1,078.60	1.81%	9.48
Class R	1,000.00	1,083.80	1.31%	6.88
Institutional Class	1,000.00	1,084.10	0.81%	4.25
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.61	1.11%	$5.65
Class B	1,000.00	1,016.08	1.81%	9.20
Class C	1,000.00	1,016.08	1.81%	9.20
Class R	1,000.00	1,018.60	1.31%	6.67
Institutional Class	1,000.00	1,021.12	0.81%	4.13

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type/sector allocation
Delaware High-Yield Opportunities Fund	As of January 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Convertible Bond	0.24%
Corporate Bonds	90.44%
Automotive	2.60%
Banking	1.49%
Basic Industry	13.26%
Capital Goods	5.32%
Consumer Cyclical	6.72%
Consumer Non-Cyclical	2.91%
Energy	10.82%
Financials	1.88%
Healthcare	6.21%
Insurance	3.84%
Media	7.63%
Services	10.95%
Technology & Electronics	6.10%
Telecommunications	9.21%
Utilities	1.50%
Senior Secured Loans	1.96%
Common Stock	0.25%
Preferred Stock	1.79%
Short-Term Investments	4.22%
Securities Lending Collateral	0.07%
Total Value of Securities	98.97%
Obligation to Return Securities Lending Collateral	(0.14%)
Receivables and Other Assets Net of Other Liabilities	1.17%
Total Net Assets	100.00%

3

Statement of net assets
Delaware High-Yield Opportunities Fund	January 31, 2013 (Unaudited)

		Principal
		amount (U.S. $)	Value (U.S. $)
Convertible Bond – 0.24%
*Φ	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/15/27	$2,064,000	$1,600,890
Total Convertible Bond (cost $1,533,169)			1,600,890

Corporate Bonds – 90.44%
Automotive – 2.60%
	American Axle & Manufacturing
	7.75% 11/15/19	1,670,000	1,870,400
	7.875% 3/1/17	708,000	731,902
*	ArvinMeritor 8.125% 9/15/15	1,823,000	1,920,986
*	Chrysler Group 8.25% 6/15/21	5,759,000	6,421,285
#	International Automotive Components Group 144A
	9.125% 6/1/18	2,573,000	2,482,945
#	Jaguar Land Rover 144A
	5.625% 2/1/23	1,030,000	1,055,750
	8.125% 5/15/21	2,740,000	3,089,350
			17,572,618
Banking – 1.49%
	Barclays Bank 7.625% 11/21/22	3,065,000	3,030,519
#•	HBOS Capital Funding 144A 6.071% 6/29/49	5,280,000	4,672,800
•	Regions Financing Trust ll 6.625% 5/15/47	2,332,000	2,349,490
			10,052,809
Basic Industry – 13.26%
*	AK Steel 7.625% 5/15/20	1,577,000	1,439,013
#	APERAM 144A 7.75% 4/1/18	2,095,000	2,021,675
	ArcelorMittal 6.125% 6/1/18	6,335,000	6,771,512
#	Cemex Espana Luxembourg 144A 9.25% 5/12/20	2,882,000	3,126,970
#	Essar Steel Algoma 144A 9.375% 3/15/15	1,773,000	1,733,108
#	FMG Resources August 2006 144A
	*6.875% 2/1/18	1,308,000	1,361,955
	6.875% 4/1/22	1,734,000	1,801,193
#	HD Supply 144A
	7.50% 7/15/20	3,345,000	3,311,550
	10.50% 1/15/21	910,000	932,750
	Headwaters 7.625% 4/1/19	2,444,000	2,645,630
	Immucor 11.125% 8/15/19	2,245,000	2,525,625
#	Ineos Group Holdings 144A 8.50% 2/15/16	6,332,000	6,411,149

4

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
#	Inmet Mining 144A 8.75% 6/1/20	$2,779,000	$3,098,585
	Interface 7.625% 12/1/18	1,648,000	1,796,320
#	JMC Steel Group 144A 8.25% 3/15/18	2,635,000	2,819,450
#	Kinove German Bondco 144A 9.625% 6/15/18	2,465,000	2,699,175
#	Longview Fibre Paper & Packaging 144A
	8.00% 6/1/16	2,597,000	2,746,328
#	MacDermid 144A 9.50% 4/15/17	2,711,000	2,832,995
#	Masonite International 144A 8.25% 4/15/21	3,451,000	3,813,355
#	Murray Energy 144A 10.25% 10/15/15	1,953,000	1,962,765
#	New Gold 6.25% 144A 11/15/22	3,100,000	3,286,000
	Norcraft Finance 10.50% 12/15/15	1,600,000	1,664,000
	Nortek 8.50% 4/15/21	2,420,000	2,752,750
	Peabody Energy 6.25% 11/15/21	1,715,000	1,800,750
#	Perstorp Holding AB 144A 8.75% 5/15/17	3,030,000	3,173,925
	Ply Gem Industries 9.375% 4/15/17	1,424,000	1,552,160
	Rockwood Specialties Group 4.625% 10/15/20	2,796,000	2,865,900
#	Ryerson 144A
	9.00% 10/15/17	1,947,000	2,100,326
	11.25% 10/15/18	804,000	800,985
#	Sappi Papier Holding 144A 8.375% 6/15/19	2,825,000	3,202,844
#	Taminco Global Chemical 144A 9.75% 3/31/20	4,454,000	4,921,669
#	TPC Group 144A 8.75% 12/15/20	3,665,000	3,710,813
#	US Coatings Acquisition 144A 7.375% 5/1/21	1,900,000	1,964,125
			89,647,350
Capital Goods – 5.32%
	Anixter 10.00% 3/15/14	1,169,000	1,272,749
#	Ardagh Packaging Finance 144A 7.00% 11/15/20	3,310,000	3,343,099
	Berry Plastics
	9.75% 1/15/21	1,554,000	1,829,835
	10.25% 3/1/16	1,614,000	1,658,385
#	Bombardier 144A 6.125% 1/15/23	625,000	639,063
#	CNH Capital 144A 3.875% 11/1/15	2,650,000	2,736,125
#	Consolidated Container 144A 10.125% 7/15/20	2,684,000	2,912,140
#	Crown Americas 144A 4.50% 1/15/23	295,000	292,050
#	GenCorp 144A 7.125% 3/15/21	1,475,000	1,534,000
	Kratos Defense & Security Solutions 10.00% 6/1/17	2,393,000	2,638,283
	Mueller Water Products 7.375% 6/1/17	2,584,000	2,667,980

5

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
	Reynolds Group Issuer
	5.75% 10/15/20	$1,427,000	$1,462,675
	8.25% 2/15/21	820,000	863,050
	9.00% 4/15/19	1,511,000	1,601,660
	9.875% 8/15/19	5,590,000	6,121,049
#	Sealed Air 144A
	8.125% 9/15/19	503,000	574,678
	8.375% 9/15/21	1,979,000	2,280,798
#	Silver II Borrower 144A 7.75% 12/15/20	1,470,000	1,547,175
			35,974,794
Consumer Cyclical – 6.72%
	Burlington Coat Factory Warehouse 10.00% 2/15/19	2,950,000	3,222,875
#	CDR DB Sub 144A 7.75% 10/15/20	3,590,000	3,598,975
	CKE Restaurants 11.375% 7/15/18	1,453,000	1,700,010
	Dave & Buster’s 11.00% 6/1/18	2,621,000	2,974,835
#^	Dave & Buster’s Entertainment 144A
	10.00% 2/15/16	3,652,000	2,770,955
	DineEquity 9.50% 10/30/18	3,628,000	4,144,989
	Express 8.75% 3/1/18	1,260,000	1,373,400
#	Landry’s 144A 9.375% 5/1/20	3,131,000	3,397,135
	Levi Strauss 7.625% 5/15/20	1,300,000	1,423,500
	Michaels Stores 11.375% 11/1/16	802,000	839,101
#	Pantry 144A 8.375% 8/1/20	2,886,000	3,102,450
#	Party City Holdings 144A 8.875% 8/1/20	3,248,000	3,524,080
*	Quiksilver 6.875% 4/15/15	2,776,000	2,782,940
*	Rite Aid 9.25% 3/15/20	2,692,000	3,008,310
	Sealy Mattress 8.25% 6/15/14	2,813,000	2,827,093
#	Tempur-Pedic International 144A 6.875% 12/15/20	1,775,000	1,894,813
#	Wok Acquisition 144A 10.25% 6/30/20	2,617,000	2,816,546
			45,402,007
Consumer Non-Cyclical – 2.91%
#	Alphabet Holding PIK 144A 7.75% 11/1/17	1,160,000	1,203,500
	Constellation Brands 4.625% 3/1/23	3,232,000	3,308,759
*	Dean Foods 7.00% 6/1/16	1,139,000	1,269,985
	Del Monte 7.625% 2/15/19	2,340,000	2,451,150
#	JBS USA 144A 8.25% 2/1/20	2,563,000	2,768,040
	NBTY 9.00% 10/1/18	2,583,000	2,951,078

6

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Smithfield Foods 6.625% 8/15/22	$1,320,000	$1,448,700
#	Spectrum Brands Escrow 144A
	6.375% 11/15/20	600,000	639,750
	6.625% 11/15/22	2,265,000	2,451,863
	Visant 10.00% 10/1/17	1,303,000	1,198,760
			19,691,585
Energy – 10.82%
	American Petroleum Tankers Parent 10.25% 5/1/15	1,698,000	1,774,410
	AmeriGas Finance 7.00% 5/20/22	2,806,000	3,086,600
#	Antero Resources Finance 144A 6.00% 12/1/20	2,370,000	2,455,913
#	Atlas Pipeline Partners 144A 5.875% 8/1/23	855,000	853,931
	Calumet Specialty Products Partners 9.375% 5/1/19	3,916,000	4,322,284
	Chaparral Energy
	#144A 7.625% 11/15/22	1,465,000	1,574,875
	8.25% 9/1/21	3,081,000	3,435,315
	Chesapeake Energy
	6.125% 2/15/21	531,000	570,825
	6.625% 8/15/20	2,162,000	2,383,605
	Comstock Resources 7.75% 4/1/19	1,429,000	1,482,588
	Copano Energy
	7.125% 4/1/21	976,000	1,124,840
	7.75% 6/1/18	1,248,000	1,324,440
	Crosstex Energy
	#144A 7.125% 6/1/22	1,603,000	1,687,158
	8.875% 2/15/18	1,464,000	1,579,290
	Denbury Resources 4.625% 7/15/23	705,000	691,781
#	Drill Rigs Holdings 144A 6.50% 10/1/17	3,006,000	3,013,515
	Frontier Oil 6.875% 11/15/18	2,104,000	2,272,320
#	Halcon Resources 144A 8.875% 5/15/21	3,485,000	3,737,662
#	Hercules Offshore 144A 10.50% 10/15/17	4,101,000	4,470,089
#	Hilcorp Energy I 144A 8.00% 2/15/20	2,045,000	2,275,063
#	Holly Energy Partners 144A 6.50% 3/1/20	759,000	815,925
	Kodiak Oil & Gas
	#144A 5.50% 1/15/21	1,095,000	1,104,581
	8.125% 12/1/19	2,603,000	2,915,360
	Laredo Petroleum
	7.375% 5/1/22	698,000	759,075
	9.50% 2/15/19	2,701,000	3,065,635

7

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Linn Energy
	6.50% 5/15/19	$781,000	$799,549
	8.625% 4/15/20	1,563,000	1,731,023
	Oasis Petroleum 7.25% 2/1/19	2,014,000	2,195,260
	Offshore Group Investments 11.50% 8/1/15	1,157,000	1,258,238
#	PDC Energy 144A 7.75% 10/15/22	2,222,000	2,321,990
	Pioneer Drilling 9.875% 3/15/18	2,931,000	3,194,790
	Quicksilver Resources 9.125% 8/15/19	669,000	622,170
	Range Resources 5.00% 8/15/22	2,565,000	2,706,075
#	Samson Investment 144A 9.75% 2/15/20	2,448,000	2,616,300
	SandRidge Energy
	7.50% 3/15/21	1,003,000	1,068,195
	8.125% 10/15/22	1,338,000	1,455,075
	8.75% 1/15/20	387,000	421,830
			73,167,575
Financials – 1.88%
	E Trade Financial 6.375% 11/15/19	3,170,000	3,304,725
#•	ILFC E-Capital Trust II 144A 6.25% 12/21/65	3,926,000	3,445,065
	International Lease Finance 5.875% 4/1/19	1,517,000	1,647,342
#	Nuveen Investments 144A 9.50% 10/15/20	3,001,000	3,106,035
#	WEX 144A 4.75% 2/1/23	1,230,000	1,233,075
			12,736,242
Healthcare – 6.21%
	Air Medical Group Holdings 9.25% 11/1/18	2,203,000	2,434,315
	Alere
	#144A 7.25% 7/1/18	1,605,000	1,677,225
	9.00% 5/15/16	2,306,000	2,438,595
#	Biomet 144A 6.50% 10/1/20	3,000,000	3,060,000
#	CDRT Holding PIK 144A 9.25% 10/1/17	1,468,000	1,523,050
	Community Health Systems
	7.125% 7/15/20	1,605,000	1,735,406
	8.00% 11/15/19	2,274,000	2,507,085
	HCA 7.50% 2/15/22	2,524,000	2,921,530
	HealthSouth 7.75% 9/15/22	453,000	499,433
#	Hologic 144A 6.25% 8/1/20	2,795,000	3,018,600

8

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
#	Kinetic Concepts 144A
	10.50% 11/1/18	$2,141,000	$2,301,575
	12.50% 11/1/19	1,897,000	1,844,833
#	Multiplan 144A 9.875% 9/1/18	3,468,000	3,884,159
	Radnet Management 10.375% 4/1/18	1,697,000	1,760,638
#	Sky Growth Acquisition 144A 7.375% 10/15/20	4,531,000	4,644,274
#	STHI Holding 144A 8.00% 3/15/18	2,404,000	2,614,350
#	Truven Health Analytics 144A 10.625% 6/1/20	1,133,000	1,257,630
#	VPI Escrow 144A 6.375% 10/15/20	1,791,000	1,867,118
			41,989,816
Insurance – 3.84%
•	American International Group 8.175% 5/15/58	3,790,000	4,945,950
#	Hub International 144A 8.125% 10/15/18	3,402,000	3,538,080
•	ING Groep 5.775% 12/29/49	6,567,000	6,304,320
#•	Liberty Mutual Group 144A 7.00% 3/15/37	3,139,000	3,170,390
#	Onex USI Acquisition 144A 7.75% 1/15/21	3,200,000	3,152,000
•	XL Group 6.50% 12/29/49	5,007,000	4,838,014
			25,948,754
Media – 7.63%
	AMC Networks 7.75% 7/15/21	1,556,000	1,785,510
	Cablevision Systems 8.00% 4/15/20	2,162,000	2,453,870
	CCO Holdings 5.25% 9/30/22	2,861,000	2,846,695
#	Cequel Communications Escrow I 144A
	6.375% 9/15/20	2,445,000	2,573,363
	Clear Channel Communications 9.00% 3/1/21	5,535,000	5,175,225
	Clear Channel Worldwide Holdings 7.625% 3/15/20	3,176,000	3,332,170
#	DISH DBS 144A 5.00% 3/15/23	2,960,000	2,937,800
	Entravision Communications 8.75% 8/1/17	1,504,000	1,643,120
#	Griffey Intermediate 144A 7.00% 10/15/20	3,155,000	3,289,088
	MDC Partners 11.00% 11/1/16	3,192,000	3,527,160
#	Nara Cable Funding 144A 8.875% 12/1/18	2,895,000	2,947,475
#	Nexstar Broadcasting 144A 6.875% 11/15/20	3,150,000	3,299,625
#	Nielsen Finance 144A 4.50% 10/1/20	594,000	588,060
#	ONO Finance II 144A 10.875% 7/15/19	1,597,000	1,620,955
#	Sinclair Television Group 144A 6.125% 10/1/22	1,685,000	1,807,163

9

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
#	Univision Communications 144A
	6.75% 9/15/22	$1,012,000	$1,062,600
	8.50% 5/15/21	5,436,000	5,816,519
#	UPC Holding 144A 9.875% 4/15/18	1,872,000	2,124,720
#	UPCB Finance VI 144A 6.875% 1/15/22	1,130,000	1,234,525
	Virgin Media Finance 4.875% 2/15/22	1,500,000	1,503,750
			51,569,393
Services – 10.95%
#	Algeco Scotsman Global Finance 144A
	8.50% 10/15/18	1,450,000	1,558,750
	10.75% 10/15/19	6,417,000	6,641,594
#	BC Mountain 144A 7.00% 2/1/21	925,000	950,438
#	Beazer Homes USA 144A 7.25% 2/1/23	295,000	298,688
	Caesars Entertainment Operating 8.50% 2/15/20	3,228,000	3,254,228
#	Carlson Wagonlit 144A 6.875% 6/15/19	2,755,000	2,934,075
#	CEVA Group 144A 8.375% 12/1/17	3,215,000	3,303,413
	CityCenter Holdings PIK 10.75% 1/15/17	1,455,000	1,613,231
	Clean Harbors 5.25% 8/1/20	1,695,000	1,779,750
#	Equinox Holdings 144A 9.50% 2/1/16	1,719,000	1,800,653
#	H&E Equipment Services 144A 7.00% 9/1/22	2,906,000	3,189,335
	Iron Mountain 8.375% 8/15/21	724,000	801,830
	Kansas City Southern de Mexico
	6.125% 6/15/21	767,000	866,710
	8.00% 2/1/18	1,494,000	1,650,870
	M/I Homes 8.625% 11/15/18	3,454,000	3,816,669
#	Mattamy Group 144A 6.50% 11/15/20	3,175,000	3,214,688
	Meritage Homes 7.00% 4/1/22	565,000	625,738
	MGM Resorts International
	#144A 6.75% 10/1/20	2,790,000	2,936,475
	7.75% 3/15/22	1,360,000	1,489,200
	11.375% 3/1/18	3,940,000	4,924,999
	NCL 9.50% 11/15/18	503,000	555,815
	PHH
	7.375% 9/1/19	1,537,000	1,732,968
	9.25% 3/1/16	1,448,000	1,705,020

10

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
	Pinnacle Entertainment
	7.75% 4/1/22	$1,075,000	$1,155,625
	8.75% 5/15/20	224,000	244,160
	Seven Seas Cruises 9.125% 5/15/19	2,777,000	2,957,505
	Standard Pacific 10.75% 9/15/16	820,000	1,023,975
	Swift Services Holdings 10.00% 11/15/18	2,983,000	3,381,976
#	Taylor Morrison Communities 144A 7.75% 4/15/20	2,901,000	3,133,080
#	United Air Lines 144A 12.00% 11/1/13	2,254,000	2,254,000
	United Rentals North America
	6.125% 6/15/23	585,000	628,875
	7.625% 4/15/22	791,000	885,920
	8.25% 2/1/21	2,726,000	3,114,455
	West 7.875% 1/15/19	3,353,000	3,570,944
			73,995,652
Technology & Electronics – 6.10%
	Aspect Software 10.625% 5/15/17	1,928,000	1,903,900
	Avaya
	9.75% 11/1/15	380,000	363,850
	10.125% 11/1/15	3,136,000	3,002,720
	CDW
	8.50% 4/1/19	1,681,000	1,870,113
	12.535% 10/12/17	1,388,000	1,492,100
	Fidelity National Information Services
	7.875% 7/15/20	1,093,000	1,241,921
	First Data
	#144A 8.25% 1/15/21	3,060,000	3,167,100
	11.25% 3/31/16	3,262,000	3,262,000
	#144A 11.25% 1/15/21	2,315,000	2,332,363
	GXS Worldwide 9.75% 6/15/15	2,733,000	2,859,401
	iGate 9.00% 5/1/16	2,524,000	2,785,865
	Infor US 9.375% 4/1/19	4,042,000	4,587,670
	j2 Global 8.00% 8/1/20	4,173,000	4,360,785
#	Legend Acquisition Sub 144A 10.75% 8/15/20	2,322,000	2,066,580
	MagnaChip Semiconductor 10.50% 4/15/18	2,420,000	2,716,450
#	Viasystems 144A 7.875% 5/1/19	3,234,000	3,242,085
			41,254,903

11

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications – 9.21%
#	Clearwire Communications 144A 12.00% 12/1/15	$3,100,000	$3,365,438
#	Columbus International 144A 11.50% 11/20/14	2,664,000	2,997,000
	Cricket Communications 7.75% 10/15/20	1,495,000	1,558,538
#	Crown Castle International 144A 5.25% 1/15/23	4,560,000	4,805,099
#	Digicel Group 144A 10.50% 4/15/18	4,495,000	5,056,874
#	DigitalGlobe 144A 5.25% 2/1/21	2,750,000	2,753,438
	Hughes Satellite Systems 7.625% 6/15/21	2,524,000	2,902,600
	Intelsat Bermuda
	11.25% 2/4/17	6,229,000	6,610,525
	PIK 11.50% 2/4/17	3,350,300	3,555,506
#	Intelsat Jackson Holdings 144A 7.25% 10/15/20	1,079,000	1,159,925
	Level 3 Communications
	#144A 8.875% 6/1/19	438,000	477,968
	11.875% 2/1/19	3,316,000	3,863,140
#	Level 3 Financing 144A 7.00% 6/1/20	1,455,000	1,547,756
	Satmex Escrow 9.50% 5/15/17	1,384,000	1,453,200
	Sprint Capital 8.75% 3/15/32	3,031,000	3,591,735
	Sprint Nextel
	8.375% 8/15/17	2,056,000	2,387,530
	9.125% 3/1/17	3,057,000	3,607,260
#	Wind Acquisition Finance 144A
	7.25% 2/15/18	4,225,000	4,463,638
	11.75% 7/15/17	1,575,000	1,701,000
	Windstream 7.50% 6/1/22	1,653,000	1,797,638
	Zayo Group 10.125% 7/1/20	2,216,000	2,587,180
			62,242,988
Utilities – 1.50%
	AES 7.375% 7/1/21	2,923,000	3,273,760
	Elwood Energy 8.159% 7/5/26	1,044,065	1,093,658
	GenOn Americas Generation 8.50% 10/1/21	1,970,000	2,295,050
	GenOn Energy 9.875% 10/15/20	3,045,000	3,516,975
			10,179,443
Total Corporate Bonds (cost $571,940,286)			611,425,929

12

		Principal
		amount (U.S. $)	Value (U.S. $)
«Senior Secured Loans – 1.96%
@	Avis Budget Car Rental 5.375% 1/2/14	$3,065,000	$3,065,000
	Brock Holdings III 10.00% 2/15/18	925,000	935,406
	Dynegy Power 1st Lien 9.25% 8/5/16	645,327	675,519
	Equipower Resources Holdings 10.00% 5/23/19	1,155,000	1,185,319
@	Monarch Financial Holdings 5.375% 1/27/14	2,155,000	2,155,000
	Smart & Final 10.50% 11/8/20	3,330,000	3,409,087
	WideOpenWest Finance 6.25% 7/17/18	1,786,025	1,810,244
Total Senior Secured Loans (cost $12,902,951)			13,235,575

		Number of shares
Common Stock – 0.25%
*†	Alliance HealthCare Services	21,506	139,789
=†	Calpine	2,490,000	0
=†	Century Communications	4,250,000	0
†	Delta Air Lines	266	3,695
†	DIRECTV Class A	19,150	979,330
†	Flextronics International	49,950	310,190
†	GeoEye	7,900	283,057
	NRG Energy	611	14,664
Total Common Stock (cost $1,680,675)			1,730,725

Preferred Stock – 1.79%
#	Ally Financial 144A 7.00%	5,900	5,758,585
	Entergy Arkansas 4.90%	50,000	1,250,000
•	GMAC Capital Trust I 8.125%	73,000	1,946,910
	Regions Financial 6.375%	126,000	3,134,880
Total Preferred Stock (cost $10,273,984)			12,090,375

		Principal
		amount (U.S. $)
Short-Term Investments – 4.22%
Repurchase Agreements – 4.22%
	Bank of America 0.12%, dated 1/31/13, to be
	repurchased on 2/1/13, repurchase price
	$10,261,475 (collateralized by U.S. government
	obligations 1.25%-2.125% 4/15/14-12/31/15;
	market value $10,466,705)	$10,261,475	10,261,475

13

Statement of net assets
Delaware High-Yield Opportunities Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price
$18,257,525 (collateralized by U.S. government
obligations 0.25%-4.25% 12/15/13-8/15/21;
market value $18,622,675)	$18,257,525	$18,257,525
Total Short-Term Investments (cost $28,519,000)		28,519,000

Total Value of Securities Before Securities Lending
Collateral – 98.90% (cost $626,850,065)		668,602,494

	Number of shares
**Securities Lending Collateral – 0.07%
Investment Companies
Delaware Investments Collateral Fund No. 1	462,585	462,585
@†Mellon GSL Reinvestment Trust II	514,615	0
Total Securities Lending Collateral (cost $977,200)		462,585

Total Value of Securities – 98.97%
(cost $627,827,265)		669,065,079	©
**Obligation to Return Securities
Lending Collateral – (0.14%)		(977,200)
Receivables and Other Assets
Net of Other Liabilities – 1.17%		7,927,206
Net Assets Applicable to 157,023,858
Shares Outstanding – 100.00%		$676,015,085

Net Asset Value – Delaware High-Yield Opportunities Fund
Class A ($341,828,066 / 79,417,121 Shares)		$4.30
Net Asset Value – Delaware High-Yield Opportunities Fund
Class B ($3,750,485 / 871,782 Shares)		$4.30
Net Asset Value – Delaware High-Yield Opportunities Fund
Class C ($83,919,962 / 19,471,810 Shares)		$4.31
Net Asset Value – Delaware High-Yield Opportunities Fund
Class R ($16,655,582 / 3,857,415 Shares)		$4.32
Net Asset Value – Delaware High-Yield Opportunities Fund
Institutional Class ($229,860,990 / 53,405,730 Shares)		$4.30

14

Components of Net Assets at January 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$682,789,658
Undistributed net investment income	706,575
Accumulated net realized loss on investments	(48,718,962)
Net unrealized appreciation of investments	41,237,814
Total net assets	$676,015,085

Φ	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2013.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2013, the aggregate value of Rule 144A securities was $297,838,162, which represented 44.06% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of January 31, 2013. Interest rates reset periodically.
*	Fully or partially on loan.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

@	Illiquid security. At January 31, 2013, the aggregate value of illiquid securities was $5,220,000, which represented 0.77% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2013.

†	Non income producing security.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $652,741 of securities loaned.

PIK — Pay-in-kind

15

Statement of net assets
Delaware High-Yield Opportunities Fund

Net Asset Value and Offering Price Per Share –
Delaware High-Yield Opportunities Fund
Net asset value Class A (A)	$4.30
Sales charge (4.50% of offering price) (B)	0.20
Offering price	$4.50

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

16

Statement of assets and liabilities
Delaware High-Yield Opportunities Fund	January 31, 2013 (Unaudited)

Assets:
Investments, at value (including $652,741 of securities on loan)	$640,083,494
Short-term investments, at value	28,519,000
Short-term investments held as collateral for loaned securities, at value	462,585
Cash	10,060
Receivable for fund shares sold	5,336,822
Receivable for securities sold	18,527,731
Dividends and interest receivable	13,799,755
Securities lending income receivable	1,035
Total assets	706,740,482

Liabilities:
Payables for securities purchased	25,961,198
Distributions payable	1,119,897
Payable for fund shares redeemed	1,936,917
Obligations to return securities lending collateral	977,200
Due to manager and affiliates	547,410
Other accrued expenses	182,775
Total liabilities	30,725,397

Total Net Assets	$676,015,085

Investments, at cost	$598,331,065
Short-term investments, at cost	28,519,000
Short-term investments held as collateral for loaned securities, at cost	977,200

See accompanying notes, which are an integral part of the financial statements.

18

Statement of operations
Delaware High-Yield Opportunities Fund	Six Months Ended January 31, 2013 (Unaudited)

Investment Income:
Interest	$23,989,828
Dividends	310,484
Securities lending income	14,333	$24,314,645

Expenses:
Management fees	2,028,487
Distribution expenses – Class A	486,890
Distribution expenses – Class B	22,708
Distribution expenses – Class C	381,042
Distribution expenses – Class R	47,567
Dividend disbursing and transfer agent fees and expenses	376,032
Accounting and administration expenses	123,180
Registration fees	62,444
Reports and statements to shareholders	29,493
Legal fees	22,700
Audit and tax	20,880
Trustees’ fees	13,509
Custodian fees	6,940
Dues and services	6,083
Insurance fees	5,909
Consulting fees	3,842
Pricing fees	3,731
Trustees’ expenses	1,252	3,642,689
Less fees waived		(136,029)
Less waived distribution expenses – Class R		(7,928)
Less expense paid indirectly		(532)
Total operating expenses		3,498,200
Net Investment Income		20,816,445

Net Realized and Unrealized Gain:
Net realized gain on investments		2,885,483
Net change in unrealized appreciation (depreciation) of investments		26,173,296
Net Realized and Unrealized Gain		29,058,779

Net Increase in Net Assets Resulting from Operations		$49,875,224

See accompanying notes, which are an integral part of the financial statements.

19

Statements of changes in net assets
Delaware High-Yield Opportunities Fund

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$20,816,445	$40,857,687
Net realized gain (loss)	2,885,483	(8,301,222)
Net change in unrealized appreciation (depreciation)	26,173,296	3,127,387
Net increase in net assets resulting from operations	49,875,224	35,683,852

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(11,152,304)	(23,235,747)
Class B	(139,210)	(409,230)
Class C	(2,320,505)	(3,860,806)
Class R	(523,895)	(1,356,859)
Institutional Class	(7,412,066)	(11,981,767)
	(21,547,980)	(40,844,409)

Capital Share Transactions:
Proceeds from shares sold:
Class A	56,856,406	191,895,444
Class B	37,289	77,985
Class C	20,247,638	30,487,339
Class R	6,537,156	8,691,456
Institutional Class	78,377,785	144,535,717

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	9,165,596	17,602,223
Class B	118,062	298,037
Class C	1,707,104	2,609,161
Class R	511,805	1,356,859
Institutional Class	6,255,468	9,390,876
	179,814,309	406,945,097

20

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(50,723,927)	$(199,347,677)
Class B	(1,541,259)	(2,730,313)
Class C	(7,226,320)	(19,898,088)
Class R	(5,705,071)	(14,043,834)
Institutional Class	(49,963,791)	(91,614,283)
	(115,160,368)	(327,634,195)
Increase in net assets derived from capital share transactions	64,653,941	79,310,902
Net Increase in Net Assets	92,981,185	74,150,345

Net Assets:
Beginning of period	583,033,900	508,883,555
End of period (including undistributed net investment
income of $706,575 and $708,504, respectively)	$676,015,085	$583,033,900

See accompanying notes, which are an integral part of the financial statements.

21

Financial highlights
Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$4.110	$4.200	$3.980	$3.560	$3.880	$4.260

0.140	0.308	0.315	0.356	0.323	0.299
0.195	(0.090)	0.231	0.412	(0.347)	(0.368)
0.335	0.218	0.546	0.768	(0.024)	(0.069)

(0.145)	(0.308)	(0.326)	(0.348)	(0.296)	(0.311)
(0.145)	(0.308)	(0.326)	(0.348)	(0.296)	(0.311)

$4.300	$4.110	$4.200	$3.980	$3.560	$3.880

8.25%	5.73%	14.11%	22.30%	0.81%	(1.74% )

$341,828	$311,859	$306,304	$335,684	$261,286	$86,809
1.11%	1.11%	1.11%	1.11%	1.15%	1.13%

1.15%	1.18%	1.20%	1.25%	1.37%	1.31%
6.56%	7.71%	7.60%	9.25%	9.92%	7.28%

6.52%	7.64%	7.51%	9.11%	9.70%	7.10%
40%	61%	115%	141%	89%	143%

23

Financial highlights
Delaware High-Yield Opportunities Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$4.110	$4.190	$3.980	$3.560	$3.880	$4.260

0.125	0.280	0.286	0.329	0.300	0.271
0.195	(0.080)	0.221	0.412	(0.347)	(0.368)
0.320	0.200	0.507	0.741	(0.047)	(0.097)

(0.130)	(0.280)	(0.297)	(0.321)	(0.273)	(0.283)
(0.130)	(0.280)	(0.297)	(0.321)	(0.273)	(0.283)

$4.300	$4.110	$4.190	$3.980	$3.560	$3.880

7.87%	5.24%	13.06%	21.46%	0.11%	(2.42% )

$3,750	$4,924	$7,527	$10,143	$11,966	$7,827
1.81%	1.81%	1.81%	1.81%	1.85%	1.83%

1.85%	1.88%	1.90%	1.95%	2.07%	2.01%
5.86%	7.01%	6.90%	8.55%	9.22%	6.58%

5.82%	6.94%	6.81%	8.41%	9.00%	6.40%
40%	61%	115%	141%	89%	143%

25

Financial highlights
Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$4.120	$4.200	$3.990	$3.560	$3.880	$4.260

0.125	0.280	0.287	0.329	0.300	0.270
0.195	(0.080)	0.221	0.422	(0.347)	(0.368)
0.320	0.200	0.508	0.751	(0.047)	(0.098)

(0.130)	(0.280)	(0.298)	(0.321)	(0.273)	(0.282)
(0.130)	(0.280)	(0.298)	(0.321)	(0.273)	(0.282)

$4.310	$4.120	$4.200	$3.990	$3.560	$3.880

7.86%	5.24%	13.04%	21.75%	0.10%	(2.44% )

$83,920	$65,771	$53,151	$36,060	$31,415	$21,146
1.81%	1.81%	1.81%	1.81%	1.85%	1.83%

1.85%	1.88%	1.90%	1.95%	2.07%	2.01%
5.86%	7.01%	6.90%	8.55%	9.22%	6.58%

5.82%	6.94%	6.81%	8.41%	9.00%	6.40%
40%	61%	115%	141%	89%	143%

27

Financial highlights
Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$4.120	$4.210	$3.990	$3.570	$3.890	$4.270

0.136	0.301	0.308	0.349	0.316	0.291
0.205	(0.090)	0.231	0.412	(0.347)	(0.368)
0.341	0.211	0.539	0.761	(0.031)	(0.077)

(0.141)	(0.301)	(0.319)	(0.341)	(0.289)	(0.303)
(0.141)	(0.301)	(0.319)	(0.341)	(0.289)	(0.303)

$4.320	$4.120	$4.210	$3.990	$3.570	$3.890

8.38%	5.51%	13.87%	22.01%	0.62%	(1.93% )

$16,656	$14,637	$19,046	$14,708	$15,323	$11,305
1.31%	1.31%	1.31%	1.31%	1.35%	1.33%

1.45%	1.48%	1.50%	1.55%	1.67%	1.61%
6.36%	7.51%	7.40%	9.05%	9.72%	7.08%

6.22%	7.34%	7.21%	8.81%	9.40%	6.80%
40%	61%	115%	141%	89%	143%

29

Financial highlights
Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

30

Six Months Ended	Year Ended
1/31/13[1]	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
(Unaudited)
$4.110	$4.200	$3.980	$3.560	$3.880	$4.260

0.146	0.320	0.328	0.367	0.332	0.312
0.195	(0.090)	0.231	0.412	(0.347)	(0.368)
0.341	0.230	0.559	0.779	(0.015)	(0.056)

(0.151)	(0.320)	(0.339)	(0.359)	(0.305)	(0.324)
(0.151)	(0.320)	(0.339)	(0.359)	(0.305)	(0.324)

$4.300	$4.110	$4.200	$3.980	$3.560	$3.880

8.41%	6.03%	14.45%	22.65%	1.11%	(1.45% )

$229,861	$185,843	$122,855	$59,831	$45,166	$37,465
0.81%	0.81%	0.81%	0.81%	0.85%	0.83%

0.85%	0.88%	0.90%	0.95%	1.07%	1.01%
6.86%	8.01%	7.90%	9.55%	10.22%	7.58%

6.82%	7.94%	7.81%	9.41%	10.00%	7.40%
40%	61%	115%	141%	89%	143%

31

Notes to financial statements
Delaware High-Yield Opportunities Fund	January 31, 2013 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing

32

more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2009-July 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in

33

Notes to financial statements
Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended January 31, 2013, the Fund earned $532 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to prevent that total annual operating expenses, (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), from exceeding 0.81% of the Fund’s average daily net assets through November 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The

34

fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended January 31, 2013, the Fund was charged $ 15,423 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class R shares’ 12b-1 fees through November 28, 2013 to no more than 0.50% of its average daily net assets. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above.

At January 31, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$341,622
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	15,262
Distribution fees payable to DDLP	165,472
Other expenses payable to DMC and affiliates*	25,054

*	DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2013, the Fund was charged $8,425 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2013, DDLP earned $52,489 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2013, DDLP received gross CDSC commissions of $0, $169 and $2,678 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

35

Notes to financial statements
Delaware High-Yield Opportunities Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2013, the Fund made purchases of $289,840,637 and sales of $ 234,483,669 of investment securities other than short-term investments.

At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments was $ 627,902,060. At January 31, 2013, net unrealized appreciation was $41,163,019, of which $43,869,493 related to unrealized appreciation of investments and $2,706,474 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

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Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,730,725	$—	$ —	$1,730,725
Corporate Debt	—	626,262,394	—	626,262,394
Short-Term Investments	—	28,519,000	—	28,519,000
Securities Lending Collateral	—	462,585	—	462,585
Other	6,331,790	5,758,585	—	12,090,375
Total	$8,062,515	$661,002,564	$ —	$669,065,079

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 investments in this table.

During the six months ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2013 and the year ended July 31, 2012 was as follows:

	Six months	Year
	Ended	Ended
	1/31/13*	7/31/12
Ordinary income	$21,547,980	$40,844,409

*Tax information for the six months ended January 31, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

37

Notes to financial statements
Delaware High-Yield Opportunities Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2013, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$682,789,658
Undistributed ordinary income	1,859,752
Distributions payable	(1,119,897)
Realized loss 8/1/12-1/31/13	(2,496,936)
Capital loss carryforwards as of July 31, 2012	(46,156,047)
Unrealized appreciation of investments	41,138,555
Net assets	$676,015,085

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distributions payable, trust preferred securities, and market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2013, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$729,606
Accumulated net realized loss	(729,606)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2012, if not utilized in future years, will expire as follows: $2,444,810 expires in 2016, and $40,500,385 expires in 2017. The use of these losses is subject to an annual limitation in accordance with the internal revenue code.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

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Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$3,210,852	$—

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
Shares sold:
Class A	13,420,637	48,524,297
Class B	8,930	19,480
Class C	4,801,770	7,637,786
Class R	1,540,373	2,181,405
Institutional Class	18,517,258	36,571,562

Shares issued upon reinvestment of dividends and distributions:
Class A	2,170,367	4,429,622
Class B	28,001	75,228
Class C	403,434	655,176
Class R	120,856	343,198
Institutional Class	1,480,006	2,360,501
	42,491,632	102,798,255

Shares redeemed:
Class A	(12,007,585)	(50,135,715)
Class B	(362,997)	(691,949)
Class C	(1,706,303)	(4,970,621)
Class R	(1,352,382)	(3,501,947)
Institutional Class	(11,783,245)	(23,021,203)
	(27,212,512)	(82,321,435)

Net increase	15,279,120	20,476,820

For the six months ended January 31, 2013 and the year ended July 31, 2012, 91,785 Class B shares were converted to 91,870 Class A shares valued at $391,265 and 322,002 Class B shares were converted to 322,601 Class A shares valued at $1,266,735, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

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Notes to financial statements
Delaware High-Yield Opportunities Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on November 13, 2012.

On November 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on November 13, 2013. The Fund had no amounts outstanding as of January 31, 2013, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity

40

of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At January 31, 2013, the value of the securities on loan was $652,741, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2013, the value of invested collateral was $462,585. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

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Notes to financial statements
Delaware High-Yield Opportunities Fund

9. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware High-Yield Opportunities Fund

Board consideration of Delaware High-Yield Opportunities Fund investment advisory agreement

At a meeting held on August 21-23, 2012 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware High-Yield Opportunities Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed

43

Other Fund information
(Unaudited)
Delaware High-Yield Opportunities Fund

Board consideration of Delaware High-Yield Opportunities Fund investment advisory agreement (continued)

to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional high current yield funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the first quartile and the Fund’s total return for the ten-year period was in the first quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared

44

with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets

45

Other Fund information
(Unaudited)
Delaware High-Yield Opportunities Fund

Board consideration of Delaware High-Yield Opportunities Fund investment advisory agreement (continued)

in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

46

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA
Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL
Thomas K. Whitford
Vice Chairman
PNC Financial Service Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

48

Semiannual report Delaware Core Bond Fund January 31, 2013 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Core Bond Fund at delawareinvestments.com.

Manage your investments online
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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Core Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation	3
Statement of net assets	4
Statement of assets and liabilities	18
Statement of operations	19
Statements of changes in net assets	20
Financial highlights	22
Notes to financial statements	30
Other Fund information	42
About the organization	46

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from August 1, 2012 to January 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2012 to Jan. 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Core Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/12	1/31/13	Expense Ratio	8/1/12 to 1/31/13*
Actual Fund return†
Class A	$1,000.00	$995.10	0.90%	$4.53
Class C	1,000.00	991.40	1.65%	8.28
Class R	1,000.00	994.60	1.15%	5.78
Institutional Class	1,000.00	996.50	0.65%	3.27
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.67	0.90%	$4.58
Class C	1,000.00	1,016.89	1.65%	8.39
Class R	1,000.00	1,019.41	1.15%	5.85
Institutional Class	1,000.00	1,021.93	0.65%	3.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type/sector allocation
Delaware Core Bond Fund	As of January 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Asset-Backed Securities	0.07%
Agency Collateralized Mortgage Obligations	2.68%
Agency Mortgage-Backed Securities	32.41%
Commercial Mortgage-Backed Securities	1.87%
Corporate Bonds	24.29%
Banking	4.06%
Basic Industry	1.86%
Brokerage	0.42%
Capital Goods	0.09%
Communications	2.46%
Consumer Cyclical	1.55%
Consumer Non-Cyclical	2.35%
Electric	2.02%
Energy	2.61%
Financials	0.75%
Insurance	2.13%
Natural Gas	1.79%
Real Estate	0.89%
Technology	0.98%
Transportation	0.33%
Non-Agency Asset-Backed Securities	3.68%
Regional Bonds	0.44%
U.S. Treasury Obligations	25.36%
Preferred Stock	0.28%
Short-Term Investments	31.58%
Total Value of Securities	122.66%
Liabilities Net of Receivables and Other Assets	(22.66%)
Total Net Assets	100.00%

3

Statement of net assets
Delaware Core Bond Fund	January 31, 2013 (Unaudited)

	Principal amount (U.S. $)	Value (U.S. $)
Agency Asset-Backed Securities – 0.07%
• Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	$11,004	$11,617
• Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	5,965	6,236
Series 2002-W11 AV1 0.544% 11/25/32	1,135	1,050
Total Agency Asset-Backed Securities
(cost $18,000)		18,903

Agency Collateralized Mortgage Obligations – 2.68%
Fannie Mae REMICs
Series 2004-49 EB 5.00% 7/25/24	38,148	42,151
Series 2006-105 ME 5.50% 11/25/36	235,000	275,056
Series 2010-35 AB 5.00% 11/25/49	58,761	62,795
Series 2010-116 Z 4.00% 10/25/40	38,418	41,043
Fannie Mae Whole Loan
Series 2003-W15 2A7 5.55% 8/25/43	16,220	17,944
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	28,875	32,997
Series 3027 DE 5.00% 9/15/25	43,062	47,318
Series 3656 PM 5.00% 4/15/40	10,000	11,168
•Series 3800 AF 0.706% 2/15/41	106,810	107,617
GNMA Series 2010-113 KE 4.50% 9/20/40	50,000	56,721
NCUA Guaranteed Notes
Series 2010-C1 A2 2.90% 10/29/20	20,000	21,336
• Vendee Mortgage Trust
Series 2000-1 1A 6.623% 1/15/30	19,030	22,628
Total Agency Collateralized Mortgage
Obligations (cost $713,336)		738,774

Agency Mortgage-Backed Securities – 32.41%
• Fannie Mae ARM
2.28% 12/1/33	14,192	14,959
2.629% 8/1/34	20,399	21,689
Fannie Mae Relocation 30 yr 5.00% 1/1/34	1,221	1,306
Fannie Mae S.F. 15 yr
2.50% 12/1/27	54,689	56,688
3.00% 3/1/27	755,846	798,953
3.00% 11/1/27	7,893	8,340

4

		Principal amount (U.S. $)	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 15 yr (continued)
	3.50% 7/1/26	$19,782	$21,105
	3.50% 10/1/26	112,936	119,500
	4.00% 11/1/25	227,458	246,792
	Fannie Mae S.F. 15 yr TBA
	2.50% 2/1/28	1,436,000	1,486,709
	3.00% 2/1/28	693,000	727,542
	Fannie Mae S.F. 20 yr
	5.50% 8/1/28	28,816	31,306
	5.50% 12/1/29	3,487	3,788
	Fannie Mae S.F. 30 yr
	4.00% 1/1/41	40,073	42,652
	4.00% 3/1/42	32,002	34,376
	4.00% 1/1/43	109,000	116,048
	4.50% 8/1/41	5,554	5,989
	5.00% 2/1/35	297,549	323,111
	6.00% 8/1/36	21,418	23,435
	6.00% 3/1/37	10,206	11,239
	6.00% 11/1/39	16,756	18,334
	6.00% 7/1/40	29,022	31,755
	6.00% 2/1/41	141,107	155,593
	7.50% 12/1/32	4,676	5,158
	9.50% 4/1/18	385	444
	Fannie Mae S.F. 30 yr TBA
	3.00% 2/1/43	1,038,000	1,071,897
	3.50% 2/1/43	847,000	893,188
	3.50% 3/1/43	850,000	894,227
	4.50% 2/1/43	660,000	708,263
	Freddie Mac 4.50% 1/1/41	38,027	39,628
•	Freddie Mac ARM
	2.358% 4/1/33	4,003	4,037
	2.763% 7/1/36	5,342	5,706
	2.865% 4/1/34	3,475	3,705
	5.024% 8/1/38	134,368	144,779
	Freddie Mac Relocation 15 yr 3.50% 10/1/18	1,442	1,491
	Freddie Mac S.F. 15 yr
	5.00% 4/1/20	6,832	7,327
	5.50% 7/1/24	53,039	57,399

5

Statement of net assets
Delaware Core Bond Fund

		Principal amount (U.S. $)	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Freddie Mac S.F. 30 yr
	4.00% 10/1/40	$22,882	$24,283
	5.50% 7/1/40	238,220	258,165
	6.00% 8/1/38	110,881	122,308
	6.00% 10/1/38	162,778	179,553
	6.00% 5/1/40	202,849	221,346
	GNMA I S.F. 15 yr 7.50% 4/15/13	26	26
	GNMA I S.F. 30 yr 7.50% 2/15/32	1,996	2,432
Total Agency Mortgage-Backed Securities
	(cost $8,957,523)		8,946,571

Commercial Mortgage-Backed Securities – 1.87%
	BAML Commercial Mortgage
	Series 2005-1 A3 4.877% 11/10/42	2,764	2,770
•	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10 A4 5.405% 12/11/40	25,000	27,669
t•	Commercial Mortgage Pass Through Certificates
	Series 2005-C6 A5A 5.116% 6/10/44	30,000	32,794
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.409% 2/15/39	11,110	11,548
•	General Electric Capital Commercial Mortgage
	Series 2005-C4 A2 5.305% 11/10/45	856	856
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A6 5.396% 8/10/38	20,000	21,033
	Series 2005-GG4 A4 4.761% 7/10/39	35,000	37,541
	Series 2005-GG4 A4A 4.751% 7/10/39	105,000	112,704
	•Series 2006-GG6 A4 5.553% 4/10/38	25,000	27,956
	JPMorgan Chase Commercial Mortgage Securities
	•Series 2005-LDP4 A4 4.918% 10/1/42	30,000	32,344
	•Series 2005-LDP5 A4 5.20% 12/15/44	15,000	16,578
	Series 2011-C5 A3 4.171% 8/15/46	45,000	50,919
•	Morgan Stanley Capital I
	Series 2007-T27 A4 5.652% 6/11/42	70,000	81,703
	WF-RBS Commercial Mortgage Trust
	Series 2012-C9 A3 2.87% 11/15/45	35,000	35,530
	Series 2013-C11 A5 3.071% 3/15/45	15,000	15,429
	Series 2013-C11 AS 3.311% 3/15/45	10,000	10,316
Total Commercial Mortgage-Backed Securities
	(cost $476,261)		517,690

6

	Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds – 24.29%
Banking – 4.06%
Abbey National Treasury Services 4.00% 4/27/16	$70,000	$74,517
# Bank Nederlandse Gemeenten 144A
1.375% 9/27/17	34,000	34,123
2.50% 1/23/23	66,000	65,275
Bank of America 2.00% 1/11/18	115,000	114,265
BB&T
5.20% 12/23/15	30,000	33,332
5.25% 11/1/19	101,000	116,450
City National 5.25% 9/15/20	30,000	32,934
Goldman Sachs Group
2.375% 1/22/18	45,000	45,164
3.625% 1/22/23	15,000	15,006
JPMorgan Chase 3.20% 1/25/23	90,000	89,619
PNC Funding 5.125% 2/8/20	170,000	199,957
Santander Holdings USA 4.625% 4/19/16	20,000	21,286
SunTrust Banks 3.60% 4/15/16	20,000	21,403
SVB Financial Group 5.375% 9/15/20	50,000	56,233
US Bancorp 3.15% 3/4/15	55,000	57,854
Wachovia
•0.674% 10/15/16	20,000	19,736
5.625% 10/15/16	35,000	40,239
Zions Bancorp 7.75% 9/23/14	75,000	82,180
		1,119,573
Basic Industry – 1.86%
Cabot
2.55% 1/15/18	75,000	76,801
3.70% 7/15/22	25,000	25,178
CF Industries 6.875% 5/1/18	75,000	91,480
Dow Chemical 8.55% 5/15/19	118,000	159,338
Ecolab 1.45% 12/8/17	20,000	19,873
Georgia-Pacific 8.00% 1/15/24	50,000	69,865
International Paper
6.00% 11/15/41	15,000	17,309
9.375% 5/15/19	5,000	6,833
Lubrizol 5.50% 10/1/14	15,000	16,200
Teck Resources 3.75% 2/1/23	30,000	30,149
		513,026

7

Statement of net assets
Delaware Core Bond Fund

	Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Brokerage – 0.42%
Jefferies Group
5.125% 1/20/23	$20,000	$20,554
5.875% 6/8/14	10,000	10,667
6.45% 6/8/27	15,000	16,350
6.50% 1/20/43	10,000	10,214
Lazard Group 6.85% 6/15/17	50,000	57,378
		115,163
Capital Goods – 0.09%
# ADT 144A 4.125% 6/15/23	20,000	20,329
Precision Castparts 2.50% 1/15/23	5,000	4,887
		25,216
Communications – 2.46%
American Tower 5.90% 11/1/21	65,000	76,654
AT&T 2.625% 12/1/22	35,000	33,919
# CC Holdings GS V 144A 3.849% 4/15/23	10,000	9,991
CenturyLink 5.80% 3/15/22	70,000	73,375
Comcast 4.25% 1/15/33	50,000	48,886
# Crown Castle Towers 144A 4.883% 8/15/20	85,000	96,634
DIRECTV Holdings
3.80% 3/15/22	25,000	25,268
5.15% 3/15/42	20,000	19,300
Interpublic Group
2.25% 11/15/17	20,000	19,850
3.75% 2/15/23	35,000	34,304
Qwest 6.75% 12/1/21	15,000	17,434
Telefonica Emisiones 6.421% 6/20/16	85,000	94,581
Time Warner Cable
8.25% 2/14/14	5,000	5,383
8.25% 4/1/19	45,000	59,564
# Vivendi 144A 6.625% 4/4/18	55,000	64,221
		679,364
Consumer Cyclical – 1.55%
Amazon.com 2.50% 11/29/22	55,000	52,903
CVS Caremark 2.75% 12/1/22	55,000	54,252
Darden Restaurants 3.35% 11/1/22	30,000	28,531
eBay 4.00% 7/15/42	55,000	51,224
Historic TW 6.875% 6/15/18	85,000	105,830
Toyota Motor Credit 2.625% 1/10/23	35,000	34,682

8

		Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Walgreen 3.10% 9/15/22	$55,000	$54,863
	Western Union
	2.875% 12/10/17	5,000	4,986
	3.65% 8/22/18	25,000	25,648
	Wyndham Worldwide 4.25% 3/1/22	15,000	15,548
			428,467
Consumer Non-Cyclical – 2.35%
	Amgen
	3.875% 11/15/21	20,000	21,747
	5.375% 5/15/43	20,000	22,930
	Anheuser-Busch InBev Finance 2.625% 1/17/23	50,000	49,416
	Boston Scientific 6.00% 1/15/20	15,000	17,384
	Brown-Forman 2.25% 1/15/23	100,000	96,862
	Celgene 3.95% 10/15/20	35,000	37,567
	ConAgra Foods 3.20% 1/25/23	40,000	40,134
	Energizer Holdings 4.70% 5/24/22	60,000	63,616
	Express Scripts Holding 2.65% 2/15/17	5,000	5,187
	Kraft Foods Group 5.00% 6/4/42	30,000	32,691
	Newell Rubbermaid 2.05% 12/1/17	15,000	15,029
	Safeway 4.75% 12/1/21	45,000	45,776
	Teva Pharmaceutical Finance 2.95% 12/18/22	20,000	19,847
#	Woolworths 144A 3.15% 4/12/16	25,000	26,176
	Yale University 2.90% 10/15/14	20,000	20,837
	Zimmer Holdings 4.625% 11/30/19	75,000	84,321
#	Zoetis 144A 3.25% 2/1/23	50,000	49,746
			649,266
Electric – 2.02%
	American Electric Power 1.65% 12/15/17	65,000	65,039
	CenterPoint Energy 5.95% 2/1/17	25,000	28,833
	Connecticut Light & Power 2.50% 1/15/23	25,000	24,760
	Great Plains Energy 5.292% 6/15/22	40,000	44,662
•	Integrys Energy Group 6.11% 12/1/66	40,000	42,536
	LG&E & KU Energy
	3.75% 11/15/20	55,000	57,607
	4.375% 10/1/21	30,000	32,622
#	Narragansett Electric 144A 4.17% 12/10/42	20,000	19,600
#	Niagara Mohawk Power 144A 2.721% 11/28/22	25,000	24,410
	PPL Capital Funding 4.20% 6/15/22	10,000	10,587

9

Statement of net assets
Delaware Core Bond Fund

		Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
	PPL Electric Utilities 3.00% 9/15/21	$20,000	$20,754
	SCANA 4.125% 2/1/22	115,000	119,512
•	Wisconsin Energy 6.25% 5/15/67	60,000	65,313
			556,235
Energy – 2.61%
	Chevron 2.355% 12/5/22	25,000	24,557
	Murphy Oil
	2.50% 12/1/17	15,000	15,077
	3.70% 12/1/22	25,000	24,355
	Occidental Petroleum 2.70% 2/15/23	10,000	9,991
	Petrobras International Finance
	3.875% 1/27/16	30,000	31,569
	5.375% 1/27/21	40,000	44,025
#	Petroleos Mexicanos 144A 3.50% 1/30/23	30,000	29,475
	Pride International 6.875% 8/15/20	80,000	100,014
#	Ras Laffan Liquefied Natural Gas III 144A
	5.832% 9/30/16	58,176	63,557
	Talisman Energy 5.50% 5/15/42	70,000	76,154
	Total Capital Canada 2.75% 7/15/23	40,000	40,072
	Transocean
	2.50% 10/15/17	50,000	50,226
	3.80% 10/15/22	25,000	24,818
	5.05% 12/15/16	25,000	27,939
	Weatherford International
	4.50% 4/15/22	40,000	41,037
	9.625% 3/1/19	35,000	45,680
#	Woodside Finance 144A
	8.125% 3/1/14	30,000	32,221
	8.75% 3/1/19	30,000	39,633
			720,400
Financials – 0.75%
	General Electric Capital
	3.10% 1/9/23	20,000	19,797
	4.375% 9/16/20	5,000	5,533
	5.55% 5/4/20	30,000	35,398
	6.00% 8/7/19	120,000	145,337
			206,065

10

		Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Insurance – 2.13%
	American International Group 6.40% 12/15/20	$95,000	$116,495
•	Chubb 6.375% 3/29/67	35,000	38,238
#	Highmark 144A
	4.75% 5/15/21	20,000	19,877
	6.125% 5/15/41	5,000	4,722
#	ING US 144A 5.50% 7/15/22	50,000	54,656
#	Liberty Mutual Group 144A
	4.95% 5/1/22	35,000	38,081
	6.50% 5/1/42	30,000	33,676
	MetLife 6.817% 8/15/18	135,000	168,573
	Prudential Financial
	•5.625% 6/15/43	40,000	41,450
	6.00% 12/1/17	40,000	47,548
	WellPoint 3.30% 1/15/23	25,000	25,080
			588,396
Natural Gas – 1.79%
	Energy Transfer Partners
	3.60% 2/1/23	30,000	29,726
	9.70% 3/15/19	18,000	24,343
	Enterprise Products Operating 9.75% 1/31/14	70,000	76,050
	Kinder Morgan Energy Partners 9.00% 2/1/19	50,000	66,505
	NiSource Finance 5.25% 2/15/43	45,000	47,523
	ONEOK Partners 2.00% 10/1/17	60,000	60,541
	Plains All American Pipeline 8.75% 5/1/19	45,000	60,788
	Sempra Energy 2.875% 10/1/22	30,000	29,538
	Southern Natural Gas 4.40% 6/15/21	20,000	21,915
	Sunoco Logistics Partners Operations 3.45% 1/15/23	20,000	19,784
•	TransCanada Pipelines 6.35% 5/15/67	55,000	58,682
			495,395
Real Estate – 0.89%
	Brandywine Operating Partnership 4.95% 4/15/18	30,000	33,193
	Digital Realty Trust
	5.25% 3/15/21	40,000	44,427
	5.875% 2/1/20	35,000	39,974
	Mack-Cali Realty 4.50% 4/18/22	30,000	31,762
	Regency Centers
	4.80% 4/15/21	15,000	16,423
	5.875% 6/15/17	14,000	16,092

11

Statement of net assets
Delaware Core Bond Fund

		Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
#	WEA Finance 144A
	3.375% 10/3/22	$25,000	$25,236
	4.625% 5/10/21	35,000	38,753
			245,860
Technology – 0.98%
	Intel 2.70% 12/15/22	30,000	29,336
	Microsoft 2.125% 11/15/22	30,000	29,080
	National Semiconductor 6.60% 6/15/17	50,000	61,230
	NetApp
	2.00% 12/15/17	20,000	19,966
	3.25% 12/15/22	20,000	19,504
#	Seagate Technology International 144A
	10.00% 5/1/14	25,000	26,875
	Symantec 4.20% 9/15/20	20,000	20,969
	Xerox 6.35% 5/15/18	55,000	63,704
			270,664
Transportation – 0.33%
#	ERAC USA Finance 144A 3.30% 10/15/22	30,000	29,839
#	Penske Truck Leasing 144A
	3.375% 3/15/18	15,000	15,381
	4.875% 7/11/22	45,000	45,731
			90,951
Total Corporate Bonds (cost $6,355,452)			6,704,041

Non-Agency Asset-Backed Securities – 3.68%
•	Ally Master Owner Trust
	Series 2011-1 A1 1.076% 1/15/16	100,000	100,600
•	American Express Credit Account Master Trust
	Series 2011-1 A 0.376% 4/17/17	100,000	100,215
	Series 2012-4 A 0.446% 5/15/20	125,000	125,414
	Bank of America Auto Trust
	Series 2012-1 A3 0.78% 6/15/16	70,000	70,278
	BMW Vehicle Lease Trust
	Series 2012-1 A3 0.75% 2/20/15	90,000	90,276
•	Capital One Multi-Asset Execution Trust
	Series 2004-A1 A1 0.416% 12/15/16	80,000	80,127
•	Chase Issuance Trust
	Series 2012-A9 A9 0.356% 10/16/17	115,000	115,000

12

	Principal amount (U.S. $)	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
• Citibank Credit Card Issuance Trust
Series 2008-A6 A6 1.405% 5/22/17	$115,000	$117,889
John Deere Owner Trust
Series 2011-A A4 1.96% 4/16/18	35,000	35,717
Mid-State Trust Series 11 A1 4.864% 7/15/38	23,645	24,386
#• Volkswagen Credit Auto Master Trust
Series 2011-1A Note 144A 0.885% 9/20/16	120,000	120,827
World Omni Automobile Lease Securitization Trust
Series 2012-A A3 0.93% 11/16/15	35,000	35,197
Total Non-Agency Asset-Backed Securities
(cost $1,011,242)		1,015,926

ΔRegional Bonds – 0.44%
Canada – 0.44%
Province of British Columbia 2.00% 10/23/22	60,000	58,288
Province of Manitoba 2.10% 9/6/22	65,000	63,724
Total Regional Bonds (cost $124,793)		122,012

U.S. Treasury Obligations – 25.36%
U.S. Treasury Bond
2.75% 8/15/42	1,145,000	1,054,653
U.S. Treasury Notes
0.75% 12/31/17	2,100,000	2,089,009
0.875% 1/31/18	1,480,000	1,479,769
1.625% 11/15/22	2,455,000	2,377,129
Total U.S. Treasury Obligations (cost $7,149,492)		7,000,560

	Number of shares
Preferred Stock – 0.28%
Alabama Power 5.625%	825	21,112
BB&T 5.85%	775	20,026
• PNC Financial Services Group 8.25%	35,000	35,597
Total Preferred Stock (cost $69,852)		76,735

13

Statement of net assets
Delaware Core Bond Fund

	Principal amount (U.S. $)	Value (U.S. $)
Short-Term Investments – 31.58%
≠Discount Notes – 3.56%
Federal Home Loan Bank
0.12% 4/2/13	$32,294	$32,292
0.125% 3/6/13	654,099	654,093
0.13% 2/6/13	242,160	242,160
0.135% 2/15/13	53,275	53,275
		981,820
Repurchase Agreements – 25.12%
Bank of America 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price
$2,494,944 (collateralized by U.S. Government
obligations 1.25%-2.125% 4/15/14-12/31/15;
market value $2,544,834)	2,494,936	2,494,936
BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price
$4,439,079 (collateralized by U.S. Government
obligations 0.25%-4.25% 12/15/13-8/15/21;
market value $4,527,846)	4,439,064	4,439,064
		6,934,000
≠U.S. Treasury Bills – 2.90%
0.04% 3/21/13	593,955	593,925
0.04% 3/28/13	205,871	205,858
		799,783
Total Short-Term Investments (cost $8,715,521)		8,715,603

Total Value of Securities – 122.66%
(cost $33,591,472)		33,856,815
Liabilities Net of Receivables and
Other Assets – (22.66%)		(6,255,127)
Net Assets Applicable to 2,575,065
Shares Outstanding – 100.00%		$27,601,688

14

Net Asset Value – Delaware Core Bond Fund
Class A ($3,155,915 / 296,512 Shares)	$10.64
Net Asset Value – Delaware Core Bond Fund
Class C ($1,230,783 / 115,206 Shares)	$10.68
Net Asset Value – Delaware Core Bond Fund
Class R ($2,412 / 226 Shares)	$10.67
Net Asset Value – Delaware Core Bond Fund
Institutional Class ($23,212,578 / 2,163,121 Shares)	$10.73

Components of Net Assets at January 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$27,310,824
Undistributed net investment income	6,685
Accumulated net realized gain on investments	18,838
Net unrealized appreciation of investments	265,341
Total net assets	$27,601,688

•	Variable rate security. The rate shown is the rate as of January 31, 2013. Interest rates reset periodically.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2013, the aggregate value of Rule 144A securities was $1,029,045 which represented 3.73% of the Fund’s net assets. See Note 10 in “Notes to Financial Statements.”
Δ	Securities have been classified by country of origin.
≠	The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
BAML — Bank of America Merrill Lynch
GNMA — Government National Mortgage Association
NCUA — National Credit Union Administration
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year

15

Statement of net assets
Delaware Core Bond Fund

Net Asset Value and Offering Price Per Share –
Delaware Core Bond Fund
Net asset value Class A (A)	$10.64
Sales charge (4.50% of offering price) (B)	0.50
Offering price	$11.14

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

16

Statement of assets and liabilities
Delaware Core Bond Fund	January 31, 2013 (Unaudited)

Assets:
Investments, at value	$25,141,212
Short-term investments, at value	8,715,603
Cash	4,711
Receivable for fund shares sold	10,000
Receivable for securities sold	2,090,935
Dividends and interest receivable	121,019
Total assets	36,083,480

Liabilities:
Payable for securities purchased	8,284,900
Distributions payable	9,477
Payable for fund shares redeemed	178,656
Due to manager and affiliates	6,039
Other accrued expenses	2,720
Total liabilities	8,481,792

Total Net Assets	$27,601,688

Investments, at cost	$24,875,951
Short-term investments, at cost	8,715,521

See accompanying notes, which are an integral part of the financial statements.

18

Statement of operations
Delaware Core Bond Fund	Six months ended January 31, 2013 (Unaudited)

Investment Income:
Interest	244,565
Dividends	2,853	$247,418

Expenses:
Management fees	71,750
Registration fees	30,668
Distribution expense – Class A	4,679
Distribution expense – Class C	6,632
Distribution expense – Class R	7
Reports and statements to shareholders	10,254
Audit and tax	7,961
Dividend disbursing and transfer agent fees and expenses	7,171
Pricing fees	5,980
Accounting and administration expenses	5,575
Dues and services	4,383
Custodian fees	2,292
Legal fees	944
Trustees’ fees	634
Insurance fees	238
Consulting fees	199
Trustees’ expenses	55	159,422
Less fees waived		(54,881)
Less waived distribution expenses – Class A		(780)
Less waived distribution expenses – Class R		(1)
Less expense paid indirectly		(6)
Total operating expenses		103,754
Net Investment Income		143,664

Net Realized and Unrealized Gain (Loss)
Net realized gain on investments		356,324
Net change in unrealized appreciation (depreciation) of investments		(572,438)
Net Realized and Unrealized Loss		(216,114)

Net Decrease in Net Assets Resulting from Operations		$(72,450)

See accompanying notes, which are an integral part of the financial statements.

19

Statements of changes in net assets
Delaware Core Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$143,664	$399,594
Net realized gain	356,324	1,603,187
Net change in unrealized appreciation (depreciation)	(572,438)	180,715
Net increase (decrease) in net assets
resulting from operations	(72,450)	2,183,496

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(25,827)	(90,411)
Class C	(6,171)	(11,729)
Class R	(18)	(38)
Institutional Class	(232,631)	(461,665)

Net realized gain:
Class A	(105,982)	(169,117)
Class C	(46,744)	(39,070)
Class R	(79)	(79)
Institutional Class	(732,994)	(637,452)
	(1,150,446)	(1,409,561)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,063,853	2,392,535
Class C	700,710	1,824,268
Institutional Class	6,924,742	7,615,735

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	130,766	255,371
Class C	45,548	37,480
Class R	97	117
Institutional Class	908,877	1,026,812
	9,774,593	13,152,318

20

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(912,782)	$(4,066,084)
Class C	(935,725)	(741,514)
Institutional Class	(8,544,645)	(5,722,133)
	(10,393,152)	(10,529,731)
Increase (decrease) in net assets derived
from capital share transactions	(618,559)	2,622,587
Net Increase (Decrease) in Net Assets	(1,841,455)	3,396,522

Net Assets:
Beginning of period	29,443,143	26,046,621
End of period (including undistributed net investment
income of $6,685 and $6,547, respectively)	$27,601,688	$29,443,143

See accompanying notes, which are an integral part of the financial statements.

21

Financial highlights
Delaware Core Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 During the period ended July 31, 2010, the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 Effective September 30, 2009, the Fund received all of the assets and liabilities of the Delaware Pooled® Trust – The Intermediate Fixed Income Portfolio (the Portfolio). The Class A shares financial highlights for the periods prior to September 30, 2009 reflect the performance of the Institutional Class shares of the Portfolio. Fees paid by Portfolio were less than Class A share fees, and performance would have been lower if Class A fees were paid.

See accompanying notes, which are an integral part of the financial statements.

22

Six Months Ended	Year Ended		11/1/09	Year Ended
1/31/13[1]	7/31/12	7/31/11	to	10/31/09[3]	10/31/08[3]	10/31/07[3]
(Unaudited)			7/31/10[2]
$11.150	$10.890	$10.750	$10.370	$9.200	$9.880	$9.940

0.046	0.140	0.199	0.159	0.445	0.460	0.457
(0.097)	0.707	0.274	0.434	1.195	(0.643)	(0.014)
(0.051)	0.847	0.473	0.593	1.640	(0.183)	0.443

(0.093)	(0.205)	(0.249)	(0.213)	(0.470)	(0.497)	(0.503)
(0.366)	(0.382)	(0.084)	—	—	—	—
(0.459)	(0.587)	(0.333)	(0.213)	(0.470)	(0.497)	(0.503)

$10.640	$11.150	$10.890	$10.750	$10.370	$9.200	$9.880

(0.49% )	8.03%	4.49%	5.89%	18.29%	(2.07% )	4.68%

$3,156	$3,021	$4,348	$4,022	$6,346	$6,757	$13,791
0.90%	0.90%	0.90%	0.90%	0.70%	0.39%	0.39%

1.33%	1.34%	1.46%	2.25%	1.60%	1.12%	0.66%
0.82%	1.27%	1.86%	2.04%	4.35%	4.66%	4.61%

0.39%	0.83%	1.30%	0.69%	3.45%	3.93%	4.33%
237%	517%	503%	528%	346%	391%	251%

4 The average shares outstanding method has been applied for per share information.
5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

 23

Financial highlights
Delaware Core Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 During the period ended July 31, 2010, the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
4 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

24

Six Months Ended	Year Ended		11/1/09	9/30/09[3]
1/31/13[1]	7/31/12	7/31/11	to	to
(Unaudited)			7/31/10[2]	10/31/09
$11.190	$10.930	$10.790	$10.370	$10.310

0.004	0.058	0.120	0.103	0.030
(0.097)	0.707	0.273	0.469	0.059
(0.093)	0.765	0.393	0.572	0.089

(0.051)	(0.123)	(0.169)	(0.152)	(0.029)
(0.366)	(0.382)	(0.084)	—	—
(0.417)	(0.505)	(0.253)	(0.152)	(0.029)

$10.680	$11.190	$10.930	$10.790	$10.370

(0.86% )	7.20%	3.70%	5.67%	0.86%

$1,231	$1,483	$347	$145	$2
1.65%	1.65%	1.65%	1.65%	1.65%
2.03%	2.04%	2.16%	2.95%	5.32%
0.07%	0.52%	1.11%	1.29%	3.33%

(0.31% )	0.13%	0.60%	(0.01% )	(0.34% )
237%	517%	503%	528%	346% [6]

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

6 Portfolio turnover is representative of the Fund for the entire year.

 25

Financial highlights
Delaware Core Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 During the period ended July 31, 2010, the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
4 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

26

Six Months Ended	Year Ended			11/1/09	9/30/09[3]
1/31/13[1]	7/31/12	7/31/11		to	to
(Unaudited)				7/31/10[2]	10/31/09
$11.170	$10.920	$10.830		$10.370	$10.310

0.032	0.113	0.174		0.141	0.035
(0.089)	0.700	0.226	[5]	0.510	0.059
(0.057)	0.813	0.400	[5]	0.651	0.094

(0.077)	(0.181)	(0.226)		(0.191)	(0.034)
(0.366)	(0.382)	(0.084)		—	—
(0.443)	(0.563)	(0.310)		(0.191)	(0.034)

$10.670	$11.170	$10.920	[5]	$10.830	$10.370

(0.54% )	7.68%	3.76%	[5]	6.44%	0.90%

$2	$2	$2		$2	$2
1.15%	1.15%	1.15%		1.15%	1.15%
1.63%	1.64%	1.76%		2.55%	4.92%
0.57%	1.02%	1.61%		1.79%	3.83%

0.09%	0.53%	1.00%		0.39%	0.06%
237%	517%	503%		528%	346% [7]

5 Includes adjustments from the period ending July 31, 2010 in the amount of $13 (or $0.063 per share) which impacted total return by -0.59%. The adjustment is to correct a misallocation of distributions among share classes which had no impact on distribution amounts reported and paid to shareholders.

6 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

7 Portfolio turnover is representative of the Fund for the entire year.

27

Financial highlights
Delaware Core Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 During the period ended July 31, 2010, the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
4 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements

28

Six Months Ended	Year Ended		11/1/09	9/30/09[3]
1/31/13[1]	7/31/12	7/31/11	to	to
(Unaudited)			7/31/10[2]	10/31/09
$11.240	$10.980	$10.830	$10.370	$10.310

0.060	0.168	0.227	0.181	0.039
(0.097)	0.708	0.285	0.512	0.060
(0.037)	0.876	0.512	0.693	0.099

(0.107)	(0.234)	(0.278)	(0.233)	(0.039)
(0.366)	(0.382)	(0.084)	—	—
(0.473)	(0.616)	(0.362)	(0.233)	(0.039)

$10.730	$11.240	$10.980	$10.830	$10.370

(0.35% )	8.25%	4.83%	6.76%	0.96%

$23,213	$24,937	$21,350	$15,895	$2
0.65%	0.65%	0.65%	0.65%	0.65%
1.03%	1.04%	1.16%	1.95%	4.32%
1.07%	1.52%	2.11%	2.29%	4.33%

0.69%	1.13%	1.60%	0.99%	0.66%
237%	517%	503%	528%	346% [6]

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

6 Portfolio turnover is representative of the Fund for the entire year.

29

Notes to financial statements
Delaware Core Bond Fund	January 31, 2013 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Core Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. Options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern

30

time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (October 31, 2009 – July 31, 2012) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

To Be Announced Trades (TBA) — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

31

Notes to financial statements
Delaware Core Bond Fund

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended January 31, 2013, the Fund earned $6 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

32

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure the annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, non-routine expenses)), do not exceed 0.65% of average daily net assets of the Fund through November 28, 2013. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended January 31, 2013, the Fund was charged $698 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fee through November 28, 2013 to no more than 0.25% and 0.50%, respectively, of the classes’ average daily net assets.

At January 31, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$3,225
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	630
Distribution fees payable to DDLP	1,744
Other expenses payable to DMC and affiliates*	440

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

33

Notes to financial statements
Delaware Core Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2013, the Fund was charged $402 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2013, DDLP earned $1,192 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2013, the Fund made purchases of $35,080,951 and sales of $37,291,516 investment securities other than U.S. government securities and short-term investments. For the year ended January 31, 2013, the Fund made purchases of $29,667,768 and sales of $30,132,136 of long-term U.S. government securities.

At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments was $33,715,255. At January 31, 2013, the net unrealized appreciation was $141,560, of which $415,050 related to unrealized appreciation of investments and $273,490 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

34

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$11,212,119	$25,745	$11,237,864
Corporate Debt	—	6,704,041	—	6,704,041
Foreign Debt	—	122,012	—	122,012
Short-Term Investments	—	8,715,603	—	8,715,603
Preferred Stock	41,138	35,597	—	76,735
U.S. Treasury Obligations	—	7,000,560	—	7,000,560
Total	$41,138	$33,789,932	$25,745	$33,856,815

During the six months ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

35

Notes to financial statements
Delaware Core Bond Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2013 and year ended July 31, 2012 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/13*	7/31/12
Ordinary income	$1,046,377	$1,354,213
Long-term capital gain	104,069	55,348
	$1,150,446	$1,409,561

*Tax information for the six months ended January 31, 2013 is an estimate and the tax character of dividends and distributions may be redesigned at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2013, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$27,310,824
Undistributed ordinary income	74,343
Undistributed long-term capital gains	89,672
Distributions payable	(9,477)
Other temporary differences	(10,181)
Unrealized appreciation	146,507
Net assets	$27,601,688

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, straddles, tax treatment of distribution payable and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to market discount and premium on certain debt instruments and paydowns of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2013, the Fund recorded the following reclassifications.

Undistributed net investment income	$121,121
Accumulated net realized loss	(121,121)

36

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
Shares Sold:
Class A	97,093	218,268
Class C	63,126	165,321
Institutional Class	620,325	694,459

Shares issued upon reinvestment of dividends and distributions:
Class A	12,125	23,665
Class C	4,214	3,469
Class R	9	11
Institutional Class	83,496	94,161
	880,388	1,199,354
Shares redeemed:
Class A	(83,715)	(370,021)
Class C	(84,686)	(67,983)
Institutional Class	(759,800)	(513,869)
	(928,201)	(951,873)
Net increase (decrease)	(47,813)	247,481

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on November 13, 2012.

On November 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on November 12, 2013. The Fund had no amounts outstanding as of January 31, 2013 or at any time during the period then ended.

37

Notes to financial statements
Delaware Core Bond Fund

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Options Contracts — During the six months ended January 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to reduced counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written for the six months ended January 31, 2013.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended January 31, 2013.

Long
Derivative
Volume
Options contracts (average notional value)	$1,807

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral

38

plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the six months ended January 31, 2013, the Fund had no securities out on loan.

39

Notes to financial statements
Delaware Core Bond Fund

10. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

40

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware Core Bond Fund

Board consideration of Delaware Core Bond Fund investment advisory agreement

At a meeting held on August 21-23, 2012 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Core Bond Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce

42

overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate investment-grade debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the third quartile and the Fund’s total return for the five- and ten-year periods was in the second quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with

43

Other Fund information
(Unaudited)
Delaware Core Bond Fund

Board consideration of Delaware Core Bond Fund investment advisory agreement (continued)

those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its contractual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

44

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Vice Chairman
PNC Financial Service Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Core Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

46

Semiannual report Delaware Diversified Floating Rate Fund January 31, 2013 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Diversified Floating Rate Fund at delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Diversified Floating Rate Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation	3
Statement of net assets	5
Statement of operations	28
Statements of changes in net assets	30
Financial highlights	32
Notes to financial statements	40
Other Fund information	56
About the organization	60

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from August 1, 2012 to January 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2012 to January 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Diversified Floating Rate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/12	1/31/13	Expense Ratio	8/1/12 to 1/31/13*
Actual Fund return†
Class A	$1,000.00	$1,023.60	1.01%	$5.15
Class C	1,000.00	1,018.60	1.76%	8.95
Class R	1,000.00	1,021.20	1.26%	6.42
Institutional Class	1,000.00	1,023.80	0.76%	3.88
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.11	1.01%	$5.14
Class C	1,000.00	1,016.33	1.76%	8.94
Class R	1,000.00	1,018.85	1.26%	6.41
Institutional Class	1,000.00	1,021.37	0.76%	3.87

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type/sector allocation
Delaware Diversified Floating Rate Fund	As of January 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.81%
Agency Mortgage-Backed Securities	0.03%
Commercial Mortgage-Backed Securities	0.60%
Convertible Bonds	0.95%
Corporate Bonds	53.89%
Advertising	0.16%
Aerospace & Defense	0.47%
Auto Manufacturers	0.89%
Auto Parts & Equipment	0.78%
Banking	11.74%
Basic Industry	0.12%
Beverages	0.87%
Building & Materials	0.36%
Chemicals	1.79%
Commercial Services	0.57%
Diversified Financial Services	7.65%
Electric	4.20%
Electrical Components & Equipment	0.14%
Electronics	1.30%
Food	2.39%
Forest Products & Paper	0.22%
Gas	0.55%
Healthcare Products	0.02%
Healthcare Services	0.88%
Housewares	0.05%
Insurance	2.70%
Internet	0.53%
Leisure Time	0.19%
Media	1.12%
Mining	0.48%
Miscellaneous Manufacturing	1.29%
Oil & Gas	4.98%
Pharmaceuticals	1.11%
Pipelines	1.18%
Real Estate	0.62%

3

Security type/sector allocation

Security type/sector	Percentage of net assets
Corporate Bonds (continued)
Retail	0.82%
Technology	0.91%
Telecommunications	2.48%
Trucking & Leasing	0.33%
Municipal Bonds	1.50%
Non-Agency Asset-Backed Securities	6.12%
Regional Bond	0.10%
Senior Secured Loans	30.83%
Sovereign Bonds	1.53%
Supranational Bank	0.07%
U.S. Treasury Obligation	0.01%
Preferred Stock	0.13%
Short-Term Investments	7.31%
Total Value of Securities	103.88%
Liabilities Net of Receivables and Other Assets	(3.88%)
Total Net Assets	100.00%

4

Statement of net assets
Delaware Diversified Floating Rate Fund	January 31, 2013 (Unaudited)

	Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations – 0.81%
• Fannie Mae REMICs
Series 2004-36 FA 0.604% 5/25/34	USD	78,909	$79,307
Series 2005-66 FD 0.504% 7/25/35		93,292	93,336
Series 2005-106 QF 0.714% 12/25/35		558,436	563,267
Series 2006-105 FB 0.624% 11/25/36		109,142	109,726
Series 2007-109 NF 0.754% 12/25/37		42,440	42,881
• Freddie Mac REMICs
Series 3067 FA 0.556% 11/15/35		190,035	190,606
Series 3239 EF 0.556% 11/15/36		171,717	172,181
Series 3241 FM 0.586% 11/15/36		23,022	23,109
Series 3780 LF 0.606% 3/15/29		33,101	33,146
Total Agency Collateralized Mortgage Obligations
(cost $1,295,003)			1,307,559

Agency Mortgage-Backed Securities – 0.03%
Fannie Mae S.F. 20 yr 5.50% 12/1/29		12,204	13,258
• Freddie Mac ARM 2.375% 2/1/35		26,770	28,361
Total Agency Mortgage-Backed Securities
(cost $41,691)			41,619

Commercial Mortgage-Backed Securities – 0.60%
•# American Tower Trust
Series 2007-1A AFL 144A 0.396% 4/15/37		625,000	623,965
JPMorgan Chase Commercial Mortgage Securities
Series 2011-C5 A3 4.171% 8/15/46		165,000	186,701
# VNO Mortgage Trust
Series 2012-6AVE A 144A 2.996% 11/15/30		155,000	157,290
Total Commercial Mortgage-Backed Securities
(cost $952,729)			967,956

Convertible Bonds – 0.95%
L-3 Communications Holdings 3.00% exercise price
$91.21, expiration date 8/1/35		310,000	315,619
Linear Technology 3.00% exercise price $42.07,
expiration date 4/30/27		205,000	218,709
Live Nation Entertainment 2.875% exercise price
$27.14, expiration date 7/14/27		334,000	334,835
Mylan 3.75% exercise price $13.32,
expiration date 9/15/15		19,000	41,539

5

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
	NuVasive 2.75% exercise price $42.13,
	expiration date 6/30/17	USD	200,000	$187,500
	PHH 4.00% exercise price $25.80,
	expiration date 8/27/14		365,000	405,377
	SanDisk 1.50% exercise price $52.37,
	expiration date 8/11/17		14,000	17,509
	Steel Dynamics 5.125% exercise price $17.29,
	expiration date 6/15/14		18,000	20,273
Total Convertible Bonds (cost $1,412,097)				1,541,361

Corporate Bonds – 53.89%
Advertising – 0.16%
	Interpublic Group
	3.75% 2/15/23		105,000	102,913
	4.00% 3/15/22		150,000	152,056
				254,969
Aerospace & Defense – 0.47%
•	United Technologies 0.811% 6/1/15		750,000	757,460
				757,460
Auto Manufacturers – 0.89%
•#	Daimler Finance North America 144A
	0.905% 1/9/15		350,000	350,041
	1.51% 9/13/13		690,000	693,676
•#	Volkswagen International Finance 144A 1.06% 3/21/14		400,000	402,046
				1,445,763
Auto Parts & Equipment – 0.78%
	Delphi 6.125% 5/15/21		265,000	292,825
•	Johnson Controls 0.723% 2/4/14		974,000	976,761
				1,269,586
Banking – 11.74%
•	Abbey National Treasury Services 1.881% 4/25/14		785,000	790,300
•#	Australia & New Zealand Banking Group 144A
	1.045% 1/10/14		350,000	352,188
	Banco do Brasil 3.875% 10/10/22		200,000	198,500
#	Banco Santander Mexico 144A 4.125% 11/9/22		300,000	303,750
	Bancolombia 5.125% 9/11/22		117,000	121,680
#	Bank Nederlandse Gemeenten 144A 2.50% 1/23/23		326,000	322,417

6

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Bank of America
	• 0.565% 10/14/16	USD	575,000	$560,701
	• 1.722% 1/30/14		180,000	181,758
	2.00% 1/11/18		360,000	357,700
•	Bank of Montreal 0.771% 4/29/14		625,000	628,154
	Barclays Bank 7.625% 11/21/22		400,000	395,500
	BBVA U.S. Senior 4.664% 10/9/15		200,000	206,539
•	Branch Banking & Trust
	0.612% 5/23/17		750,000	737,267
	0.63% 9/13/16		775,000	769,096
#	Caixa Economica Federal 144A 2.375% 11/6/17		300,000	294,750
•	Capital One Financial
	0.953% 11/6/15		300,000	300,857
	1.454% 7/15/14		565,000	570,907
•#	CoBank 144A 0.908% 6/15/22		75,000	67,701
•	Fifth Third Bank 0.421% 5/17/13		700,000	699,288
•	Fifth Third Capital Trust IV 6.50% 4/15/37		50,000	50,125
	Goldman Sachs Group
	2.375% 1/22/18		615,000	617,236
	3.625% 1/22/23		80,000	80,032
#	HSBC Bank 144A 4.75% 1/19/21		330,000	377,375
	JPMorgan Chase
	• 0.64% 6/13/16		650,000	638,481
	• 1.201% 1/25/18		250,000	251,391
	3.20% 1/25/23		700,000	697,035
	# 144A 6.00% 3/14/13	BRL	25,000	339,528
•#	National Australia Bank 144A 1.025% 4/11/14	USD	990,000	996,699
•	National City Bank 0.681% 6/7/17		500,000	489,335
•	PNC Funding 0.501% 1/31/14		685,000	686,054
	Regions Financial 5.75% 6/15/15		140,000	152,600
	Santander Holdings USA 3.00% 9/24/15		350,000	358,621
#	Sberbank 144A 6.125% 2/7/22		200,000	228,758
#	Standard Chartered 144A
	• 1.26% 5/12/14		500,000	501,623
	3.95% 1/11/23		205,000	202,342
•	SunTrust Banks 0.602% 8/24/15		985,000	964,466
#	Turkiye Halk Bankasi 144A 3.875% 2/5/20		200,000	196,944
•	U.S. Bank 0.585% 10/14/14		920,000	921,727
•	USB Capital IX 3.50% 10/29/49		440,000	404,800

7

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
•	Wachovia
	0.578% 6/15/17	USD	300,000	$295,004
	0.674% 10/15/16		1,005,000	991,729
•	Wells Fargo Bank 0.52% 5/16/16		365,000	358,962
	Zions Bancorp 4.50% 3/27/17		315,000	330,877
				18,990,797
Basic Industry – 0.12%
#	Samarco Mineracao 144A 4.125% 11/1/22		200,000	199,900
				199,900
Beverages – 0.87%
#	Anadolu Efes Biracilik Ve Malt Sanayii 144A
	3.375% 11/1/22		200,000	192,750
•	Anheuser-Busch InBev Worldwide 0.665% 7/14/14		350,000	351,351
•	Coca-Cola Enterprises 0.611% 2/18/14		550,000	550,883
#	Pernod-Ricard 144A
	2.95% 1/15/17		150,000	156,826
	4.25% 7/15/22		150,000	161,354
				1,413,164
Building & Materials – 0.36%
#	Cemex SAB 144A
	• 5.311% 9/30/15		175,000	177,844
	9.50% 6/15/18		200,000	225,750
	Precision Castparts 1.25% 1/15/18		180,000	179,252
				582,846
Chemicals – 1.79%
	Cabot 2.55% 1/15/18		190,000	194,561
	CF Industries 7.125% 5/1/20		250,000	313,492
	Dow Chemical 8.55% 5/15/19		140,000	189,045
•	duPont (E.I.) deNemours 0.73% 3/25/14		920,000	924,354
	Ecolab 1.45% 12/8/17		755,000	750,194
	LyondellBasell Industries 5.75% 4/15/24		270,000	313,875
#	Mexichem SAB 144A 4.875% 9/19/22		200,000	211,250
				2,896,771
Commercial Services – 0.57%
#	ADT 144A 4.125% 6/15/23		105,000	106,730
#	Korea Expressway 144A 1.875% 10/22/17		200,000	199,271

8

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Commercial Services (continued)
	Western Union
	•0.891% 3/7/13	USD	475,000	$475,222
	2.875% 12/10/17		145,000	144,593
				925,816
Diversified Financial Services – 7.65%
•#	American Honda Finance 144A
	0.53% 11/3/14		890,000	892,261
	0.708% 6/18/14		250,000	250,825
#	Banco BTG Pactual 144A 4.00% 1/16/20		200,000	193,500
•	Bear Stearns 3.41% 4/24/14	AUD	100,000	103,664
•	Caterpillar Financial Services 0.472% 2/22/13	USD	250,000	250,039
#	CDP Financial 144A 4.40% 11/25/19		250,000	286,503
#	Crown Castle Towers 144A 4.883% 8/15/20		685,000	778,750
#	ERAC USA Finance 144A
	3.30% 10/15/22		200,000	198,929
	5.25% 10/1/20		120,000	136,843
	Ford Motor Credit 3.00% 6/12/17		310,000	316,774
	General Electric Capital
	•1.31% 9/23/13		168,000	168,873
	3.10% 1/9/23		90,000	89,087
	#144A 3.80% 6/18/19		250,000	266,939
	5.55% 5/4/20		680,000	802,346
	•7.125% 12/15/49		600,000	690,811
#	Hutchison Whampoa International 12 II 144A
	2.00% 11/8/17		455,000	452,816
#	Hyundai Capital America 144A 4.00% 6/8/17		310,000	333,018
	International Lease Finance 6.25% 5/15/19		360,000	399,600
	Jefferies Group 5.125% 1/20/23		875,000	899,245
•	John Deere Capital
	0.405% 10/8/14		1,500,000	1,501,243
	0.451% 4/25/14		500,000	500,762
•#	MassMutual Global Funding II 144A 0.81% 9/27/13		300,000	301,046
•	PACCAR Financial 0.561% 6/5/14		670,000	671,486
#	Temasek Financial I 144A 2.375% 1/23/23		250,000	240,904
	Toyota Motor Credit
	•0.472% 1/23/15		1,220,000	1,220,124
	2.625% 1/10/23		170,000	168,455
•#	USB Realty 144A 1.451% 12/22/49		300,000	262,500
				12,377,343

9

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric – 4.20%
	Ameren Illinois 9.75% 11/15/18	USD	165,000	$226,970
•	Appalachian Power 0.685% 8/16/13		1,265,000	1,266,859
#	APT Pipelines 144A 3.875% 10/11/22		85,000	83,081
	Connecticut Light & Power 2.50% 1/15/23		70,000	69,329
•	DTE Energy 1.011% 6/3/13		1,000,000	1,001,490
•#	Electricite de France 144A 5.25% 12/29/49		515,000	504,937
	Entergy Mississippi 3.10% 7/1/23		790,000	775,463
•	Georgia Power 0.628% 3/15/13		342,000	342,037
	Great Plains Energy 5.292% 6/15/22		155,000	173,066
•	Integrys Energy Group 6.11% 12/1/66		190,000	202,047
	LG&E & KU Energy 3.75% 11/15/20		350,000	366,591
•	NextEra Energy Capital Holdings 6.35% 10/1/66		190,000	203,466
#	Niagara Mohawk Power 144A 2.721% 11/28/22		125,000	122,051
•	Northeast Utilities 1.059% 9/20/13		400,000	401,802
•	PPL Capital Funding 6.70% 3/30/67		115,000	122,586
	SCANA 4.125% 2/1/22		305,000	316,965
•	Southern California Edison 0.758% 9/15/14		440,000	442,732
•	Wisconsin Energy 6.25% 5/15/67		155,000	168,721
				6,790,193
Electrical Components & Equipment – 0.14%
	Energizer Holdings 4.70% 5/24/22		215,000	227,956
				227,956
Electronics – 1.30%
	Intel 2.70% 12/15/22		320,000	312,922
	National Semiconductor 6.60% 6/15/17		310,000	379,626
#	Samsung Electronics America 144A 1.75% 4/10/17		500,000	504,698
•	Texas Instruments 0.49% 5/15/13		900,000	900,688
				2,097,934
Food – 2.39%
#	Brasil Foods 144A 5.875% 6/6/22		200,000	221,500
•	Campbell Soup 0.613% 8/1/14		1,030,000	1,033,746
	ConAgra Foods 3.20% 1/25/23		200,000	200,668
#	ESAL 144A 6.25% 2/5/23		200,000	195,250
•	General Mills
	0.601% 1/29/16		770,000	771,256
	0.66% 5/16/14		780,000	782,658

10

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Food (continued)
	Ingredion 1.80% 9/25/17	USD	500,000	$499,177
	Safeway 4.75% 12/1/21		155,000	157,674
				3,861,929
Forest Products & Paper – 0.22%
	Georgia-Pacific 8.00% 1/15/24		250,000	349,325
				349,325
Gas – 0.55%
	CenterPoint Energy 6.50% 5/1/18		150,000	181,853
•	Sempra Energy 1.068% 3/15/14		700,000	703,523
				885,376
Healthcare Products – 0.02%
•	Universal Hospital Services 3.902% 6/1/15		35,000	34,891
				34,891
Healthcare Services – 0.88%
•	Quest Diagnostics 1.16% 3/24/14		1,115,000	1,121,637
•	Select Medical Holdings 6.429% 9/15/15		50,000	49,938
	WellPoint 3.30% 1/15/23		245,000	245,784
				1,417,359
Housewares – 0.05%
	Newell Rubbermaid 2.05% 12/1/17		75,000	75,147
				75,147
Insurance – 2.70%
	American International Group 8.25% 8/15/18		300,000	390,307
•	Berkshire Hathaway Finance 0.635% 1/10/14		820,000	822,840
•	Chubb 6.375% 3/29/67		260,000	284,050
#	ING US 144A 5.50% 7/15/22		185,000	202,228
#	Liberty Mutual Group 144A 4.95% 5/1/22		120,000	130,563
•#	MetLife Institutional Funding II 144A
	0.675% 1/6/15		400,000	400,657
	1.205% 4/4/14		1,150,000	1,159,834
#	Metropolitan Life Global Funding I 144A
	3.875% 4/11/22		100,000	107,307
•#	New York Life Global Funding 144A 0.565% 4/4/14		485,000	486,892
•	Prudential Financial 5.625% 6/15/43		365,000	378,231
				4,362,909

11

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Internet – 0.53%
	Amazon.com 2.50% 11/29/22	USD	480,000	$461,697
	Baidu 3.50% 11/28/22		200,000	195,555
#	Tencent Holdings 144A 3.375% 3/5/18		200,000	205,509
				862,761
Leisure Time – 0.19%
	Carnival 1.20% 2/5/16		305,000	304,936
				304,936
Media – 1.12%
	DIRECTV Holdings
	1.75% 1/15/18		150,000	147,567
	3.80% 3/15/22		85,000	85,912
	Historic TW 6.875% 6/15/18		400,000	498,029
#	Myriad International Holding 144A 6.375% 7/28/17		200,000	225,000
	Time Warner Cable
	5.85% 5/1/17		360,000	420,407
	8.25% 4/1/19		125,000	165,454
#	Vivendi 144A 6.625% 4/4/18		230,000	268,562
				1,810,931
Mining – 0.48%
	Alcoa 6.75% 7/15/18		115,000	131,619
#	Anglo American Capital 144A 2.625% 9/27/17		400,000	405,920
	Barrick Gold 3.85% 4/1/22		85,000	87,512
	Teck Resources 3.75% 2/1/23		160,000	160,795
				785,846
Miscellaneous Manufacturing – 1.29%
•	Danaher 0.56% 6/21/13		1,265,000	1,266,136
	Tyco Electronics Group 1.60% 2/3/15		110,000	111,551
•	VF 1.062% 8/23/13		700,000	702,953
				2,080,640
Oil & Gas – 4.98%
•	BP Capital Markets 0.91% 3/11/14		983,000	989,045
	Chevron 2.355% 12/5/22		125,000	122,783
#	CNOOC Finance 2012 144A 3.875% 5/2/22		200,000	208,926
	Ecopetrol 7.625% 7/23/19		185,000	236,800
#	Gazprom 144A
	3.85% 2/6/20		200,000	200,134
	4.375% 9/19/22		200,000	201,800

12

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Oil & Gas (continued)
	Lukoil International Finance 6.125% 11/9/20	USD	200,000	$229,500
	Murphy Oil 3.70% 12/1/22		120,000	116,904
	Newfield Exploration 5.625% 7/1/24		1,095,000	1,179,862
	Occidental Petroleum 2.70% 2/15/23		135,000	134,881
#	Pertamina Persero 144A 4.875% 5/3/22		200,000	215,500
	Petrobras International Finance 3.875% 1/27/16		370,000	389,355
	Petrohawk Energy 7.875% 6/1/15		450,000	470,130
	Petroleos Mexicanos
	#144A 3.50% 1/30/23		50,000	49,125
	4.875% 1/24/22		290,000	320,088
#	PTT 144A 3.375% 10/25/22		200,000	196,587
•#	Schlumberger Investment 144A 0.861% 9/12/14		1,020,000	1,026,639
	Statoil 2.45% 1/17/23		90,000	87,736
•	Total Capital Canada
	0.683% 1/17/14		470,000	472,082
	0.683% 1/15/16		500,000	502,239
	Transocean
	3.80% 10/15/22		285,000	282,925
	5.05% 12/15/16		150,000	167,632
	Weatherford International 4.50% 4/15/22		255,000	261,609
				8,062,282
Pharmaceuticals – 1.11%
•#	AbbVie 144A 1.056% 11/6/15		790,000	802,632
•	DENTSPLY International 1.81% 8/15/13		650,000	653,163
	Teva Pharmaceutical Finance 2.95% 12/18/22		95,000	94,274
#	Zoetis 144A 3.25% 2/1/23		255,000	253,706
				1,803,775
Pipelines – 1.18%
	El Paso Pipeline Partners Operating 6.50% 4/1/20		120,000	145,442
•	Enbridge Energy Partners 8.05% 10/1/37		511,000	580,556
	Energy Transfer Partners
	3.60% 2/1/23		140,000	138,722
	8.50% 4/15/14		145,000	157,356
•	Enterprise Products Operating 8.375% 1/15/68		250,000	286,553
	Sunoco Logistics Partners Operations 3.45% 1/15/23		460,000	455,023
•	TransCanada PipeLines 6.35% 5/15/67		135,000	144,038
				1,907,690

13

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Real Estate – 0.62%
	Alexandria Real Estate Equities 4.60% 4/1/22	USD	80,000	$85,671
	American Tower 3.50% 1/31/23		125,000	122,310
	Digital Realty Trust 5.25% 3/15/21		310,000	344,309
	Host Hotels & Resorts
	4.75% 3/1/23		40,000	42,100
	5.25% 3/15/22		195,000	213,525
	Mack-Cali Realty 4.50% 4/18/22		100,000	105,872
#	WEA Finance 144A 3.375% 10/3/22		85,000	85,802
				999,589
Retail – 0.82%
	CVS Caremark 2.75% 12/1/22		130,000	128,231
	Darden Restaurants 3.35% 11/1/22		205,000	194,963
	Dollar General 4.125% 7/15/17		30,000	31,800
#	QVC 144A 5.125% 7/2/22		160,000	168,348
•	Walgreen 0.81% 3/13/14		800,000	801,450
				1,324,792
Technology – 0.91%
•	Hewlett-Packard 0.711% 5/30/14		75,000	74,239
	International Business Machines 1.25% 2/6/17		200,000	201,352
	Microsoft 2.125% 11/15/22		120,000	116,319
	NetApp
	2.00% 12/15/17		565,000	564,031
	3.25% 12/15/22		90,000	87,767
#	Seagate Technology International 144A 10.00% 5/1/14		126,000	135,450
•	Xerox 1.71% 9/13/13		300,000	301,406
				1,480,564
Telecommunications – 2.48%
	America Movil SAB 3.125% 7/16/22		215,000	214,143
	American Tower 4.50% 1/15/18		400,000	442,143
	AT&T 2.625% 12/1/22		165,000	159,904
•	British Telecommunications 1.434% 12/20/13		300,000	302,556
	CenturyLink 5.80% 3/15/22		225,000	235,849
#	Digicel Group 144A 8.25% 9/30/20		200,000	224,000
#	Oi 144A 5.75% 2/10/22		205,000	215,763
#	Qtel International Finance 144A 3.25% 2/21/23		200,000	197,500
#	Telefonica Chile 144A 3.875% 10/12/22		200,000	200,831
•	Telefonica Emisiones 0.643% 2/4/13		505,000	505,000
	Verizon Communications 2.00% 11/1/16		385,000	398,819

14

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
•#	VimpelCom Holdings 144A 4.31% 6/29/14	USD	265,000	$266,588
	Virgin Media Secured Finance 6.50% 1/15/18		550,000	591,250
#	Vivendi 144A 3.45% 1/12/18		55,000	56,927
				4,011,273
Trucking & Leasing – 0.33%
#	Penske Truck Leasing 144A
	3.375% 3/15/18		320,000	328,132
	3.75% 5/11/17		200,000	210,741
				538,873
Total Corporate Bonds (cost $85,863,105)				87,191,386

Municipal Bonds – 1.50%
•	Connecticut State Series A 1.65% 3/1/27		750,000	756,773
•	Kentucky Higher Education Student Loan Revenue
	Series A-1 0.813% 5/1/20		25,000	24,873
•	Missouri Higher Education Loan Authority Student
	Revenue Series A-1 1.162% 8/27/29		49,840	50,538
•	New Jersey Economic Development Authority Revenue
	(Build America Bonds) 1.308% 6/15/13		75,000	75,122
•	New Mexico Educational Assistance Foundation
	Series A-3 1.511% 12/1/38		120,000	119,982
•	North Texas Higher Education Authority Student
	Loan Revenue
	Series A-1 1.408% 4/1/40		308,042	315,185
	Series A-2 1.208% 7/1/30		75,000	75,125
•	Oklahoma State Student Loan Authority Revenue
	Series 1 1.498% 3/1/27		902,778	920,002
	Series A-2A 1.511% 9/1/37		95,000	94,244
Total Municipal Bonds (cost $2,400,660)				2,431,844

Non-Agency Asset-Backed Securities – 6.12%
•	Ally Master Owner Trust
	Series 2010-4 A 1.276% 8/15/17		100,000	101,610
•	American Express Credit Account Master Trust
	Series 2009-2 A 1.456% 3/15/17		1,825,000	1,858,198
•#	Avenue CLO Fund
	Series 2007-6A A1 144A 0.528% 7/17/19		238,769	232,535
•	Bank of America Credit Card Trust
	Series 2007-A6 A6 0.266% 9/15/16		250,000	250,023

15

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
•	Bank One Issuance Trust
	Series 2003-A8 A8 0.456% 5/16/16	USD	1,500,000	$1,501,709
	CenterPoint Energy Transition Bond
	Series 2012-1 A2 2.161% 10/15/21		100,000	103,111
•	Chase Issuance Trust
	Series 2012-A9 A9 0.356% 10/16/17		1,500,000	1,500,000
•#	Ford Credit Floorplan Master Owner Trust
	Series 2010-3 A2 144A 1.906% 2/15/17		400,000	411,139
	General Electric Capital Credit Card Master Note Trust
	•Series 2011-1 A 0.756% 1/15/17		1,750,000	1,758,376
	Series 2012-6 A 1.36% 8/17/20		100,000	100,482
•#	Golden Credit Card Trust Series 2012-3A A 144A
	0.656% 7/17/17		765,000	768,791
•#	LCM Series 6A A 144A 0.542% 5/28/19		500,000	484,245
#	Master Credit Card Trust
	Series 2012-2A A 144A 0.78% 4/21/17		120,000	119,992
•#	NYLIM Flatiron CLO
	Series 2006-1A A 144A 0.532% 8/8/20		500,000	487,510
•#	Trafigura Securitisation Finance
	Series 2012-1A A 144A 2.606% 10/15/15		80,000	81,363
•#	Victoria Falls CLO
	Series 2005-1A A2 144A 0.641% 2/17/17		143,156	141,781
Total Non-Agency Asset-Backed Securities
	(cost $9,880,260)			9,900,865

ΔRegional Bond – 0.10%
Australia – 0.10%
	New South Wales Treasury	AUD	122,000	164,584
Total Regional Bond (cost $165,484)				164,584

«Senior Secured Loans – 30.83%
	Air Medical Group Holdings Tranche B1
	1st Lien 6.50% 5/26/18	USD	255,000	260,419
	Alcatel Lucent USA 1st Lien
	Tranche B 6.25% 6/4/16		55,000	55,642
	Tranche C 7.25% 12/4/18		285,000	288,206
	Allied Security Holdings Tranche 2L 8.50% 1/21/18		150,000	150,938
	Apex Tool Group Tranche B 4.50% 1/8/20		115,000	116,461
	ATI Holdings Tranche B 5.75% 1/31/20		240,000	237,600

16

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Avaya
Tranche B3 4.814% 10/27/17	USD	108,786	$102,334
Tranche B5 8.00% 3/31/18		174,101	175,897
Bausch & Lomb Tranche B 4.75% 4/17/19		980,075	992,938
Biomet Tranche B 3.75% 7/25/17		269,325	272,643
BJ’S Wholesale Club
1st Lien 6.50% 9/29/18		765,000	778,919
2nd Lien 9.75% 3/29/19		330,000	344,644
Blackboard
Tranche B2 6.25% 10/4/18		54,000	54,000
Tranche B2 1st Lien 6.25% 11/8/18		445,950	451,190
BNY ConvergEx Group
8.75% 11/29/17		131,532	131,204
8.75% 12/16/17		313,468	312,684
Bombardier Recreational Products
1st Lien 5.00% 1/17/19		565,000	572,012
Bresnan Broadband Holdings 4.50% 12/14/17		1,040,000	1,050,915
Brickman Group Holdings Tranche B1 5.50% 10/14/16		588,517	594,402
Bright Horizons Family Solutions 4.00% 1/14/20		160,000	161,700
Brock Holdings III
10.00% 2/15/18		155,000	156,744
Tranche B 6.00% 2/15/17		233,415	235,749
Burlington Coat Factory Warehouse 5.75% 5/1/17		1,162,519	1,178,988
Caesars Entertainment Operating
Tranche B 9.50% 10/31/16		129,666	132,211
Tranche B1 5.494% 1/28/18		697,000	649,081
Charter Communications Tranche C 3.62% 9/6/16		11,223	11,392
Chrysler Group 6.00% 5/24/17		1,155,779	1,182,792
Cinemark USA Tranche B 3.00% 12/18/19		95,000	95,930
Clear Channel Communications
Tranche A 3.639% 7/30/14		1,940,641	1,921,102
Tranche B 3.889% 1/29/16		632,998	551,005
Compass Investors Tranche B 5.25% 12/14/19		700,000	708,167
Cricket Communications Tranche B 3.50% 9/24/19		145,000	146,359
Crown Castle Operating Tranche B 4.00% 1/31/19		570,000	576,056
David’s Bridal Tranche B 5.25% 9/25/19		145,000	146,858
Delos Aircraft 4.75% 3/17/16		235,000	237,350
Delta Air Lines Tranche B 5.50% 4/20/17		1,162,513	1,177,524

17

Statement of net assets
Delaware Diversified Floating Rate Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Deltek
6.00% 8/26/17	USD	145,000	$147,447
10.00% 8/28/17		25,000	25,510
Dynegy Power 9.25% 8/5/16		246,711	258,254
Emdeon Tranche B 5.00% 11/2/18		891,017	906,610
Equipower Resources Holdings
2nd Lien 10.00% 5/23/19		145,000	148,806
Tranche B 5.50% 12/21/18		210,518	212,755
Essar Steel Algoma 8.75% 9/12/14		176,625	179,274
First Data 5.00% 3/24/17		1,271,848	1,275,623
Generac Power Systems Tranche B 6.25% 5/30/18		159,200	163,180
Getty Images Tranche B 4.75% 9/19/19		530,000	537,098
Gray Television 4.75% 10/11/19		674,775	687,427
Harrah’s Las Vegas Propco 3.00% 2/13/15		145,000	134,246
HD Supply Tranche B 7.25% 10/12/17		850,000	877,271
Hologic Tranche B 4.50% 4/29/19		349,125	354,393
Houghton International
1st Lien 5.25% 11/20/19		150,000	152,438
2nd Lien 9.50% 11/20/20		195,000	198,656
IASIS Healthcare Tranche B 5.00% 5/3/18		883,508	892,895
Immucor 5.75% 8/9/19		1,002,351	1,018,639
Ineos US Finance 6.50% 5/4/18		287,228	294,228
Infor US Tranche B2 4.00% 4/5/18		378,102	384,152
Landry’s Tranche B 6.50% 3/22/18		1,137,235	1,154,857
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19		775,000	784,978
MGM Resorts International Tranche B 4.25% 12/13/19		275,000	279,784
Michaels Stores Tranche B 1st Lien 3.75% 1/16/20		1,000,000	1,011,485
Mission Broadcasting Tranche B
1st Lien 3.50% 12/3/19		31,200	31,649
MModal Tranche B 6.75% 7/2/19		174,567	168,603
MTL Publishing Tranche B 5.50% 11/14/17		108,926	110,805
MultiPlan Tranche B 4.75% 8/26/17		384,741	387,386
National CineMedia 3.25% 11/26/19		104,000	104,796
NEP Broadcasting
1st Lien 5.25% 1/3/20		125,000	127,422
2nd Lien 9.50% 7/3/20		400,000	415,333
Nexstar Broadcasting Tranche B 4.50% 7/19/19		73,800	75,092
NRG Energy Tranche B 4.00% 7/1/18		1,005,000	1,017,981

18

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Nuveen Investments
5.863% 5/13/17	USD	260,826	$263,475
8.25% 3/1/19		620,000	633,950
1st Lien 5.96% 5/13/17		175,000	177,078
NXP
5.25% 2/13/19		719,563	729,906
Tranche C 4.75% 12/4/20		105,000	106,542
Offshore Group Investment Tranche B 6.25% 10/17/17		607,313	614,904
OSI Restaurant Partners Tranche B
1st Lien 3.50% 10/5/19		396,900	402,676
Par Pharmaceutical Tranche B 5.00% 8/2/19		274,313	278,341
Party City Holdings Tranche B 5.75% 7/10/19		174,563	176,963
Peninsula Gaming Tranche B 5.75% 5/16/17		230,000	234,025
Penn National Gaming Tranche B 3.75% 7/14/18		797,985	803,656
PQ Tranche B 5.25% 5/1/17		495,000	502,322
Protection One 5.75% 3/31/19		416,850	419,977
PVH Tranche B 3.25% 12/19/19		575,000	580,389
Remy International Tranche B 6.25% 12/16/16		186,536	188,868
Reynolds Group Holdings 1st Lien 4.75% 9/21/18		578,550	579,996
Reynolds & Reynolds Tranche B 3.75% 4/21/18		325,454	328,098
RGIS Services 5.50% 5/3/17		435,000	442,069
RPI Finance Trust Tranche B 3.50% 5/10/18		1,153,387	1,169,716
Samson Investment 2nd Lien 6.00% 9/10/18		480,000	486,600
Sensus USA 2nd Lien 8.50% 4/13/18		565,000	570,650
Seven Seas Cruises
1st Lien 1.25% 12/21/18		172,810	174,970
Tranche B 6.25% 2/16/19		172,813	174,973
Smart & Final
1st Lien 5.75% 11/8/19		575,000	581,948
2nd Lien 10.50% 11/8/20		620,000	634,725
Sophia Tranche B 6.25% 6/5/18		222,926	224,765
SunGard Data Systems 1st Lien 4.50% 12/4/19		80,000	81,450
Swift Transportation Tranche B2 1.25% 12/15/17		277,611	281,428
Taminco Global Chemical Tranche B 4.25% 2/15/19		64,326	64,969
Tempur-Pedic International Tranche B 5.00% 9/27/19		362,000	368,594
Toys R US Tranche B 6.00% 9/1/16		441,311	439,214
Truven Health Analytics Tranche B 5.75% 5/23/19		308,450	314,233
Unifrax I Tranche B 5.25% 11/28/18		55,000	54,450
Univision Communications 4.489% 3/31/17		808,848	812,787
US Coatings Acquisition Tranche B 4.75% 2/1/20		350,000	355,832
US TelePacific 5.75% 2/10/17		542,152	542,152

19

Statement of net assets
Delaware Diversified Floating Rate Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Visant 5.25% 12/22/16	USD	290,718	$279,937
Walter Energy Tranche B 4.00% 2/28/18		424,879	429,305
Warner Chilcott
Tranche B1 4.25% 3/15/18		294,698	298,136
Tranche B2 4.25% 3/15/18		66,032	66,802
Tranche B3 4.25% 3/15/18		146,839	148,552
West Tranche B6 5.75% 8/1/18		298,500	303,351
WideOpenWest Finance 1st Lien 6.25% 7/17/18		1,018,337	1,032,146
Windstream Tranche B3 4.00% 8/23/19		895,500	904,082
Yankee Candle 5.25% 3/2/19		144,414	146,219
Zayo Group Tranche B 1st Lien 5.25% 7/2/19		728,170	738,703
Total Senior Secured Loans (cost $49,080,495)			49,875,053

ΔSovereign Bonds – 1.53%
Australia – 0.10%
Australia Government Inflation-Linked Bond
4.00% 8/20/20	AUD	82,000	164,120
			164,120
Brazil – 0.28%
Brazil Notas do Tesouro Nacional
Series B 6.00% 5/15/15	BRL	36,000	443,947
			443,947
Columbia – 0.15%
• Colombia Government International Bond
2.11% 11/16/15	USD	240,000	241,200
			241,200
Ireland – 0.14%
# VEB Finance 144A 6.025% 7/5/22		200,000	230,500
			230,500
Mexico – 0.14%
Mexican Bonos 8.00% 12/17/15	MXN	2,550,000	219,049
			219,049

20

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
South Africa – 0.38%
# Eskom Holdings 144A 5.75% 1/26/21	USD	200,000	$222,000
South Africa Government Inflation-Linked Bond
2.75% 1/31/22	ZAR	3,043,346	397,172
			619,172
Sri Lanka – 0.13%
# Sri Lanka Government International Bond 144A
5.875% 7/25/22	USD	200,000	212,000
			212,000
Sweden – 0.21%
• Svensk Exportkredit 0.602% 1/23/17	USD	340,000	340,868
			340,868
Total Sovereign Bonds (cost $2,550,911)			2,470,856

Supranational Bank – 0.07%
Andina de Fomento 4.375% 6/15/22		100,000	109,219
Total Supranational Bank (cost $107,907)			109,219

U.S. Treasury Obligation – 0.01%
U.S. Treasury Note 1.625% 11/15/22		20,000	19,366
Total U.S. Treasury Obligation (cost $19,344)			19,366

	Number of shares
Preferred Stock – 0.13%
• PNC Financial Services Group 6.125%		5,000	135,300
† Public Storage 5.20%		3,200	80,480
Total Preferred Stock (cost $205,000)			215,780

	Principal amount°
Short-Term Investments – 7.31%
≠Discount Notes – 0.61%
Federal Home Loan Bank
0.12% 4/2/13	USD	246,735	246,722
0.125% 3/6/13		320,276	320,274
0.13% 2/6/13		339,985	339,985
0.135% 2/15/13		74,797	74,796
			981,777

21

Statement of net assets
Delaware Diversified Floating Rate Fund

	Principal amount°		Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 4.85%
Bank of America 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $2,825,612
(collateralized by U.S. government obligations
1.25%-2.125% 4/15/14-12/31/15;
market value $2,882,114)	USD	2,825,602	$2,825,602
BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $5,027,413
(collateralized by U.S. government obligations
0.25%-4.25% 12/15/13-8/15/21;
market value $5,127,945)		5,027,397	5,027,397
			7,852,999
≠U.S. Treasury Obligations – 1.85%
U.S. Treasury Bills
0.04% 3/21/13		1,975,388	1,975,289
0.04% 3/28/13		1,020,984	1,020,918
			2,996,207
Total Short-Term Investments (cost $11,830,900)			11,830,983

Total Value of Securities – 103.88%
(cost $165,805,586)			168,068,431
«Liabilities Net of Receivables
and Other Assets – (3.88%)			(6,276,624)
Net Assets Applicable to 18,671,730
Shares Outstanding – 100.00%			$161,791,807

Net Asset Value – Delaware Diversified Floating Rate Fund
Class A ($79,616,269 / 9,186,900 Shares)	$8.67
Net Asset Value – Delaware Diversified Floating Rate Fund
Class C ($35,139,762 / 4,056,042 Shares)	$8.66
Net Asset Value – Delaware Diversified Floating Rate Fund
Class R ($27,582 / 3,184 Shares)	$8.66
Net Asset Value – Delaware Diversified Floating Rate Fund
Institutional Class ($47,008,194 / 5,425,604 Shares)	$8.66

22

Components of Net Assets at January 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$161,210,409
Distributions in excess of net investment income	(183,783)
Accumulated net realized loss on investments	(1,615,852)
Net unrealized appreciation of investments and derivatives	2,381,033
Total net assets	$161,791,807

°	Principal amount shown is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of January 31, 2013. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2013, the aggregate value of Rule 144A securities was $26,498,578, which represented 16.38% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2013.
†	Non-income producing security.
Δ	Securities have been classified by country of origin.
≠	The rate shown is the effective yield at time of purchase.
«	Includes foreign currency valued at $289,759 with a cost of $280,330.

Net Asset Value and Offering Price Per Share –
Delaware Diversified Floating Rate Fund
Net asset value Class A (A)	$8.67
Sales charge (2.75% of offering price) (B)	0.25
Offering price	$8.92

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

23

Statement of net assets
Delaware Diversified Floating Rate Fund

The following foreign currency exchange contracts and swap contracts were outstanding at January 31, 2013:1

Foreign Currency Exchange Contracts
						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	CAD	217,118	USD	(214,989)	3/11/13	$2,530
BAML	CLP	122,694,000	USD	(258,428)	3/11/13	403
BAML	EUR	117,557	USD	(158,326)	3/11/13	1,350
BAML	KRW	345,180,305	USD	(317,203)	3/11/13	(659)
BAML	ZAR	(1,237,320)	USD	136,034	3/11/13	(1,573)
CITI	SEK	1,749,546	USD	(272,019)	3/11/13	2,958
HSBC	BRL	633,613	USD	(317,203)	3/11/13	(420)
HSBC	EUR	48,310	USD	(65,037)	3/11/13	581
JPMC	EUR	(387,241)	USD	520,762	3/11/13	(5,223)
MSC	ZAR	(1,981,982)	USD	216,649	3/11/13	(3,775)
TD	MXN	4,061,499	USD	(317,203)	3/11/13	1,147
						$(2,681)

24

Swap Contracts
CDS Contracts
						Unrealized
				Annual Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased:
	ITRAXX Europe Subordinate
BCLY	Financials 18.1 5 yr CDS	EUR	345,000	5.00%	12/20/17	$(23,527)
	ITRAXX Europe Subordinate
JPMC	Financials 18.1 5 yr CDS		215,000	5.00%	12/20/17	(11,637)
	ITRAXX Europe Crossover
JPMC	18.1 5 yr CDS		780,000	5.00%	12/20/17	(43,627)
						$(78,791)

Interest Rate Swap Contracts

			Fixed	Floating
			Interest Rate	Interest Rate		Unrealized
Counterparty &			Received	Received	Termination	Appreciation
Referenced Obligation	Notional Value		(Paid)	(Paid)	Date	(Depreciation)
JPMC
7 yr Interest Rate Swap	USD	5,400,000	(1.395%)	0.468%	6/8/19	$(12,003)
10 yr Interest Rate Swap		16,300,000	(1.994%)	0.301%	1/29/23	94,143
MSC
3 yr Interest Rate Swap		7,500,000	(0.46%)	0.311%	11/30/15	16,846
5 yr Interest Rate Swap		9,600,000	(0.813%)	0.308%	12/18/17	83,034
						$182,020

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

25

Statement of net assets
Delaware Diversified Floating Rate Fund

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CLO — Collateralized Loan Obligation
CLP — Chilean Peso
EUR — European Monetary Unit
HSBC — Hong Kong Shanghai Bank
JPMC — JPMorgan Chase Bank
KRW — South Korean Won
MSC — Morgan Stanley Capital
MXN — Mexican Peso
REMIC — Real Estate Mortgage Investment Conduit
SEK — Swedish Krona
S.F. — Single Family
TD — Toronto Dominion Bank
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

26

Statement of operations
Delaware Diversified Floating Rate Fund	Six Months Ended January 31, 2013 (Unaudited)

Investment Income:
Interest	$1,896,644
Dividends	4,751	$1,901,395

Expenses:
Management fees	301,716
Distribution expenses – Class A	85,391
Distribution expenses – Class C	142,319
Distribution expenses – Class R	19
Dividend disbursing and transfer agent fees and expenses	60,473
Registration fees	32,176
Accounting and administration expenses	23,441
Audit and tax	7,522
Reports and statements to shareholders	7,241
Pricing fees	6,518
Legal fees	4,796
Dues and services	4,469
Custodian fees	4,210
Trustees’ fees	2,520
Insurance	1,040
Consulting fees	713
Trustees’ expenses	239	684,803
Less waived distribution expenses – Class A		(14,232)
Less waived distribution expenses – Class R		(3)
Less expense paid indirectly		(44)
Total operating expenses		670,524
Net Investment Income		1,230,871

28

Net Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	$575,982
Foreign currencies	(28,890)
Foreign currency exchange contracts	(96,769)
Swap contracts	58,084
Net realized gain	508,407
Net change in unrealized appreciation (depreciation) of:
Investments	715,428
Foreign currencies	35,424
Foreign currency exchange contracts	8,084
Swap contracts	127,361
Net change in unrealized appreciation (depreciation)	886,297
Net Realized and Unrealized Gain	1,394,704

Net Increase in Net Assets Resulting from Operations	$2,625,575

See accompanying notes, which are an integral part of the financial statements.

29

Statements of changes in net assets
Delaware Diversified Floating Rate Fund

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,230,871	$2,207,907
Net realized gain (loss)	508,407	(1,661,036)
Net change in unrealized appreciation (depreciation)	886,297	1,193,514
Net increase in net assets resulting from operations	2,625,575	1,740,385

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(660,667)	(1,106,702)
Class C	(224,645)	(409,723)
Class R	(65)	(113)
Institutional Class	(447,222)	(851,211)
	(1,332,599)	(2,367,749)

Capital Share Transactions:
Proceeds from shares sold:
Class A	38,480,992	23,434,152
Class C	12,411,698	7,295,036
Class R	22,153	2
Institutional Class	23,287,019	20,310,142

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	642,842	889,834
Class C	205,012	353,972
Class R	57	111
Institutional Class	357,414	682,685
	75,407,187	52,965,934

30

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(9,128,702)	$(30,091,377)
Class C	(3,281,104)	(7,818,971)
Class R	(1)	(2)
Institutional Class	(8,670,141)	(22,470,194)
	(21,079,948)	(60,380,544)
Increase (decrease) in net assets
derived from capital share transactions	54,327,239	(7,414,610)
Net Increase (Decrease) in Net Assets	55,620,215	(8,041,974)

Net Assets:
Beginning of period	106,171,592	114,213,566
End of period (including distributions in excess of net
investment income of $183,783 and $179,774, respectively)	$161,791,807	$106,171,592

See accompanying notes, which are an integral part of the financial statements.

31

Financial highlights
Delaware Diversified Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period was as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

32

Six Months Ended	Year Ended		2/26/10[2] to
1/31/13[1]	7/31/12	7/31/11	7/31/10
(Unaudited)
$ 8.570	$ 8.590	$ 8.490	$ 8.500

0.093	0.193	0.166	0.088
0.109	(0.005)	0.114	(0.014)
0.202	0.188	0.280	0.074

(0.102)	(0.208)	(0.180)	(0.084)
(0.102)	(0.208)	(0.180)	(0.084)

$ 8.670	$ 8.570	$ 8.590	$ 8.490

2.36%	2.24%	3.33%	0.87%

$79,616	$49,009	$55,209	$2,959
1.01%	1.05%	1.05%	1.04%
1.06%	1.12%	1.34%	4.92%
2.14%	2.28%	1.92%	2.43%

2.09%	2.21%	1.63%	(1.45% )
46%	97%	75%	39%

33

Financial highlights
Delaware Diversified Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period was as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

34

Six Months Ended	Year Ended		2/26/10[2] to
1/31/13[1]	7/31/12	7/31/11	7/31/10
(Unaudited)
$ 8.570	$ 8.590	$ 8.490	$ 8.500

0.061	0.130	0.102	0.062
0.098	(0.006)	0.116	(0.014)
0.159	0.124	0.218	0.048

(0.069)	(0.144)	(0.118)	(0.058)
(0.069)	(0.144)	(0.118)	(0.058)

$ 8.660	$ 8.570	$ 8.590	$ 8.490

1.86%	1.47%	2.58%	0.56%

$35,140	$25,495	$25,769	$1,714
1.76%	1.80%	1.80%	1.79%
1.76%	1.82%	2.04%	5.62%
1.39%	1.53%	1.17%	1.68%

1.39%	1.51%	0.93%	(2.15% )
46%	97%	75%	39%

35

Financial highlights
Delaware Diversified Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period was as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Includes adjustments from the period ending July 31, 2010 in the amount of $9 (or $0.010 per share) which impacted total return by -0.12%. The adjustment is to correct a mis-allocation of distributions among share classes which had no impact on distribution amounts reported and paid to shareholders.

See accompanying notes, which are an integral part of the financial statements.

36

Six Months Ended	Year Ended			2/26/10[2] to
1/31/13[1]	7/31/12	7/31/11		7/31/10
(Unaudited)
$ 8.570	$ 8.590	$ 8.500		$ 8.500

0.083	0.173	0.145		0.079
0.098	(0.011)	0.106	[4]	(0.004)
0.181	0.162	0.251	[4]	0.075

(0.091)	(0.182)	(0.161)		(0.075)
(0.091)	(0.182)	(0.161)		(0.075)

$ 8.660	$ 8.570	$ 8.590	[4]	$ 8.500

2.12%	1.93%	2.96%		0.89%

$28	$5	$5		$5
1.26%	1.30%	1.30%		1.29%
1.36%	1.42%	1.64%		5.22%
1.89%	2.03%	1.67%		2.18%

1.79%	1.91%	1.33%		(1.75% )
46%	97%	75%		39%

5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

37

Financial highlights
Delaware Diversified Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period was as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

38

Six Months Ended	Year Ended		2/26/10[2] to
1/31/13[1]	7/31/12	7/31/11	7/31/10
(Unaudited)
$ 8.570	$ 8.590	$ 8.490	$ 8.500

0.104	0.214	0.187	0.098
0.099	(0.005)	0.117	(0.016)
0.203	0.209	0.304	0.082

(0.113)	(0.229)	(0.204)	(0.092)
(0.113)	(0.229)	(0.204)	(0.092)

$ 8.660	$ 8.570	$ 8.590	$ 8.490

2.38%	2.49%	3.61%	0.97%

$47,008	$31,663	$33,231	$3,394
0.76%	0.80%	0.80%	0.79%
0.76%	0.82%	1.04%	4.62%
2.39%	2.53%	2.17%	2.68%

2.39%	2.51%	1.93%	(1.15% )
46%	97%	75%	39%

39

Notes to financial statements
Delaware Diversified Floating Rate Fund	January 31, 2013 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Diversified Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swaps prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used,

40

various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010-July 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes, the Series only has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period.

41

Notes to financial statements
Delaware Diversified Floating Rate Fund

1. Significant Accounting Policies (continued)

The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended January 31, 2013, the Fund earned $44 under this agreement.

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2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain nonroutine expenses), do not exceed 0.80% of average daily net assets of the Fund through November 28, 2013. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended January 31, 2013, the Fund was charged $2,935 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees for the Fund through November 28, 2013 to 0.25% and 0.50% of average daily net assets, respectively.

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Notes to financial statements
Delaware Diversified Floating Rate Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At January 31, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$60,364
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	3,269
Distribution fees payable to DDLP	42,031
Other expenses payable to DMC and affiliates*	4,024

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2013, the Fund was charged $1,574 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2013, DDLP earned $8,616 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2013, DDLP received gross CDSC commissions of $6 on redemption of the Fund’s Class C shares and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2013, the Fund made purchases of $98,975,507 and sales of $49,237,119 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2013, the Fund made purchases of $5,220,126 and sales of $5,429,654 of long-term U.S. government securities.

At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments for federal income tax purposes was $166,071,438. At January 31, 2013, net unrealized appreciation was $1,996,993, of which $2,605,401 related to unrealized appreciation of investments and $608,408 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.

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Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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Notes to financial statements
Delaware Diversified Floating Rate Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$12,136,636	$81,363	$12,217,999
Corporate Debt	—	138,607,800	—	138,607,800
Foreign Debt	—	2,744,659	—	2,744,659
Municipal Bonds	—	2,431,844	—	2,431,844
U.S. Treasury Obligation	—	19,366	—	19,366
Preferred Stock	215,780	—	—	215,780
Short-Term Investments	—	11,830,983	—	11,830,983
Total	$215,780	$167,771,288	$81,363	$168,068,431

Foreign Currency Exchange Contracts	$—	$(2,681)	$—	$(2,681)
Swap Contracts	—	103,229	—	103,229

During the six months ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2013 and the year ended July 31, 2012 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/13*	7/31/12
Ordinary income	$1,332,599	$2,362,895
Return of capital	—	4,854
Total	$1,332,599	$2,367,749

*Tax information for the period ended January 31, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

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5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2013, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$161,210,409
Distribution payable	(66,197)
Realized gains 8/1/12 – 1/31/13	51,051
Capital loss carryforwards as of 7/31/12	(1,470,341)
Other temporary differences	(27)
Unrealized appreciation	2,066,912
Net assets	$161,791,807

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distribution payable, mark-to-market of forward foreign currency contracts, tax treatment of CDS and interest rate swap contracts, tax treatment of contingent payment on debt instruments, tax deferral of losses on straddles and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities, and tax treatment of CDS and interest rate swap contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2012, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$97,719
Accumulated net realized loss	25,792
Paid-in capital	(123,511)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $37,551 remaining at July 31, 2012 will expire in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

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Notes to financial statements
Delaware Diversified Floating Rate Fund

5. Components of Net Assets on a Tax Basis (continued)

Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$1,432,790	$—

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/13	7/31/12
Shares sold:
Class A	4,450,820	2,753,631
Class C	1,436,456	858,373
Class R	2,556	— *
Institutional Class	2,692,816	2,398,471

Shares issued upon reinvestment of dividends and distributions:
Class A	74,436	104,875
Class C	23,740	41,749
Class R	7	13
Institutional Class	41,388	80,596
	8,722,219	6,237,708
Shares redeemed:
Class A	(1,057,181)	(3,563,888)
Class C	(380,132)	(923,520)
Class R	— *	— *
Institutional Class	(1,004,227)	(2,651,478)
	(2,441,540)	(7,138,886)
Net increase (decrease)	6,280,679	(901,178)

*Share rounds to less than 1.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which

48

was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on November 13, 2012.

On November 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on November 12, 2013. The Fund had no amounts outstanding as of January 31, 2013 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Options Contracts — During the six months ended January 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio

49

Notes to financial statements
Delaware Diversified Floating Rate Fund

8. Derivatives (continued)

securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to reduced counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in written options for the six months ended January 31, 2013.

Swap Contracts — The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

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Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended January 31, 2013, the Fund did not enter into any CDS contracts as a seller of protection. The Fund posted $100,000 as cash collateral for certain open derivatives.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

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Notes to financial statements
Delaware Diversified Floating Rate Fund

8. Derivatives (continued)

Fair values of derivative instruments as of January 31, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair value	Assets Location	Fair value
Forward currency exchange contracts
(Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$8,969	Liabilities net of receivables and other assets	$(11,650)

Credit and interest contracts
(Swap contracts)	Liabilities net of receivables and other assets	194,023	Liabilities net of receivables and other assets	(90,794)
Total		$202,992		$(102,444)

The effect of derivative instruments on the statement of operations for the six months ended January 31, 2013 was as follows:

			Change in Unrealized
		Realized Gain	Appreciation
		or Loss on	or Depreciation
	Location of Gain or Loss on	Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Forward currency exchange contracts
(Foreign currency exchange contracts)	Net realized loss on foreign currency contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(96,769)	$8,084
Credit and interest contracts
(Swap contracts)	Net realized gain on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	58,084	127,361
Total		$(38,685)	$135,445

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Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended January 31, 2013.

	Long		Short
	Derivative		Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	533,640	USD	1,249,945
Options contracts (average notional value)		756		—
Swap contracts (average notional value)*	EUR	1,133,858		—
	USD	27,889,693		—

*Long represents buying protection and short represents selling protection.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient

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Notes to financial statements
Delaware Diversified Floating Rate Fund

9. Securities Lending (continued)

to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended January 31, 2013, the Fund had no securities out on loan.

10. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may

54

shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

55

Other Fund information
(Unaudited)
Delaware Diversified Floating Rate Fund

Board consideration of Delaware Diversified Floating Rate Fund investment advisory agreement

At a meeting held on August 21-23, 2012 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Diversified Floating Rate Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed

56

to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

Lipper currently classifies the Fund as an ultra-short obligation fund. However, because of the nature of the portfolio, Management believes that it would be more appropriate to include the Fund in the loan participation funds category. Accordingly, the Lipper report prepared for the Fund compares the Fund’s performance to two separate Performance Universes – one consisting of the Fund and all retail and institutional ultra-short obligation funds and the other consisting of the Fund and all retail and institutional loan participation funds. When compared to other ultra-short obligation funds, the Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. When compared to other loan participation funds, the Lipper report comparison showed that the Fund’s total return for the one-year period was in the fourth quartile of its Performance Universe. The Board noted that, when compared to other loan participation funds, the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the Fund’s recent inception. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

57

Other Fund information
(Unaudited)
Delaware Diversified Floating Rate Fund

Board consideration of Delaware Diversified Floating Rate Fund investment advisory agreement (continued)

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

When compared to other ultra-short obligation funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. When compared to other loan participation funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board noted that, when compared to other ultra-short obligation funds, the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2012 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which

58

Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments® Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

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About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Vice Chairman
PNC Financial Service Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Diversified Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

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Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

     Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® INCOME FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 4, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 4, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 4, 2013